As filed with the Securities and
Exchange Commission
                           on September 12, 1997
                           Registration Nos. 33-54748
                                    811-7346

                                        SECURITIES AND EXCHANGE
COMMISSION
                                              Washington, D.C.
20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ X ]

                                 Pre-Effective Amendment No.
[     ]

                                 Post-Effective Amendment No.  30
[ X ]
                                                              ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ X ]

                                           Amendment No.  32
[ X ]


                                         (Check appropriate box or
boxes)

                                              The Munder Funds,
Inc.
                             (Exact Name of Registrant as
Specified in Charter)

                                  480 Pierce Street, Birmingham,
Michigan 48009
                            (Address of Principal Executive
Offices) (Zip code)

                                   Registrant's Telephone Number:
(810) 647-9200

                                                 Julie A.
Tedesco
                                     First Data Investor Services
Group, Inc.
                                           One Exchange Place, 8th
Floor
                                            Boston, Massachusetts
02109

                                                    Copies to:

Lisa Anne Rosen, Esq.                                    Paul F.
Roye, Esq.
Munder Capital Management                                Dechert
Price & Rhoads
480 Pierce Street                                        1500 K
Street, N.W.
Birmingham, Michigan 48009
Washington, DC 20005

    [X] It is proposed that this filing will become  effective
October 29, 1997
pursuant to paragraph (b) of Rule 485.

      [X] This  post-effective  amendment  designates a new
effective date for a
previously  filed   post-effective   amendment   (specifically,
Post-Effective
Amendment No. 29 as filed with the Commission on August 29, 1997.)

         The Registrant has elected to register an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment
Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1997 on August 28, 1997.

                                              THE MUNDER FUNDS,
INC.

                                               CROSS-REFERENCE
SHEET

                                              Pursuant to Rule
495(a)

                                       Prospectus for The Munder
Funds, Inc.
                             (The Munder Lifestyle Funds Class A
and B Shares)

                                                      Part A
                                                     --------


                  Item
Heading
                  ------
----------

         1.       Cover Page
Cover Page

         2.       Synopsis
Fund Highlights; Financial Information

         3.       Condensed Financial Information
Financial Information

         4.       General Description of Registrant
Cover Page; Fund Highlights; Fund

Choices; Structure and Management

of the Funds

         5.       Management of the Fund
Structure and Management of the

Funds; Fund Choices; Dividends,

Distributions and Taxes;

Performance

         6.       Capital Stock and Other Securities
Structure and Management of the

Funds; Purchases and Exchanges of

Shares; Redemptions of Shares;

Dividends, Distributions and Taxes

         7.       Purchase of Securities Being Offered
Purchases and Exchanges of Shares

         8.       Redemption or Repurchase
Redemptions of Shares

         9.       Pending Legal Proceedings
Not Applicable





                                               THE MUNDER FUNDS,
INC.

                                               CROSS-REFERENCE
SHEET

                                              Pursuant to Rule
495(a)

                                       Prospectus for The Munder
Funds, Inc.
                                    (The Munder Lifestyle Funds
Class Y Shares)

                                                      Part A
                                                     --------


                  Item
Heading
                  ------
----------

         1.       Cover Page
Cover Page

         2.       Synopsis
Fund Highlights; Financial Information

         3.       Condensed Financial Information
Financial Information

         4.       General Description of Registrant
Cover Page; Fund Highlights; Fund

Choices; Structure and Management

of the Funds

         5.       Management of the Fund
Structure and Management of the

Funds; Fund Choices; Dividends,

Distributions and Taxes;

Performance

         6.       Capital Stock and Other Securities
Structure and Management of the

Funds; Purchases and Exchanges of

Shares; Redemptions of Shares;

Dividends, Distributions and Taxes

         7.       Purchase of Securities Being Offered
Purchases and Exchanges of Shares

         8.       Redemption or Repurchase
Redemptions of Shares

         9.       Pending Legal Proceedings
Not Applicable





                                                      Part B
                                                     --------
                                           (The Munder Lifestyle
Funds)


                  Item
Heading
                  ------
----------

         10.      Cover Page
Cover Page

         11.      Table of Contents
Table of Contents

         12.      General Information and History
See Prospectus --"Structure and

Management of the Funds;" General;

Directors and Officers

         13.      Investment Objectives and Policies
Fund Investments; Investment Limitations;

Portfolio Transactions

         14.      Management of the Fund
See Prospectus --"Structure and

Management of the Funds;"

Directors and Officers;

Miscellaneous

         15.      Control Persons and Principal
See Prospectus --
                  Holders of Securities
"Structure and Management of the

Funds;" Miscellaneous

         16.      Investment Advisory and Other Services
Investment Advisory and Other

Service Arrangements; See

Prospectus -- " Structure and

Management of the Funds "

         17.      Brokerage Allocation and Other Practices
Portfolio Transactions

         18.      Capital Stock and Other Securities
See Prospectus --"Structure and

Management of the Funds;"

Additional Information Concerning

Shares

         19.      Purchase, Redemption and Pricing
Additional Purchase and
                  of Securities Being Offered
Redemption Information; Net Asset

Value; Additional Information

Concerning Shares

         20.      Tax Status
Taxes

         21.      Underwriters
Investment Advisory and Other

Service Agreements

         22.      Calculation of Performance Data
Performance Information

         23.      Financial Statements
Financial Statements





                                              THE MUNDER FUNDS,
INC.

 The purpose of this Post-Effective Amendment filing is to (i) designate a new effective date for a previously filed post-effective amendment pursuant to paragraph (b)(1)(v) of Rule 485, specifically Post-Effective Amendment No. 29 which was filed with the Commission on August 29, 1997 pursuant to paragraph (a) of Rule 485 and (ii) comply with an undertaking pursuant to Item 32(b) of Form
N-1A to file a post-effective amendment containing reasonably current financial statements within four to six months from the effective date of the Registration
Statement  with respect to The Munder  All-Season  Maintenance
Fund, The Munder
All-Season Development Fund and The Munder All-Season Accumulation
Fund.


 The prospectuses and statements of additional information relating to the Money Market Fund, Equity Selection Fund, Micro-Cap Equity Fund, Mid-Cap
Growth Fund,  Multi-Season  Growth Fund,  Real Estate  Equity
Investment  Fund,
Small-Cap Value Fund, Value Fund,  International  Bond Fund, Short
Term Treasury
Fund, NetNet Fund and Financial Services Fund are not included in this filing.









PROSPECTUS

Class A and Class B Shares

     The Munder Funds, Inc. (the "Company") is an open-end investment company.
This Prospectus describes three investment portfolios offered by the Company
(collectively, the "Funds"):

                       Munder All-Season Conservative Fund
                         Munder All-Season Moderate Fund
                        Munder All-Season Aggressive Fund

         This  Prospectus  relates only to the Class A and Class B
shares of the
Funds. The Funds are referred to as The Munder Lifestyle Funds.
Each Fund seeks
its  investment   objective  by  investing  in  a  variety  of
portfolios  (the
"Underlying  Funds") offered by the Company,  The Munder
Framlington Funds Trust
("Framlington"), and The Munder Funds Trust (the "Trust").

         Munder Capital Management (the "Advisor") serves as investment advisor to the Funds and to the Underlying Funds. Framlington Overseas Investment
Management Limited (the "Sub-Advisor") serves as sub-advisor to the Framlington
International Growth Fund, Framlington Emerging Markets Fund and Framlington
Healthcare Fund (the "Framlington Funds"), three of the Underlying
Funds.

         This Prospectus  explains the objectives,  policies,
risks and fees of
each Fund. You should read this Prospectus carefully before
investing and retain
it  for  future  reference.   A  Statement  of  Additional
Information  ("SAI")
describing each of the Funds has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus.
You can obtain the SAI free of charge by calling the Funds at
(800) 438-5789. In
addition, the SEC maintains a Web site (http://www.sec.gov) that contains the
SAI and other information regarding the Funds.

         Shares of the Funds and the Underlying Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or guaranteed. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

         There can be no assurance that a Fund's investment objective will be achieved. The net asset value per share of the Funds will fluctuate in response to changes in market conditions and other factors.

     Securities offered by this Prospectus have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.


                    Call Toll-Free for Shareholder Services:
                                 (800) 438-5789

             The date of this Prospectus is _________________,
1997

                                TABLE OF CONTENTS


Fund Highlights
What are the key facts regarding the
Funds?................................

Financial Information

Fund Choices
What Funds are
offered?....................................................
Who may want to invest in the
Funds?.......................................
What are the Funds' investments and investment
practices?..................
What are the Underlying Funds' investments and investment
practices?.......
What are the risks of investing in the
Funds?..............................

Performance
How is the Funds' performance
calculated?..................................
Where can I obtain performance
data?.......................................

Purchases and Exchanges of Shares
What share class should I choose for my
investment?........................
What price do I pay for
shares?............................................
When can I purchase
shares?................................................
What is the minimum required
investment?...................................
How can I purchase
shares?.................................................
How can I exchange
shares?.................................................

Redemptions of Shares
What price do I receive for redeemed
shares?...............................
When can I redeem
shares?..................................................
How can I redeem
shares?...................................................
When will I receive redemption
amounts?....................................

Structure and Management of the Funds
How are the Funds
structured?..............................................
Who manages and services the
Funds?........................................
What are my rights as a
shareholder?.......................................

Dividends, Distributions and Taxes
When will I receive distributions from the
Funds?..........................
How will distributions be
made?............................................
Are there tax implications of my investments in the
Funds?.................
Additional
Information.....................................................

------------------------------------------------------------------
---------
                                                  FUND HIGHLIGHTS
------------------------------------------------------------------
----------

                                    What Are the Key Facts
Regarding the Funds?

Q:.......What are the Funds' goals?

A:       o       The Conservative Fund (formerly,  "Munder All-
Season
                 Maintenance Fund") seeks to provide  current
income,
                 with capital  appreciation  as a secondary
objective.

         o        The Moderate Fund (formerly,  "Munder  All-
Season  Development
                  Fund") seeks to provide high total return through capital
                  appreciation and current income.

         o        The Aggressive Fund (formerly,  "Munder  All-
Season
                  Accumulation Fund") seeks long-term capital appreciation.

Q:       What are the Funds' strategies?

A:       The Funds invest  primarily in a variety of Underlying
Funds offered
         by the Company,  Framlington and the Trust.

Q:       What are the Funds' risks?

A:       A Fund's performance per share will change daily based on
many factors,
         including interest rate levels, national and international economic conditions, general market conditions, and the performance of the
         Underlying Funds. The net asset value per share will fluctuate in response to these factors.

Q:       What are the options for investment in the Funds?

A:       This Prospectus offers two classes,  Class A Shares and
Class B Shares,
         of the Funds. Each Fund also offers one additional class of shares,
         Class Y Shares, which has different sales charges and expense levels and is offered in another Prospectus.


Maximum Front                  Maximum
                  Class                 Rule 12b-1 Fees*       End
Sales Load**                CDSC***
                 Class A                      .30%
5.50%                     None****

                 Class B                      1.00%
None                        5%

*        An  annual  fee  for  distributing  shares  and
servicing  shareholder
         accounts based on the Fund's average daily net assets.
**       A  one-time  fee  charged at the time of  purchase  of
shares. The fee
         declines  based on the amount you invest.
***      A contingent  deferred sales charge  ("CDSC") is a one-
time fee charged
         at the time of redemption. The fee declines based on the
length of time
         you hold shares.
****     A CDSC of 1% is  imposed on  certain  redemptions  of
Class A Shares if
         redeemed within one year of purchase.

         Class B Shares convert automatically to Class A Shares after six years.
Due to the level of Rule 12b-1 fees and the CDSC on Class B Shares versus Class
A Shares, this conversion is to your economic benefit.

Q:       How do I buy and sell shares of the Funds?

A: Funds Distributor Inc. (the "Distributor") sells shares of the
Funds. You may
purchase  Class A  Shares  and  Class B  Shares  from  the
Distributor  through
broker-dealers  or other  financial  institutions  or from the
Funds'  transfer
agent,  First Data Investor Services Group, Inc.  ("Investor
Services Group" or
the  "Transfer  Agent"),  by mailing the  attached  application with a check to
Investor  Services  Group.  You must  invest  at least  $500  ($50 through  the
Automatic Investment Plan) initially and at least $50 for subsequent purchases.

         Shares may be redeemed (sold back to the Fund) by mail.

         You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Company, the Trust and Framlington or exchanging
Class K shares of other funds of the Company, the Trust and Framlington for
Class A Shares of the Funds. You may exchange Fund shares for shares of the same class of other funds of the Company, the Trust and Framlington.

Q:       What shareholder privileges do the Funds offer?

A:              Class A Shares                            Class B
Shares
                --------------                           ---------
-----
                 Automatic Investment Plan            Automatic
Investment Plan
                 Automatic Withdrawal Plan            Automatic
Withdrawal Plan
                 Retirement Plans                     Retirement
Plans
                 Telephone Exchanges                  Telephone
Exchanges
                 Rights of Accumulation               Reinvestment
Privileges
                 Letter of Intent
                 Quantity Discounts
                 Reinvestment Privilege

Q:       When and how are distributions made?

A: The Funds declare dividends at least annually.  The Funds distribute  capital
gains, if any, at least annually.  Unless you elect to receive distributions in
cash,  all  dividends  and  capital  gain   distributions  of  a
Fund  will  be
automatically used to purchase additional shares of that Fund.

Q:       Who manages the Funds' assets?

A:   Munder Capital  Management is the investment  advisor for the
Funds and the
     Underlying Funds. Framlington Overseas Investment Management
Limited serves
     as sub-advisor to the Framlington Funds.

------------------------------------------------------------------
---------

                                               FINANCIAL
INFORMATION
------------------------------------------------------------------
-------------

------------------------------------------------------------------
-------------
                                         SHAREHOLDER TRANSACTION
EXPENSES1
------------------------------------------------------------------
-------------

         The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.



Class A                Class B

Shares                Shares

Maximum Sales Charge
5.50%                  None
   on Purchase2
(as a % of Offering Price)

Sales Charge Imposed
None                  None
   on Reinvested Dividends

Maximum Deferred Sales Charge3
None4                   5%

Redemption Fees
None5                  None5

 Exchange Fees
None                  None

Notes:

1. Does not include fees which institutions may charge for services they provide to you.

2. The sales charge declines as the amount invested increases.

3. The CDSC payable on redemption of Class B Shares declines over time.

4. A 1% CDSC applies to redemptions of Class A Shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.

5. The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

------------------------------------------------------------------
------------
                                              FUND OPERATING
EXPENSES
------------------------------------------------------------------
------------

         The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown are estimated for the current fiscal year.
Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.










ANNUAL FUND
OPERATING                         Conservative Fund
Moderate Fund               Aggressive Fund
EXPENSES                         Class          Class      Class
Class          Class          Class
(as a % of                         A              B          A
B              A              B
average net assets)             Shares         Shares      Shares
Shares         Shares         Shares
-------------------             ------         ------      ------
------         ------         ------

Advisory Fees                    .35%           .35%        .35%
 .35%           .35%           .35%
12b-1 Fees                       .30%          1.00%        .30%
1.00%           .30%          1.00%
Other Expenses                   .20%           .20%        .20%+
 .20%           .20%           .20%
                                 ====           ====        =====
====           ====           ====
Total Fund
   Operating Expenses            .85%          1.55%        .85%+
1.55%           .85%          1.55%


---------------------
     +After expense reimbursements.  Without expense
reimbursements,  the total
      fund  operating  expenses an investor would pay for Class A
Shares for the
      Moderate Fund would be 41.36%.

         In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of fees and expenses incurred by the
Underlying Funds, so that the investment returns of the Funds will be net of the expenses of the Underlying Funds. The table below shows total fund operating expenses expressed as a percentage of net assets, after any applicable expense reimbursements, for the Class Y Shares of each of the Underlying Funds for their past fiscal year. Expenses are estimated for the current fiscal year for the
International  Bond Fund,  the NetNet  Fund,  the  Micro-Cap
Equity  Fund,  the
Small-Cap Value Fund and the Framlington Funds. As of the date of this
Prospectus, the Equity Selection Fund had not commenced operations. The Funds purchase only Class Y Shares of the Underlying Funds. Class Y Shares are sold without an initial sales charge.


Class

Y

Shares
Accelerating Growth
Fund..............................................................
 ...............    .95%
Equity Selection
Fund..............................................................
 ................     1.00%
Growth & Income
Fund..............................................................
 .................      .95%
International Equity
Fund..............................................................
 ............     1.01%
Micro-Cap Equity
Fund..............................................................
 ................     1.25% +
Mid-Cap Growth
Fund..............................................................
 ..................      .99% +
Multi-Season Growth
Fund..............................................................
 .............     1.00% *
NetNet
Fund..............................................................
 ..........................     1.28% +
Small Company Growth
Fund..............................................................
 ............      .97%
Real Estate Equity Investment
Fund..............................................................
 ...     1.10% +
Small-Cap Value
Fund..............................................................
 .................     1.13% +
Value
Fund..............................................................
 ...........................     1.02% +
Framlington International Growth
Fund..............................................................
1.30%
Framlington Emerging Markets
Fund..............................................................
 ....     1.54%
Framlington Healthcare
Fund..............................................................
 ..........     1.30%
Intermediate Bond
Fund..............................................................
 ...............      .68%
Bond
Fund..............................................................
 ............................      .71%
International Bond
Fund..............................................................
 ..............      .89% +
U.S. Government Income
Fund..............................................................
 ..........      .71% +
Cash Investment
Fund..............................................................
 .................      .55%
Money Market
Fund..............................................................
 ....................      .64%
U.S. Treasury Money Market
Fund..............................................................
 ......      .54%
----------------------

     *Reflects advisory fees after waiver. Without waiver, the Expense Ratio for the Multi-Season Growth Fund would be 1.25%.

     +The  Advisor  voluntarily   reimbursed  the  Fund  for
certain  operating
      expenses. In the absence of such expense reimbursement, the Expense Ratio would have been as  follows:  1.21% for  Mid-Cap  Growth
Fund,  1.26% for
      Small-Cap Value Fund,  1.06% for Value Fund,  1.27% for Real
Estate Equity
      Investment Fund, 1.25% for the NetNet Fund, 5.18% for the Framlington
      Emerging  Markets Fund,  7.08% for the Framlington
Healthcare Fund, 2.31%
      for Framlington International Growth Fund, .93% for the
International Bond
      Fund and .79% for the U.S. Government Income Fund.

------------------------------------------------------------------
-------------
                                                      EXAMPLE
------------------------------------------------------------------
-------------

         This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time period (including the deduction of the deferred. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                Conservative
Moderate                    Aggressive
                                    Fund
Fund                         Fund
                        ------------------------------     -------
----------------     ------------------------




                            Class           Class
Class        Class           Class        Class
                              A               B                 A
B               A            B
                            Shares         Shares
Shares       Shares           Shares      Shares
1 Year
  o Redemption              $  63           $  66              $
63        $  66            $  63       $  66
  o No Redemption           $  63           $  16              $
63        $  16            $  63       $  16
3 Years
  o Redemption              $  81           $  79              $
81        $  79            $  81       $  79
  o No Redemption           $  81           $  49              $
81        $  49            $  81       $  49
5 Years
  o Redemption               $100            $104
$100         $104             $100        $104
  o No Redemption            $100           $  84
$100        $  84             $100       $  84
10 Years
  o Redemption               $154            $195
$154         $195             $154        $195
  o No Redemption            $154            $185
$154         $185             $154        $185

         Based on the  expenses  for the Funds and the  Underlying
Funds  shown
above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                  Expense Ratio

                                                Class A Shares
Class B Shares
Conservative Fund..............................
Moderate Fund..................................
Aggressive Fund................................

 .........The  Advisor expects to reimburse expenses with respect to the Moderate
Fund during the current  fiscal year. The Advisor may  discontinue such expense
reimbursements   at  any  time  in  its   sole   discretion.
Without   expense
reimbursements, an investor in Class A Shares of the Moderate Fund would pay the following expenses on a $1,000 investment, assuming redemption after one, three, five and ten years, respectively, and assuming a hypothetical 5% annual return:
$_____,  $_____, $_____ and $_____.  Without expense
reimbursements,  the total
fund  operating  expenses  an  investor  would  pay for  Class A
Shares  for the
Moderate Fund would be 41.36%.

------------------------------------------------------------------
------------
                                               FINANCIAL
HIGHLIGHTS
------------------------------------------------------------------
------------

         The following financial highlights were audited by Ernst & Young LLP, independent auditors. The Conservative Fund Class A and Class B Shares, the
Moderate Fund Class B Shares and the Aggressive Fund Class A and Class B Shares had not yet commenced operations on June 30, 1997. This information should be read in conjunction with the Funds' most recent Annual Report, which is incorporated by reference into the SAI. You may obtain the Annual Report without charge by calling (800) 438-5789.



Moderate Fund Class A

(a,d)

-------------------------

-------------------------

Period

Ended

6/30/97

Net asset value, beginning of period
$ 10.00

-------

Income from investment operations:
     Net investment income
0.04
     Net realized and unrealized gain on investments
0.98

-------

     Total from investment operations
1.02

Less distributions:
     Dividends from net investment income
--

     Total distributions
 ..............................................             --

-----

Net asset value, end of period
$ 11.02

=======

     Total return (c)
 .................................................
10.20%

========

Ratios to average net assets/supplemental data:
     Net assets, end of period (in 000's)
 ......................            $ 214
     Ratio of operating expenses to average net assets
 .............              0.85% (b)
     Ratio of net investment income to
         average net assets
 ..........................................              2.22% (b)
     Portfolio turnover
rate...........................................                 5%
     Ratio of operating expenses to
         average net assets without expenses reimbursed
 ...........             41.36% (b)

-----------------------------

(a) The All-Season Moderate Fund Class A Shares commenced operations on April 4, 1997.
(b)      Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d)      The Fund is  authorized  to issue Class B Shares.  As of
June 30, 1997,
         the Fund had not commenced selling Class B Shares.


------------------------------------------------------------------
------------
                                                   FUND CHOICES
------------------------------------------------------------------
------------

                                              What Funds are
Offered?

         This  Prospectus  describes  Class A Shares  and  Class B
Shares of the
Conservative Fund, the Moderate Fund and the Aggressive Fund. This section summarizes each Fund's goal and principal investments. The section entitled
"What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks.

------------------------------------------------------------------
-----------
                                                 CONSERVATIVE FUND
------------------------------------------------------------------
-----------

     The  Fund's  primary  goal  is  to  provide  current  income with  capital
appreciation as a secondary objective. The Fund invests in
Underlying Funds that
invest primarily in Fixed Income Securities.  "Fixed Income
Securities"  include
corporate bonds, debentures, notes and other similar corporate debt instruments,
zero coupon bonds (discount debt obligations that do not make interest payments)
and variable  amount master demand notes that permit the amount of indebtedness
to vary in addition to providing for periodic adjustments in the interest rates.
The Fund may also invest in  Underlying  Funds that invest
primarily  in Equity
Securities and may hold assets in cash or Cash Equivalents.
"Equity Securities"
include  common  stocks,   preferred  stocks,   warrants  and
other  securities
convertible into common stock. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

------------------------------------------------------------------
------------
                                                   MODERATE FUND
------------------------------------------------------------------
------------

     The  Fund's  goal is to provide  high total  return  through both  capital
appreciation  and current  income.  The Fund  invests in
Underlying  Funds that
invest primarily in Equity Securities and Fixed Income Securities.
The Fund may
also hold assets in cash or Cash Equivalents.  The Fund offers greater potential
for capital appreciation than does the Conservative Fund by virtue of its larger
investment  in  those   Underlying   Funds  which  invest
primarily  in  Equity
Securities, while also offering greater potential for investment income.

------------------------------------------------------------------
------------
                                                  AGGRESSIVE FUND
------------------------------------------------------------------
------------

     The Fund's goal is to provide long-term capital appreciation. The Fund invests in Underlying Funds that invest primarily in Equity
Securities. The Fund
may also invest in Underlying  Funds that invest in Fixed Income
Securities and
may hold some assets in cash or Cash Equivalents.

                      Who May Want To Invest in the Funds?

     The Funds are designed for investors who desire a balance of both capital appreciation and income. Each Fund represents a varying combination of these two goals. Depending on the Fund or Funds you choose, risk of loss will be greater or lesser based on the Funds' goals and objectives.

            What are the Funds' Investments and Investment
Practices?

         The Funds will invest their assets in the following
Underlying  Funds,
within the ranges (expressed as a percentage of each Fund's assets) indicated below:

                                           Conservative Fund
Moderate Fund              Aggressive Fund
                                         Minimum      Maximum
Minimum       Maximum       Minimum      Maximum
Equity Funds
Accelerating Growth Fund............         0%           5%
0%          10%             0%          15%
Equity Selection Fund...............         0%          10%
0%          20%             0%          30%
Framlington Emerging
     Markets Fund...................         0%           5%
0%          10%             0%          15%
Framlington Healthcare Fund.........         0%           5%
0%           5%             0%          10%
Framlington International
     Growth Fund....................         0%           5%
0%          10%             0%          15%
Growth & Income Fund................         0%          10%
0%          15%             0%          20%
International Equity Fund...........         0%           5%
0%          10%             0%          15%
Micro-Cap Equity Fund...............         0%           5%
0%           5%             0%           5%
Mid-Cap Growth Fund.................         0%           5%
0%          10%             0%          15%
Multi-Season Growth Fund............         0%          20%
0%          30%             0%          40%
NetNet Fund.........................         0%           5%
0%           5%             0%           5%
Real Estate Equity
     Investment Fund................         0%          10%
0%          20%             0%          25%
Small-Cap Value Fund................         0%          10%
0%          20%             0%          30%
Small Company Growth Fund...........         0%          10%
0%          20%             0%          30%
Value Fund..........................         0%          20%
0%          30%             0%          40%

Fixed Income Funds
Bond Fund                                    0%          80%
0%          50%             0%          30%
Intermediate Bond Fund..............         0%          80%
0%          50%             0%          30%
International Bond Fund.............         0%          30%
0%          20%             0%          10%
U.S. Government Income
     Fund...........................         0%          60%
0%          40%             0%          20%

Money Market Funds
Cash Investment Fund................         0%          10%
0%          10%             0%          10%
Money Market Fund...................         0%          10%
0%          10%             0%          10%
U.S. Treasury Money Market
     Fund...........................         0%          10%
0%          10%             0%          10%

         While the Advisor intends to invest each Fund's assets in the
Underlying Funds within the ranges set forth above, and to adjust periodically the allocations in response to economic and market conditions, each Fund has a
"neutral mix" representing the intended typical allocations of the Fund's assets over time.

         Each Fund's neutral asset allocation is expected to be as follows:

                                           Conservative Fund
Moderate Fund            Aggressive Fund
Equity Funds........................              25%
60%                     85%
Fixed Income Funds..................              70%
35%                     15%
Money Market Funds and
     Cash...........................               5%
5%                      0%

         Each Fund's investments are concentrated in the Underlying Funds, and the investment performance of each Fund is directly related to the performance of the Underlying Funds in which it invests. See "What are the Underlying Funds'
Investments and Investment Practices?" for a description of the Underlying
Funds.

         In addition to shares of the Underlying Funds, each Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes.

         When the Advisor believes that market conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country.

      What are the Underlying Funds' Investments and Investment
Practices?

------------------------------------------------------------------
------------
                                             ACCELERATING GROWTH
FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity
Securities.

         In choosing Equity Securities the Advisor considers, among other factors:

o        the potential for accelerated earnings growth
o        the maintenance of a substantial competitive advantage
o        a focused management team
o        a stable balance sheet

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
--------
                                               EQUITY SELECTION
FUND
------------------------------------------------------------------
--------

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities.

      The Advisor's dedicated research team invests the Fund's assets in Equity
     Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

      The Fund generally invests in issuers with market capitalizations of at least $3 billion.

      The Fund diversifies its assets by industry in approximately the same weightings  as those of the  Standard & Poor's 500  Composite
Stock  Price
     Index ("S&P 500").

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
-------------
                                         FRAMLINGTON EMERGING
MARKETS FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International
Finance Corporation, the United Nations or the European Bank for Reconstruction and Development.

         A company will be considered to be in an emerging market country if:

      the company is organized under the laws of, or has a principal office in, an emerging market country the company's stock is traded primarily in an emerging market country, most of the company's assets are in an emerging market country, or most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

          PORTFOLIO MANAGEMENT. William Calvert is the Fund's primary portfolio manager. Prior to joining the Sub-Advisor, Mr. Calvert was an Economic
Strategist for LCF Edmond de Rothschild Securities  (1993-1997),
Vice President
Emerging Markets for Citibank Global Asset  Management  (1993) and
Far East Fund
Manager for Municipal Mutual Insurance (1989-1992).

------------------------------------------------------------------
------------
                                            FRAMLINGTON HEALTHCARE
FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the
United States.

         The Fund will invest in:

      pharmaceutical producers
      biotechnology firms
      medical device and instrument manufacturers distributors of healthcare products healthcare providers and managers other healthcare service companies

         Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

     PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the
Sub-Advisor since 1971.

------------------------------------------------------------------
------------
                                       FRAMLINGTON INTERNATIONAL
GROWTH FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

         The Sub-Advisor will choose companies that demonstrate:

      above-average profitability
      high quality management
      the ability to grow significantly in their countries

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key,
Chief Investment Officer of the Sub-Advisor, heads the Committee.

------------------------------------------------------------------
-------------
                                               GROWTH & INCOME
FUND
------------------------------------------------------------------
-------------

GOAL  AND  PRINCIPAL  INVESTMENTS.   The  Fund's  goal  is  to
provide  capital
appreciation and current income. It primarily invests in a broadly diversified portfolio of dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

      Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

      The Fund may also purchase Fixed Income Securities' which are convertible into or exchangeable for common stock.

      The Fund may  invest up to 35% of its assets in Fixed
Income  Securities,
     including 20% of its assets in Fixed Income Securities that are rated below investment grade.

         The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation.
The Fund will seek to produce a current yield greater than the S&P
500.

         The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

     PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since
January 1987.

------------------------------------------------------------------
-------------
                                             INTERNATIONAL EQUITY
FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in foreign securities, American
Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). At least once a quarter, the Advisor creates a list of foreign securities, ADRs and EDRs
(the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

         After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

      Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

      The Fund emphasizes companies with a market capitalization of at least
$100 million.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr.
Miller, senior portfolio manager of the Fund, have managed the Fund since July
1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and
McDonald & Co. Securities Inc. (1991-1993).

------------------------------------------------------------------
---------

                                               MICRO-CAP EQUITY
FUND
------------------------------------------------------------------
----------

GOAL AND PRINCIPAL INVESTMENTS.  The Fund's goal is to provide long-term capital
appreciation.   It   invests   primarily   in  Equity   Securities
of  smaller
capitalization   companies.   The  Fund  attempts  to  provide
investors  with
potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market  conditions,  the Fund will invest at
least 65% of its
     assets in Equity Securities of companies having a market
capitalization of
     $200  million  or  less,  which  is  considerably   less
than  the  market
     capitalization of S&P 500 companies.

         ......... The Advisor will choose companies that:

      present the ability to grow significantly over the next several years may benefit from changes in technology, regulations and industry sector trends are still in the developmental stage and may have limited product lines

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
-------------
                                                MID-CAP GROWTH
FUND
------------------------------------------------------------------
-------------

GOAL  AND  OBJECTIVES.   The  Fund's  goal  is  to  provide
long-term  capital
appreciation. The Fund invests at least 65% of its assets in the Equity
Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:


      superior earnings growth
      financial stability
      relative market value
      price changes compared to the Standard & Poor's Mid-Cap 400
Index

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
------------

                                             MULTI-SEASON GROWTH
FUND
------------------------------------------------------------------
------------

GOAL  AND  OBJECTIVES.   The  Fund's  goal  is  to  provide
long-term  capital
appreciation.   This  goal  is  "fundamental"  and  cannot  be
changed  without
shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least
65% of its assets in Equity Securities. The Fund generally invests in Equity
Securities with market capitalizations over $1 billion.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

      superior earnings growth
      financial stability
      relative market value
      price changes compared to the S&P 500

     PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr
II and Lee P. Munder, have managed the Fund since its inception in February
1995.  Mr. Barr is the Senior  Vice  President  and  Director of
Research of the
Advisor. From April 1988 to February 1995 he held similar positions with MCM.
Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

------------------------------------------------------------------
------------
                                                    NETNET FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in equity securities.

         In  choosing  which  companies'  stock the Fund  should
purchase,  the
Advisor will invest in those companies  listed on U.S.  securities exchanges or
NASDAQ which are engaged in the research,  design, development or manufacturing,
or engaged to a  significant  extent in the business of
distributing  products,
processes or services for use with Internet or Intranet related businesses.  The
Internet is a world-wide  network of computers designed to permit users to share
information  and transfer  data quickly and easily.  The World
Wide Web ("WWW"),
which is a means of graphically  interfacing with the Internet, is a hyper-text
based  publishing  medium  containing  text,   graphics,
interactive  feedback
mechanisms and links within WWW documents and to other WWW documents. An
Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
------------
                                        REAL ESTATE EQUITY
INVESTMENT FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S.
companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

         Under normal conditions, the Fund will invest at least
65% of its total
assets in Equity Securities of U.S. companies in the real estate industry including:

      equity real estate investment trusts ("REITS") brokers, home builders and real estate developers companies with substantial real estate holdings (for example,  paper and
     lumber producers, hotels and entertainment companies) manufacturers and distributors of building supplies mortgage REITS financial institutions which issue or service mortgages

         ......... In addition, the Fund may invest:

 up   to 35% of  its  assets  in  companies  other  than  real
estate  industry
      companies in investment grade Fixed Income Securities,
including up to 5%
      of its
     assets in debt securities  rated below or unrated if secured by real estate
     assets  if  the  Advisor   believes  that  the  underlying
collateral  is
     sufficient.
      in REITS only if they are traded on a securities exchange or NASDAQ

     PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the
Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

------------------------------------------------------------------
-----------
                                               SMALL-CAP VALUE
FUND
------------------------------------------------------------------
-----------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in
Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below
     $750 million, which is less than the market capitalization of S&P 500 companies.

     .........  The Advisor will  concentrate  on companies that it believes are
undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

      a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

     PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the
Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of
Loomis,  Sayles & Company, L.P. Mr. Eberle, who has managed the
Fund since March
1997, was formerly the primary analyst for the Fund. Prior to joining the
Advisor in 1995, he was an Executive Vice President and Portfolio Manager for
Westpointe Financial Corporation.

------------------------------------------------------------------
-------------
                                             SMALL COMPANY GROWTH
FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS.  The Fund's goal is to provide long-term capital
appreciation.  The Fund  invests  primarily  in  Equity
Securities  of  smaller
capitalization   companies.   The  Fund  attempts  to  provide
investors  with
potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of the
     Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor considers these factors, among others, in choosing companies:

      above-average growth prospects
      participation in a fast-growing industry strategic niche position in a specialized market adequate capitalization

     PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the
Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at
Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the
Advisor in 1995,  Mr.  Gura was a Vice  President,  Senior  Equity
Analyst  for
Woodbridge (1994 - 1995) and an investment officer for Manufacturers National
Bank Trust (1989 - 1994).

------------------------------------------------------------------
-------------

                                                    VALUE FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

      The Fund will invest at least 65% of its assets in Equity
Securities.

         The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

      a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

     PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the
Fund. Mr. Seizert, an Executive Vice President and Chief Investment Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of
Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since
October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

------------------------------------------------------------------
------------
                                                     BOND FUND
------------------------------------------------------------------
------------

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current income and, secondarily, capital appreciation.

      Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

      The Fund's dollar-weighted average maturity will generally be between six and 15 years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and
May  1995,  respectively.  Mr.  Robinson  has been a Vice
President  and  Chief
Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior
Fixed Income Portfolio of the Advisor or MCM since 1985. Prior to joining the
Advisor,  he was a Vice  President  and Senior Fund Manager for
First of America
Investment Corp.

------------------------------------------------------------------
------------
                                              INTERMEDIATE BOND
FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

      Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities. The Fund's dollar-weighted average maturity will generally be between three and eight years.

     PORTFOLIO MANAGEMENTS. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr.
Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

------------------------------------------------------------------
------------
                                              INTERNATIONAL BOND
FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation.
Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and 15 years. The Fund will invest mostly in foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions debt securities issued or guaranteed by supra-national organizations, such as the World Bank debt securities of banks or bank holding companies corporate debt securities other debt securities, including those convertible into foreign stock.

     PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or
MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment
Corp. Ms.  Fayolle,  Vice President and Director of Money Market
Trading for the
Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

------------------------------------------------------------------
------------
                                            U.S. GOVERNMENT INCOME
FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

     Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. government obligations. The Fund's dollar-weighted average maturity will generally be between six and 15 years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the
Advisor  or MCM since  1987,  and Mr.  Root,  Vice  President  and
Director  of
Government Securities Trading of the Advisor since March 1995, have managed the
Fund since March 1995. Mr. Root joined MCM in 1991.

------------------------------------------------------------------
------------
                                               CASH INVESTMENT
FUND
------------------------------------------------------------------
------------

     The Fund's primary goal is as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund invests in a broad range of short-term, high quality, U.S.
dollar-denominated
instruments.

------------------------------------------------------------------
------------
                                          U.S. TREASURY MONEY
MARKET FUND
------------------------------------------------------------------
------------

      The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
      The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

------------------------------------------------------------------
------------
                                                 MONEY MARKET FUND
------------------------------------------------------------------
------------

      The Fund's goal is to provide current income consistent with the preservation of capital and liquidity. The Fund invests its assets in a broad range of short-term, high quality, U.S. dollar denominated instruments, such as bank, commercial and other obligations (including
     Federal, state and local government obligations) that are available in the money markets.

General Information

         Each Equity Fund invests primarily in Equity Securities, which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income
Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

         Each Fund and each Underlying Fund may invest in Cash Equivalents, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S.
Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

         All Funds and Underlying Funds may enter into Repurchase Agreements.
Under a repurchase agreement, a fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.

         The Equity Funds may purchase ADRs, Global Depositary
Receipts ("GDRs")
and EDRs. ADRs are issued by U.S.  financial  institutions and
EDRs and GDRs are
issued  by  European  financial  institutions.   They  are
receipts  evidencing
ownership of underlying Foreign Securities.

         The Underlying  Funds may buy shares of registered  Money
Market Funds.
The Underlying Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Underlying Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

         All Underlying Funds may purchase Fixed Income
Securities. Fixed Income
Securities are securities which either pay interest at set times at either fixed
or variable  rates,  or which  realize a discount  upon  maturity.
Fixed Income
Securities  include  corporate  bonds,  debentures,   notes  and
other  similar
corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Underlying Fund may purchase U.S.
Government Securities, which are securities issued by, or guaranteed by, the
U.S. Government or its agencies or instrumentalities. Such securities include
U.S. Treasury bills, which have initial maturities of less than one year, U.S.
Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National
Mortgage Association and Government National Mortgage Association.

         All Underlying Funds may Borrow Money in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

         All  of  the  Funds,  other  than  the  International
Bond  Fund,  are
classified  as  "diversified  funds."  With  respect to 75% of each  diversified
Fund's assets, each diversified fund cannot invest more than 5% of its assets in
one   issuer   (other   than  the  U.S.   Government   and  its
agencies   and
instrumentalities). In addition, each diversified fund cannot invest more than
25% of its assets in a single issuer. These restrictions do not apply to the
International Bond Fund.

         Each Money Market Fund will invest primarily in Eligible
Securities (as
defined by the SEC) with remaining  maturities of 397 days or less as defined by
the SEC  (although  securities  subject to repurchase  agreements, variable and
floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money
Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk.

Investment Charts

         These charts summarize the Underlying Funds' investments and investment practices. The SAI contains more details. All percentages are based on an
Underlying  Fund's total assets except where otherwise  noted. See
"What are the
Risks of Investing in the Funds?" for a description of the risks involved with the Underlying Funds' investment practices.






------------------------------------------------------------------
---------------------------------------------------------------
                                                          EQUITY
FUNDS
------------------------------------------------------------------
---------------------------------------------------------------
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------


Framling-                    Framlington
                                            Acceler-
ton           Framling-      Inter-national
 Investments and                            ating         Equity
Emerging      ton            Growth
 Investment Practices                       Growth
Selection      Markets       Healthcare
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 Foreign Securities.  Includes
 securities issued by non-U.S.
 companies.  Present more risks than            25%            25%
Y              Y               Y
 U.S. securities.
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 Lower-Rated Debt Securities.  Fixed
 income securities which are rated
 below investment grade by Standard &            Y              Y
Y              Y               Y
 Poor's Ratings Service, Moody's
 Investors Service Inc. or other
 nationally recognized rating
 agency.  Considered riskier than
 investment grade securities.
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 Investment-Grade Asset Backed
 Securities.  Includes debt                      N              N
N              N               N
 securities backed by mortgages,
 installment sales contracts and
 credit card receivables.
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 Stripped Securities.  Includes
 participations in trusts that hold
 U.S. Treasury and agency securities             N              N
N              N               N
 which represent either the interest
 payments or principal payments on
 the securities or combinations of
 both.
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 Forward Foreign Currency Exchange
 Contracts.  Obligations of a Fund to
 purchase or sell a specific currency
 at a future date at a set price.                Y              Y
Y              Y               Y
 May decrease a Fund's loss due to a
 change in currency value, but also
 limits gains from currency changes.
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 When-Issued and Delayed Delivery
 Securities.  Securities purchased at
 a set price, with delivery and                  Y              Y
Y              Y               Y
 payment in the future.  The value of
 securities may change between the
 time the price is set and payment.
 Not to be used for speculation.
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------
 Futures and Options on Futures.1
 Contracts in which a Fund agrees, at
 maturity, to make delivery of or                Y              Y
Y              Y               Y
 receive securities, the cash value
 of an index or foreign currency.
 Used for hedging purposes or to
 maintain liquidity.
 ------------------------------------------ ------------- --------
------ ------------- -------------- ----------------









   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------

Real Estate

Equity
   Growth       Inter-       Micro-        Mid-         Multi-
Invest-ment  Small-       Small
   &            national     Cap           Cap          Season
NetNet                    Cap          Company
   Income       Equity       Equity        Growth       Growth
Fund                      Value        Growth        Value
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------


       25%           Y           25%           25%          25%
Y            N           25%          25%           25%

   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------


       20%           Y            Y             Y            Y
Y            Y            Y            Y             Y





   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------


        N            N            N             N            N
N            N            N            N             N


   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------


        N            N            N             N            N
N            N            N            N             N




   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------



        Y            Y            Y             Y            Y
Y            N            Y            Y            20%




   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------


        Y            Y            Y             Y            Y
Y            Y            Y            Y             Y





   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------


        Y            Y            Y             Y            Y
Y            Y            Y            Y             Y




   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------






------------------------------------------------------------------
---------------------------------------------------------

------------------------------------------------------------------
---------------------------------------------------------
                                                 EQUITY FUNDS
(continued)
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------


Framling-                   Framlington

ton          Framling-      Inter-national
 Investments and                            Accelerating
Equity        Emerging     ton            Growth
 Investment Practices                       Growth
Selection     Markets      Healthcare
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------
 Options.  A Fund may buy options
 giving it the right to require a
 buyer to buy a security held by the
 Fund (put options), buy options
 giving it the right to require a
 seller to sell securities to the
 Fund (call options), sell (write)                 Y
Y             Y             Y               Y
 options giving a buyer the right to
 require the Fund to buy securities
 from the buyer or write options
 giving a buyer the right to require  the Fund to sell  securities to the buyer
 during  a set  time at a set  price.  Options  may  relate  to stock  indices,
 individual securities, foreign currencies or futures contracts.
See the SAI for
 more details and additional limitations.
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------
 Reverse Repurchase Agreements.  A
 Fund sells securities and agrees to
 buy them back later at an agreed                  Y
Y             Y             Y               Y
 upon time and price.  A method to
 borrow money for temporary purposes.
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------
 Illiquid Securities.  Typically
 there is no ready market for these               15%
15%           15%           15%             15%
 securities, which inhibits the
 ability to sell them and to obtain
 their full market value, or there
 are legal restrictions on their
 resale by the Fund.
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------
 Lending Securities.  May lend
 securities to financial institutions             25%
25%           25%           25%             25%
 which pay for the use of the
 securities.  May increase return.
 Slight risk of borrower failing
 financially.
 ------------------------------------------ ---------------- -----
-------- ------------ -------------- ----------------

Key:
Y =  investment allowed without restriction
N =  investment not allowed
1    The limitation on margins and premiums for futures is 5% of a
Fund's assets






------------------------------------------------------------------
---------------------------------------------------------------

------------------------------------------------------------------
---------------------------------------------------------------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- --------


Real Estate

Equity
   Growth       Inter-       Micro-        Mid-         Multi-
Invest-ment  Small-       Small
   &            national     Cap           Cap          Season
NetNet                    Cap          Company
   Income       Equity       Equity        Growth       Growth
Fund                      Value        Growth        Value
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------






        Y            Y            Y             Y            Y
Y            Y            Y            Y             Y










   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------


        Y            Y            Y             Y            N
Y            Y            Y            Y             Y



   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------


       15%          15%          15%           15%          15%
15%          15%          15%          15%           15%




   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ---------

       25%          25%          25%           25%          25%
25%          25%          25%          25%           25%




   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ ------------- ----------







------------------------------------------------------------------
---------------------------------------------------------------

------------------------------------------------------------------
---------------------------------------------------------------
                                                       FIXED
INCOME FUNDS
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------

 Investments and                                       Bond
Intermediate     International    U.S. Government
 Investment Practices                                  Fund
Bond Fund        Bond Fund        Income Fund
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Foreign Securities.  Securities issued by
 foreign governments and their agencies,
 instrumentalities or political subdivisions,
 supranational organizations, and foreign
 corporations including those convertible into
 foreign stock.                                            25%
25%               Y                 25%
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Preferred Stock.  May be convertible to common
 stock.  Preferred stock ranks senior to common
 stock in capital structure and payment of
 dividends.                                                 Y
Y                Y                  Y
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Asset-Backed Securities.  Includes debt
 securities backed by mortgages, installment
 sales contracts and credit card receivables.               Y
Y                Y                  Y
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Interest Rate and Currency Swaps. Agreement to
 exchange payments calculated on the basis of
 relative interest or currency rates. Derivative
 instruments used solely for hedging.                       Y1
Y1               Y1                 Y1
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Interest Rate Caps and Floors. Entitle
 purchaser to receive payments of interest to
 the extent that a specified reference rate                 N
N                Y                  N
 exceeds or falls below a predetermined level.
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Stripped Securities.  Includes participations
 in trusts that hold U.S. Treasury and agency
 securities which represent either the interest
 or principal payments on the securities or                 Y
Y                Y                  Y
 combinations of both.
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Reverse Repurchase Agreements.  A Fund sells
 securities and agrees to buy them back later at
 an agreed upon time and price.  A method to
 borrow money for temporary purposes.                       Y
Y                Y                  Y
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Forward Foreign Currency Exchange Contracts.
 Obligations of a Fund to purchase or sell a
 specific currency at a future date at a set
 price.  May decrease a Fund's loss due to a
 change in currency value, but also limits gains            Y
Y                Y                  Y
 from currency changes.
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 U.S. Bank Obligations.  U.S. dollar denominated
 bank obligations, including certificates of
 deposit, bankers' acceptances, bank notes, time
 deposits issued by U.S. or foreign banks or
 savings institutions having total assets in
 excess of $1 billion.                                      Y
Y                Y                  Y
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------






                                                 FIXED INCOME
FUNDS (continued)
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------

 Investments and                                       Bond
Intermediate     International    U.S. Government
 Investment Practices                                  Fund
Bond Fund        Bond Fund        Income Fund
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Supranational Organization Obligation. Fixed
 income securities issued or guaranteed by
 supranational organizations such as the World              N
N                Y                  N
 Bank.
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Guaranteed Investment Contracts. Agreements of
 a Fund to make payments to an insurance
 company's general account in exchange for a
 minimum level of interest based on a index.
                                                            Y
Y                Y                  Y
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 When-Issued Purchases and Forward Commitments.  Agreement by a
Fund to purchase
 securities at a set price,  with payment and delivery in the future.  The value
 of the securities may change between the time the price is set and payment.
 Not to be used for speculation.
                                                            Y
Y                Y                  Y
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Illiquid Securities. Typically there is no
 ready market for these securities, which limits
 the ability to sell them for full market value,           15%2
15%2             15%2               15%2
 or they are restricted as to resale.
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Futures and Options on Futures.3 Contracts in which a Fund has the right or the
 obligation  to make delivery of, or receive,  securities,  the cash value of an
 index or foreign currency. Used for hedging purposes or to
maintain
 liquidity.                                                 Y
Y                Y                  Y
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Options. A Fund may buy options giving it the right to require a buyer to buy a
 security  held by the Fund (put  options),  buy options  giving it the right to
 require a seller to sell  securities to the Fund (call  options), sell (write)
 options giving a buyer the right to require the Fund to buy securities from the
 buyer or write  options  giving a buyer the right to  require the Fund to sell
 securities to the buyer during a set time at a set price. Options may relate to
 stock indices, individual
 securities or foreign currencies.  See the SAI             Y
Y                Y                  Y
 for more details and additional limitations.
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------
 Lending Securities.  May lend securities to
 financial institutions which pay for the use of           25%
25%              25%                25%
 securities.  May increase return.  Slight risk
 of borrower failing financially.
 ----------------------------------------------------- -----------
-- ---------------- ---------------- --------------------

Key:
Y = Investment allowed without restriction N = Investment not allowed 1 Interest rate swaps only 2 Based on net assets 3 The limitation on margins and premiums for futures is 5% of a Fund's assets






                               MONEY MARKET FUNDS
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------

Investments and                                Cash
Money            Tax-Free           U.S. Treasury
Investment Practices                           Investment
Market           Money              Money
----------------------------------------------
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Corporate Obligations:
     o   Commercial paper (including paper            Y
Y                 N                  N
         of Canadian cos., Canadian branches
         of U.S. cos., and Europaper)
     o   Corporate bonds
     o   Other short-term obligations                 Y
Y                 N                  N
     o   Variable Master Demand Notes                 Y
Y                 N                  N
     o   Bond Debentures                              Y
Y                 N                  N
     o   Notes                                        Y
Y                 N                  N
                                                      Y
Y                 N                  N
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Asset-Backed Securities.  Includes debt               Y
Y                 N                  N
securities backed by mortgages, installment
sales contracts and credit card receivables.
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
U.S. Government Obligations:
     o   Issued or guaranteed by U.S.                 Y
Y                 N                  Y
         Government
     o   Issued or guaranteed by U.S.                 Y
Y                 N                  N
         Government agencies and
         instrumentalities
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
                                               ---------------- --
-------------- ------------------ -------------------
Bank Obligations. U.S. dollar- denominated            Y
Y                 N                  N
only; includes CDs, bankers' acceptances,
bank notes, deposit notes and
interest-bearing savings and time deposits,
issued by U.S. or foreign banks or savings
institutions with total assets greater than
$1 billion.
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Foreign Banks and Foreign Branches of                25%
25%                N                  N
Domestic Banks.  Includes ECDs, ETDs, CTDs,
Schedule Bs, Yankee CDs and Yankee BAs.
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Stripped Securities:
     o   Participation in trusts that hold            Y
Y                 Y                  N
         U.S. treasury and agency securities
     o   U.S. Treasury-issued receipts
     o   Non-U.S. Treasury receipts                   Y
Y                 Y                  35%

                                                      Y
Y                 Y                  N
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Municipal Revenue Obligations.  Obligations
the interest on which is paid solely from             N
N         May be more than           N
the revenues of similar projects.
25%
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Municipal Obligations.  Payable from the             5%
5%          25% in any one            N
issuer's general revenue, the revenue of a
state
specific project, current revenues or a
reserve fund.
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------






                         MONEY MARKET FUNDS (continued)
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------

Investments and                                Cash
Money            Tax-Free           U.S. Treasury
Investment Practices                           Investment
Market           Money              Money
----------------------------------------------
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Reverse Repurchase Agreements.  A Fund sells         Y*
Y                 N                  Y*
securities and agrees to buy them back later
at an agreed upon time and price.  A method
to borrow money for temporary purposes.
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Guaranteed Investment Contracts.  Agreements          Y
Y                 N                  N
of a Fund to make payments to an insurance
company's general account in exchange for a
minimum level of interest based on an index.
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
When-Issued Purchases and Forward               Not expected
Not expected     Not expected to          Not
Commitments.  Agreement by a Fund to            to exceed 25%
to exceed 25%      exceed 25%          expected to
purchase securities at a set price, with
exceed 25%
payment and delivery in the future.  The
value of the securities may change between
the time the price is set and payment.  Not
to be used for speculation.
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Foreign Securities.  Debt obligations issued         25%
25%                N                  N
by foreign governments, and their agencies,
instrumentalities or political subdivisions,
supranational organizations, and foreign
corporations or convertible into foreign
stock.
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------
Illiquid Securities.  Typically there is no          10%
10%               10%                10%
ready market for these securities, which
limits  the  ability  to sell  them for full  market  value,  or there are legal
restrictions on their resale by a Fund.
---------------------------------------------- ---------------- --
-------------- ------------------ -------------------

         Key:
         Y=   investment allowed without restriction
         N=   investment not allowed
         * =  deemed borrowing; subject to the borrowing
limitations








                     What are the Risks of Investing in the Funds?

         A Fund's performance per share will change daily based on many factors, including interest rate levels, national and international economic conditions, general market conditions, and the performance of the Underlying
Funds. The net
asset value per share will fluctuate in response to these factors.

         Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

         The risks of investing in the Funds are dependent on which Underlying
Funds the Funds invest in, and to what extent. The risks of investing in the
Underlying Funds are summarized below.

All Underlying Funds

         A  fund's  risk is  mostly  dependent  on the  types of
securities  it
purchases and its investment techniques. Certain Underlying Funds are authorized
to use options, futures, and forward foreign currency exchange contracts,  which
are types of derivative instruments. Derivative instruments are instruments that
derive  their value from a different  underlying  security,  index or  financial
indicator.  The use of  derivative  instruments  exposes an
Underlying  Fund to
additional risks and transaction  costs. Risks inherent in the use of derivative
instruments  include:  (1) the risk that interest rates,
securities  prices and
currency  markets  will  not  move in the  direction  that a portfolio  manager
anticipates;   (2)  imperfect   correlation  between  the  price
of  derivative
instruments  and movements in the prices of the  securities, interest  rates or
currencies being hedged; (3) the fact that skills needed to use these strategies
are different than those needed to select portfolio securities;
(4) the possible
absence of a liquid secondary market for any particular
instrument and possible
exchange-imposed price fluctuation limits, either of which may make it difficult
or impossible to close out a position when desired;  (5) leverage risk, that is,
the risk that  adverse  price  movements in an  instrument  can result in a loss
substantially  greater than the  Underlying  Fund's  initial investment in that
instrument  (in  some  cases,   the  potential  loss  is
unlimited);   and  (6)
particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Underlying
Fund worse off than if it had not entered into the position.

         The risks of the various investment techniques the Funds use are described in more detail in the SAI.

Equity Funds

         Investing in the Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the
Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity
Securities  held by the
Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

Fixed Income Funds

         The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund.
Investing in the Funds may be less risky than investing in individual Fixed
Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversities does not eliminate all risks. The Funds invest mostly in Fixed Income
Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Money Market Funds

     Each Money Market Fund attempts to maintain a constant net asset value of
$1.00 per share. However, your investment in the Funds is not guaranteed.

         Although the Money Market Fund expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Money Market Funds will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

Micro-Cap Equity Fund, Mid-Cap Growth Fund, Small-Cap Value Fund and Small
Company Growth Fund

         The Advisor believes that smaller  companies can provide
greater growth
potential and potentially higher returns than larger firms.
Investing in smaller
companies,  however, is riskier than investing in larger
companies. The stock of
smaller  companies may trade  infrequently  and in lower volume, making it more
difficult  for a Fund to sell the stocks of smaller  companies when it chooses.
Smaller companies may have limited product lines,  markets,
financial resources
and distribution channels,  which makes them more sensitive to changing economic
conditions.   Stocks  of  smaller   companies   historically
have  had  larger
fluctuations in price than stocks of larger companies included in the S&P 500.

   Framlington Emerging Markets Fund, Framlington International
Growth Fund,
             International Equity Fund and International Bond Fund

         Investing in any of the Funds,  with its larger
investment  in foreign
securities,  may  involve  more  risk  than  investing  in a U.S.
fund  for the
following  reasons:  (1) there may be less public  information available  about
foreign companies than is available about U.S. companies;  (2)
foreign companies
are not  generally  subject to the uniform  accounting,  auditing and  financial
reporting  standards and practices  applicable  to U.S.
companies;  (3) foreign
markets have less volume than U.S.  markets,  and the securities of some foreign
companies are less liquid and more  volatile  than the  securities of comparable
U.S. companies;  (4) there may be less government regulation of stock exchanges,
brokers,  listed companies and banks in foreign  countries than in the U.S.; (5)
the Fund may incur fees on currency  exchanges when it changes investments from
one country to another;  (6) the Fund's foreign investments could be affected by
expropriation,   confiscatory   taxation,   nationalization  of
bank  deposits,
establishment  of  exchange   controls,   political  or  social
instability  or
diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments;
and (8) possible imposition of dividend or interest withholding by a foreign country.

Real Estate Equity Investment Fund

         The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Framlington Healthcare Fund

         The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.
The Fund may be
riskier than a fund investing in a broader range of industries.

International Bond Fund

         The Fund is non-diversified and holds securities of a limited number of issuers. The Fund may, therefore, pose a greater risk to investors than an investment in a diversified fund.

NetNet Fund

         The Fund will invest primarily in companies engaged in Internet and
Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

------------------------------------------------------------------
-------------
                                                   PERFORMANCE
------------------------------------------------------------------
-------------

                    How is the Funds' Performance Calculated?

         There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

         One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of a Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than 5.5%, or a Class B shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

         Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B Shares.

         Each  Fund  may  also  publish  its  current  yield.
Yield  is the net
investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

         The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

         Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services,
Inc. or information  reported in national financial  publications
(such as Money
Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to indices such as the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      Where Can I Obtain Performance Data?

         The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

------------------------------------------------------------------
-------------
                                        PURCHASES AND EXCHANGES OF
SHARES
------------------------------------------------------------------
-------------

              Which Share Class Should I Choose For My Investment?

         Each of the Funds offers Class A and Class B Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.

     Class A                                              Class B
      Front end sales charge.  There are several           No
front end sales charge.  All your money
     ways to reduce these sales charges.                  goes to
work for you right away.

      Lower                                               annual
expenses  than
                                                          Class B
Shares. Higher
                                                          annual
expenses  than
                                                          Class A
Shares.

                              A CDSC on shares you
                              sell within six years
                                  of purchase.





Automatic  conversion
                                                          to
Class  A   Shares

approximately      six
                                                          years
after  issuance,
                                                          thus
reducing  future
                                                          annual
expenses.

                               CDSC is waived for
                              certain redemptions.

         Each Fund also issues Class Y Shares, which has a different sales charge, expense level and performance. Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning
Class Y Shares.

                         What Price Do I Pay For Shares?

         Class A Shares are sold at the net asset value next
determined  by the
Funds plus any  applicable  sales  charge and Class B Shares are sold at the net
asset  value  next   determined   by  the  Funds.   You  should
be  aware  that
broker-dealers   (other  than  the  Funds'  Distributor)  may
charge  investors
additional fees if shares are purchased through them.

NET ASSET VALUE. Except in certain limited circumstances, each Fund determines its net asset value ("NAV") at the close of the New York Stock Exchange ("NYSE")
(normally 4:00 p.m. Eastern time) on each day on which the NYSE is open for trading (a "Business Day"). The Money Market Funds also determine their NAVs at
2:45 p.m. (Eastern time). If we receive your purchase order and payment for a
Money Market Fund by 2:45 p.m. (Eastern time) on a Business Day, you will receive dividends on that day. Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases.
The current sales charge rates and commissions paid to selected dealers are as follows:




Discount to

Sales Charge                          Selected
                                                             as a
Percentage of                   Dealers as a

Your               Percentage of
                                                 Net Asset Value
Investment            Investment
Less than $25,000                                    5.50%
5.82%                   5.00%
$25,000 but less than $50,000                        5.25%
5.54%                   4.75%
$50,000 but less than $100,000                       4.50%
4.71%                   4.00%
$100,000 but less than $250,000                      3.50%
3.63%                   3.25%
$250,000 but less than $500,000                      2.50%
2.56%                   2.25%
$500,000 but less than $1,000,000                    1.50%
1.52%                   1.25%
$1,000,000 or more                                   None*
None*               (see below)**


* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
**   The  Distributor  will pay a 1%  commission  will be paid to dealers who initiate and are responsible for purchases of $1 million or more.

         The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class
 A Shares to the following types of purchasers:

(1)    individuals with an investment account or relationship with the Advisor;
(2)      full-time employees and retired employees of the Advisor,
employees of
         the Funds'  administrator,  distributor,  custodian and
outside counsel
         and immediate family members of such persons;
(3)      registered  broker-dealers  that have entered  into
selling  agreements
         with the  Distributor,  for their own accounts or for
retirement  plans
         for their employees or sold to registered representatives
for full-time
         employees (and their  families) that certify to the
Distributor at the
         time of  purchase  that such  purchase is for their own
account (or for
         the benefit of their families);
(4)      certain qualified employee benefit plans as described
below;
(5)      individuals  who reinvest a  distribution  from a
qualified  retirement
         plan for which the Advisor serves as investment advisor;
(6)      individuals  who  reinvest  the proceeds of  redemptions
from Class Y
         Shares of the Funds of the Trust, the Company or Framlington, within 60 days of redemption;
(7)      banks  and  other  financial   institutions   that  have
entered  into
         agreements  with the  Trust,  the  Company  or
Framlington  to provide
         shareholder services for customers  ("Customers")
(including Customers
         of such  banks  and other  financial  institutions,  and
the  immediate
         family members of such Customers);
(8)      financial planners or employee benefit plan consultants
acting for the
         accounts of their clients;
(9) persons  acquiring  Class A Shares by  exchanging  Class K
Shares of another
Fund of the Company, the Trust or Framlington; (10) employer sponsored retirement plans which are administered by Universal
Pensions,  Inc.  ("UPI
Plans"); and (11) employer sponsored 401(k) plans that are administered by
Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plans."

Qualified Employer Sponsored Retirement Plans

         We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under
Section 401(a)
of the Code (each, a "Qualified Employee Benefit Plan") that (1) invest
$1,000,000 or more in Class A Shares or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions of Class A Shares within one year of purchase for Qualified Employee
Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified
Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual
Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified
Employee Benefit Plans.

         We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for UPI Plans. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

         We will waive the initial sales charge for all investments by Merrill
Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill
Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service
Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or
(ii) the Plan
is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill
Lynch,  and on the date the Plan Sponsor signs the Merrill  Lynch
Recordkeeping
Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping
Service Agreement.

SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

      Letter of Intent.  If you intend to purchase at least
$100,000 of Class A,
     Class B and Class C Shares of the Funds and other non-money market funds of the Trust, the Company (other than Index 500 Fund) or
Framlington,  you may
     wish to complete the Letter of Intent Section of your Account Application
     Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the
     Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day  period).  You should inform the Transfer
Agent that you
     have a Letter of Intent each time you make an investment.

         You are not obligated to purchase the amount specified in the Letter of
     Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

o    Quantity  Discounts.  You may combine  purchases of Class A
Shares that are
     made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer
     Agent to qualify.

o    Right of  Accumulation.  You may add the value of any Class
A,  Class B and
     Class C Shares of non-money market funds of the Trust, the Company or
     Framlington  you already own to the amount of your next Class
A  investment
     for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

         Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Funds' shares.

         For further information on sales charge waivers and reductions call the
Funds at (800) 438-5789.

                           When Can I Purchase Shares?

         Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                    What is the Minimum Required Investment?

         The minimum initial investment for Class A and Class B
Shares of a Fund
is $500 and subsequent  investments must be at least $50.
Purchases in excess of
$250,000 must be for Class A Shares.

                                                   How Can I
Purchase Shares?

         You can purchase Class A and Class B Shares in a number of different ways. You may place orders directly through the Transfer
Agent  or  the
Distributor or through arrangements with your authorized broker.

o By Broker. Any broker authorized by the Distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

o By Mail. You may open an account by mailing a completed and signed Account
      Application Form and a check or other negotiable bank draft (payable to the Munder  Funds) for $500 or more to: The  Munder  Funds,
c/o  Investor
      Services Group, P.O. Box 5130, Westborough,  Massachusetts
01581-5130. You
      can obtain an Account Application Form by calling (800) 438-
5789.  Be sure
      to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

o By Wire. To open a new account, you should call the Funds at (800)
      438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to Investor Services Group at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number.
      Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                                    Boston Safe Deposit and Trust
Company
                                    Boston, MA
                                    ABA# 011001234
                                    DDA# 16-798-3
                                    Account No.:

      You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

o Automatic Investment Plan ("AIP"). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the
      AIP  Application  Form or call the Funds at (800)  438-5789.
The  minimum
      pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

o Reinvestment Privilege. Once a year you may reinvest redemption proceeds from Class A and Class B Shares of a Fund (or Class A, B and C Shares of
      another non-money market fund of the Trust, the Company or Framlington) in shares of the same class of the same Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

         The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any
Class for any period of time.

         See the SAI for further information regarding purchases of the Funds' shares.

                                                   How Can I
Exchange Shares?

         The following tables give information about permitted and nonpermitted exchanges of shares.







Class to
                      Class Held
be Acquired                        Permitted?
Class A Shares of the Funds                             Class A
Shares of the Other Funds1                Yes
Class B Shares of the Funds                             Class B
Shares of the Other Funds                 Yes
Class A Shares of the Other Funds                       Class A
Shares of the Funds                       Yes
Class B Shares of the Other Funds                       Class B
Shares of the Funds                       Yes
Class K Shares of the Other Funds                       Class A
Shares of the Funds                       Yes
Class A Shares of the Funds Acquired through an         Class A
Shares of the Other Funds                  No
Exchange of Class K Shares of the Other Funds
Class A Shares of the Funds Acquired through an         Class K
Shares of the Other Funds                 Yes
Exchange of Class K Shares of the Other Funds

--------------------------

1        "Other Funds" are funds of the Company, the Trust and
Framlington (other than the Funds).

         Class A Shares of a money market fund of the Trust or the Company that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of the
Trust, Framlington or the Company for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington.
Class B and Class C Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

         You may exchange shares based on their relative net asset values. You must meet the minimum purchase requirements for the fund of the Trust, the
Company or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

o Exchanges by Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

o Exchanges by Mail. You may send exchange orders to your broker or to us at the Munder Funds c/o Investor  Services  Group,
      P.O. Box 5130, Westborough, Massachusetts 01581-5130

         We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

------------------------------------------------------------------
-------------
                                              REDEMPTIONS OF
SHARES
------------------------------------------------------------------
-------------

                  What Price Do I Receive for Redeemed Shares?

         The redemption price is the net asset value next determined after we receive the redemption request in proper order. We will reduce the amount you receive by the amount of any applicable CDSC. See "Purchases of Shares - What
Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

------------------------------------------------------------------
-------------
                                            CONTINGENT DEFERRED
SALES CHARGES
------------------------------------------------------------------
-------------

         You pay a CDSC when you redeem:

      Class A Shares that are part of an investment of at least $1 million within one year of buying them Class B Shares within six years of buying them

         The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                                     Class B
Shares
Years Since Purchase
CDSC
--------------------
----
First.............................................................
 .........             5.00%
Second............................................................
 .........             4.00%
Third.............................................................
 .........             3.00%
Fourth............................................................
 .........             3.00%
Fifth.............................................................
 .........             2.00%
Sixth.............................................................
 .........             1.00%
Seventh and
thereafter.....................................................
0.00%

     .........The  Distributor  pays sales  commissions of 4.00%
of the purchase
price of Class B Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.

     .........You  will  not pay a CDSC to the  extent  that  the value  of the
redeemed shares represents:

      reinvestment of dividends or capital gains distributions capital appreciation of shares redeemed

         When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of a Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

------------------------------------------------------------------
------------

                                  CDSC WAIVERS
------------------------------------------------------------------
-------------

         We will waive the CDSC payable upon redemptions of shares for:

      redemptions made within one year after the death of a shareholder or registered joint owner minimum required distributions made from an IRA or other  retirement  plan  account  after you  reach age 70
1/2  involuntary
      redemptions made by the Fund

         We will waive the CDSC for all redemptions of Class B
Shares by Merrill
Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill
Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service
Agreement.

                            When Can I Redeem Shares?

         You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their assets or accurately determine the value of their assets or if the SEC orders the Funds to suspend redemptions.

                                                    How Can I
Redeem Shares?

         You may redeem shares of the Funds in several ways:

o     By Mail. You may mail your  redemption  request to: The
Munder Funds,  c/o
      Investor  Services  Group,  P.O.  Box  5130,  Westborough,
Massachusetts
      01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

         A  signature  guarantee  is  required  for  the
following   redemption
      requests:  (a) redemptions  proceeds greater than $50,000;
(b) redemption
      proceeds not being made payable to the owner of the account; (c)
      redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another
      Munder  Funds  account  with a  different  registration.
You can obtain a
      signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

o By Telephone. You can redeem your shares by calling your broker or the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The
Transfer Agent
      may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

         If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the
      Fund prior to 4:00 p.m. (Eastern time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your
      Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

         We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

         During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

       Automatic Withdrawal Plan ("AWP"). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP
      Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A
Shares (and pay a
      sales charge) while you participate in the AWP and you must pay any applicable CDSCs when you redeem shares.

o Involuntary Redemption. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                     When Will I Receive Redemption Amounts?

         We will typically send redemption amounts to you within seven Business
Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

------------------------------------------------------------------
-------------
                                      STRUCTURE AND MANAGEMENT OF
THE FUNDS
------------------------------------------------------------------
-------------

                          How are the Funds Structured?

         The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Directors, which is responsible for the overall management of the Company and supervises the Funds' service providers.

                       Who Manages and Services the Funds?

Investment Advisor. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street,
Birmingham, Michigan 48009. The principal partners of the Advisor are MCM,
Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in
February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica
Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the
Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately
$41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

         The Advisor provides overall investment management for each Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

         The portfolio  manager for the Funds is Gerald  Seizert.
Mr.  Seizert,
Executive Vice President and Chief Investment Officer of the Advisor has managed the Funds since they commenced operations. Prior to joining the Advisor in 1995,
Mr.
Seizert was a Director and Managing Partner of Loomis, Sayles &
Company, L.P.

         During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each
Fund (after waivers and/or expense reimbursements, if any) as follows:



           Conservative                         Moderate
Aggressive
               Fund                               Fund
Fund

                %                                   %
%

         The  Advisor  may,   from  time  to  time,   make
payments  to  banks,
broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

         The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The
Advisor may consider
as a factor the number of shares sold by the broker-dealer.

Transfer Agent. First Data Investor Services Group, Inc. is the Funds' transfer agent. Investor Services Group is a wholly owned subsidiary of First
Data Corporation and is located at 53 State Street, Boston,
Massachusetts 02109.

Administrator.  State  Street  Bank and Trust  Company  ("State
Street"  or the
"Administrator") is the Fund's administrator. State Street is located at 225
Franklin Street, Boston, Massachusetts 02110. State Street generally assists the
Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting.
As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rate of: ____________.

         State Street has entered into a  Sub-Administration
Agreement with the
Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

Custodian. Comerica Bank (the "Custodian"),  whose principal business address is
One Detroit Center,  500 Woodward  Avenue,  Detroit,  Michigan
48226,  provides
custodial  services to the Funds.  No  compensation is paid to the
Custodian for
its  services.  State  Street  also  serves as  sub-custodian  to the  Fund.  As
compensation  for its services,  the  Sub-Custodian is entitled to receive fees,
based on the  aggregate  average  daily net assets of the Fund and certain other
investment   portfolios   that  are   advised  by  the  Advisor
for  which  the
Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

Distributor. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109.
It markets and
sells the Funds' shares.

         For an additional description of the services performed by the
Administrator,  the Transfer Agent,  the Custodian,  the  Sub-
Custodian  and the
Distributor, see the SAI.

Distribution Services Arrangement

         Under Rule 12b-1 of the 1940 Act, the Funds have adopted
their Service
and Distribution  Plans with respect to their Class A and Class B
Shares.  Under
the  Plans,  each Fund uses its  assets to finance  activities relating  to the
distribution of its shares to investors and the provision of certain shareholder
services. The Distributor is paid a service fee at an annual rate of up to 0.25%
of the value of  average  daily net  assets  of the  Funds'  Class
A and Class B
Shares.  The Distributor also is paid a distribution fee at an annual rate of up
to 0.05% of the value of the  average  daily net  assets of the
Funds'  Class A
Shares  and up to 0.75% of the  value of the  average  daily  net assets of the
Funds' Class B Shares.  The  Distributor  uses the service fees primarily to pay
ongoing  trail  commissions  to  securities   dealers  (which  may
include  the
Distributor itself) and other financial organizations which provide shareholder services for the Funds. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Funds.

                      What are My Rights as a Shareholder?

         All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the
Company as a whole and affecting your particular Fund. You will not vote by
Class unless expressly required by law or when the Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director. The SAI contains more information regarding voting rights.

         Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Company.

------------------------------------------------------------------
-------------
                                       DIVIDENDS, DISTRIBUTIONS
AND TAXES
------------------------------------------------------------------
-------------

                When Will I Receive Distributions From the Funds?

         As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. Dividends from net income, if any, are paid at least annually by the Funds. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

         It is possible that a Fund may make a distribution in excess of the
Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares, as gain from a sale or exchange of the shares.

                         How Will Distributions Be Made?

         The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application
Form or notify the Funds at (800) 438-5789.

           Are There Tax Implications of My Investments in the
Funds?

         This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

         Each Fund  intends to  continue  to qualify as a
regulated  investment
company  under the Internal  Revenue  Code,  in which case it generally  pays no
Federal  income  tax  on  the  earnings  or  capital  gains  it distributes  to
shareholders.  Dividends  of  investment  company  income  by each
Fund will be
taxable to you as ordinary  income,  unless you are exempt from
Federal  income
taxes.  Dividends from a Fund's long-term capital gains are
taxable on a capital
gain  (regardless  of how long you have held the  shares).  Please note that the
above tax treatment applies regardless of whether you receive your distributions
in cash or additional  shares.  Federal income taxes for
distributions to an IRA
or to a qualified  retirement plan are deferred.  Income
dividends will qualify
for the dividends received deduction for corporations to the extent of the total
qualifying   dividends   received  by  the   distributing   Fund
from  domestic
corporations for the year. Any distribution that is declared in October,
November or December but not actually paid until January of the following year will be taxable in the year declared. When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you pay for the shares has a value higher or longer than your tax basis in the shares. If you hold the shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier distribution.

         You will receive from each Fund in which you are a shareholder shortly after the end of each year, a statement of the amount and nature of the distributions made to you during the year.

         Dividends and certain interest income earned from foreign
securities by
the  International  Equity  Fund will,  and the other  Funds may, be subject to
foreign   withholding   or  other  taxes.   Under  certain
circumstances   the
International Equity Fund may be in a position (in which case it would)
"pass-through" to you the right to a credit or deduction for income or other tax credits earned from foreign investments.

         If a Fund invests in certain  "passive  foreign
investment  companies"
("PFICs"),  it will be subject to Federal  income tax (and
possibly  additional
interest  charges)  on a portion of any "excess  distribution"  or gain from the
disposition  of  such  shares  even  if  it  distributes   such
income  to  its
shareholders. If a Fund elects to treat the PFIC as a "qualified electing fund"
("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the
QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

------------------------------------------------------------------
-------------
                                                  ADDITIONAL
INFORMATION
------------------------------------------------------------------
-------------

Shareholder  Communications.  You will receive unaudited Semi-
Annual Reports and
Audited Annual Reports on a regular basis from Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.







PROSPECTUS

Class Y Shares

     The Munder Funds, Inc. (the "Company") is an open-end investment company.
This Prospectus describes three investment portfolios offered by the Company
(collectively, the "Funds"):

                       Munder All-Season Conservative Fund
                         Munder All-Season Moderate Fund
                        Munder All-Season Aggressive Fund

         This  Prospectus  relates only to the Class Y Shares of
the Funds.  The
Funds are  referred  to as The  Munder  Lifestyle  Funds.  Each
Fund  seeks its
investment  objective by investing in a variety of portfolios
(the  "Underlying
Funds")   offered  by  the   Company,   The  Munder   Framlington
Funds  Trust
("Framlington"), and The Munder Funds Trust (the "Trust").

         Munder Capital Management (the "Advisor") serves as investment advisor to the Funds and to the Underlying Funds. Framlington Overseas Investment
Management Limited (the "Sub-Advisor") serves as sub-advisor to the Framlington
International Growth Fund, Framlington Emerging Markets Fund and Framlington
Healthcare Fund (the "Framlington Funds"), three of the Underlying
Funds.

         This Prospectus  explains the objectives,  policies,
risks and fees of
each Fund. You should read this Prospectus carefully before
investing and retain
it  for  future  reference.   A  Statement  of  Additional
Information  ("SAI")
describing each of the Funds has been filed with the Securities and Exchange
Commission (the "SEC") and is incorporated by reference into this Prospectus.
You can obtain the SAI free of charge by calling the Funds at
(800) 438-5789. In
addition, the SEC maintains a Web site (http://www.sec.gov) that contains the
SAI and other information regarding the Funds.

         Shares of the Funds and the Underlying Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or guaranteed. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

         There can be no assurance that a Fund's investment objective will be achieved. The net asset value per share of the Funds will fluctuate in response to changes in market conditions and other factors.

     Securities offered by this Prospectus have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.


                    Call Toll-Free for Shareholder Services:
                                 (800) 438-5789


             The date of this Prospectus is _________________,
1997

                                TABLE OF CONTENTS


Fund Highlights
What are the key facts regarding the
Funds?....................................

Finacial Information

Fund Choices
What Funds are
offered?.......................................................
Who may want to invest in the
Funds?..........................................
What are the Funds' investments and investments and investment practices?.....
What are the Underlying Funds' investments and investment
practices?..........
What are the risks of investing in the
Funds?.................................

Performance
How is the Funds' performance
calculated?.....................................
Where can I obtain performance
data?..........................................
Purchases and Exchanges of Shares
What price do I pay for
shares?...............................................
When can I purchase
shares?...................................................
What is the minimum required
investment?......................................
How can I purchase
shares?....................................................
How can I exchange
shares?....................................................

Redemptions of Shares
What price do I receive for redeemed
shares?..................................
When can I redeem
shares?.....................................................
How can I redeem
shares?......................................................
When will I receive redemption
amounts?.......................................

Structure and Management of the Funds
How are the Funds
structured?.................................................
Who manages and services the
Funds?...........................................
What are my rights as a
shareholder?..........................................

Dividends, Distributions and Taxes
When will I receive distributions from the
Funds?.............................
How will distributions be
made?...............................................
Are there tax implications of my investments in the
Funds?....................

Additional
Information.......................................................
 .

------------------------------------------------------------------
-------------
                                 FUND HIGHLIGHTS
------------------------------------------------------------------
-------------

                   What Are the Key Facts Regarding the Funds?

Q:.......What are the Funds' goals?

A:       o        The Conservative Fund (formerly "Munder  All-
Season
                  Maintenance  Fund") seeks to provide current
income,  with
                  capital appreciation as a secondary objective.

         o        The Moderate Fund  (formerly  "Munder  All-
Season  Development
                  Fund") seeks to provide high total return through capital
                  appreciation and current income.

         o        The Aggressive Fund (formerly "Munder All-Season
Accumulation
                  Fund") seeks long-term capital appreciation.

Q:       What are the Funds' strategies?

A:       The Funds invest primarily in a variety of Underlying
Funds offered by
         the Company, Framlington and the Trust.

Q:       What are the Funds' risks?

A: A Fund's performance per share will change daily based on many factors, including interest rate levels, national and international economic conditions, general market conditions, and the performance of the Underlying
Funds. The net
asset value per share will fluctuate in response to these factors.

Q:       What are the options for investment in the Funds?

A:       This  Prospectus  offers Class Y Shares of the Funds.
Each Fund offers
         two additional classes of shares, Class A and Class B Shares, which have different sales charges and expense levels,
         and are offered in another Prospectus.

Q:       How do I buy and sell shares of the Funds?

A: Funds Distributor Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services
Group, Inc. ("Investor Services Group" or the "Transfer Agent"), by mailing the attached application with a check to Investor Services Group. Fiduciary and discretionary accounts of institutions and institutional investors must invest at least $500,000 in a Fund. Other types of investors are not subject to any required minimum investment.

         Shares may be redeemed (sold back to the Fund) by mail.

         You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Company, the Trust or Framlington.
You may exchange
Fund shares for Class Y Shares of other funds of the Company, the Trust and
Framlington.

Q:       What shareholder privileges do the Funds offer?

A:       The Funds offer an Automatic  Investment  Plan. You may
arrange for
         period investments in the Funds through automatic deductions from savings or checking accounts.

Q:       When and how are distributions made?

A: The Funds declare dividends at least annually.  The Funds distribute  capital
gains, if any, at least annually.  Unless you elect to receive distributions in
cash,  all  dividends  and  capital  gain   distributions  of  a
Fund  will  be
automatically used to purchase additional shares of that Fund.

Q:       Who manages the Funds' assets?

A:       Munder  Capital  Management is the  investment  advisor
for the Funds
and the  Underlying  Funds.  Framlington  Overseas
Investment Management Limited serves as sub-advisor to the Framlington Funds.

------------------------------------------------------------------
-------------
                              FINANCIAL INFORMATION
------------------------------------------------------------------
-------------

------------------------------------------------------------------
------------
                        SHAREHOLDER TRANSACTION EXPENSES1
------------------------------------------------------------------
------------

         The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

Maximum Sales Charge
None
   on Purchase
(as a % of Offering Price)

Sales Charge Imposed
None
   on Reinvested Dividends

Maximum Deferred Sales Charge
None

Redemption Fees
None2

Exchange Fees
None

Notes:

1. Does not include fees which institutions may charge for services they provide to you.
2. The Funds' transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

------------------------------------------------------------------
-------------
                             FUND OPERATING EXPENSES
------------------------------------------------------------------
-------------

         The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown are estimated for the current fiscal year.


ANNUAL FUND
OPERATING
EXPENSES
(as a % of
average net assets)               Conservative Fund
Moderate Fund               Aggressive Fund

Advisory Fees                            .35%
 .35%                          .35%
Other Expenses+                          .20%
 .20%                          .20%
                                         ====
====                          ====
Total Fund                               .55%
 .55%                          .55%
   Operating Expenses+
-----------------
+    After expense reimbursements,  if any. Without expense
reimbursements,  the
     total fund  operating  expenses  an  investor  would pay for
Class Y Shares
     would be 97.07% for the Conservative Fund, 41.06% for the
Moderate Fund and
     14.30% for the Aggressive Fund.

         In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of fees and expenses incurred by the
Underlying Funds, so that the investment returns of the Funds will be net of the expenses of the Underlying Funds. The table below shows total fund operating expenses expressed as a percentage of net assets, after any applicable expense reimbursements, for the Class Y Shares of each of the Underlying Funds for their past fiscal year. Expenses are estimated for the current fiscal year for the
International  Bond Fund,  the NetNet  Fund,  the  Micro-Cap
Equity  Fund,  the
Small-Cap Value Fund and the Framlington Funds. As of the date of this
Prospectus, the Equity Selection Fund had not commenced operations. The Funds purchase only Class Y Shares of the Underlying Funds. Class Y Shares are sold without an initial sales charge.


Class

Y

Shares
Accelerating Growth
Fund..............................................................
 .............      .95%
Equity Selection
Fund..............................................................
 ................     1.00%
Growth & Income
Fund..............................................................
 .................      .95%
International Equity
Fund..............................................................
 ............     1.01%
Micro-Cap Equity
Fund..............................................................
 ................     1.25%
Mid-Cap Growth
Fund..............................................................
 ..................      .99% +
Multi-Season Growth
Fund..............................................................
 .............     1.00% *
NetNet
Fund..............................................................
 ..........................     1.28% +
Small Company Growth
Fund..............................................................
 ............      .97%
Real Estate Equity Investment
Fund..............................................................
 ...     1.10% +
Small-Cap Value
Fund..............................................................
 .................     1.13% +
Value
Fund..............................................................
 ...........................     1.02% +
Framlington International Growth
Fund..............................................................
1.30%
Framlington Emerging Markets
Fund..............................................................
 ....     1.54%
Framlington Healthcare
Fund..............................................................
 ..........     1.30%
Intermediate Bond
Fund..............................................................
 ...............      .68%
Bond
Fund..............................................................
 ............................      .71%
International Bond
Fund..............................................................
 ..............      .89% +
U.S. Government Income
Fund..............................................................
 ..........      .71% +
Cash Investment
Fund..............................................................
 .................      .55%
Money Market
Fund..............................................................
 ....................      .64%
U.S. Treasury Money Market
Fund..............................................................
 ......      .54%
----------------------
     *Reflects advisory fees after waiver. Without waiver, the
Expense Ratio for
the Multi-Season Growth Fund would be 1.25%.

     +The  Advisor  voluntarily   reimbursed  the  Fund  for
certain  operating
      expenses. In the absence of such expense reimbursement,  the
Expense Ratio
      would have been as  follows:  1.21% for  Mid-Cap  Growth
Fund,  1.26% for
      Small-Cap Value Fund,  1.06% for Value Fund,  1.13% for Real
Estate Equity
      Investment  Fund,  4.37 for the  NetNet  Fund,  5.18% for
the  Framlington
      Emerging  Markets Fund,  7.08% for the Framlington
Healthcare Fund, 2.31%
      for Framlington International Growth Fund, .93% for the
International Bond
      Fund and .71% for the U.S. Government Income Fund.

------------------------------------------------------------------
------------
                                     EXAMPLE
------------------------------------------------------------------
------------

         This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time period (including the deduction of the deferred. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

                                Conservative
Moderate                 Aggressive
                                    Fund
Fund                      Fund
1 Year
  o Redemption                        6
6                         6
  o No Redemption                     6
6                         6
3 Years
  o Redemption                       18
18                        18
  o No Redemption                    18
18                        18
5 Years
  o Redemption                       31
31                        31
  o No Redemption                    31
31                        31
10 Years
  o Redemption                       69
69                        69
  o No Redemption                    69
69                        69

         Based on the  expenses  for the Funds and the  Underlying
Funds  shown
above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:


Expense Ratio
Conservative Fund.........................................
Moderate Fund.............................................
Aggressive Fund............................................

         The  Advisor  expects  to  reimburse   expenses  with
respect  to  the
Conservative Fund, Moderate Fund and Aggressive Fund during the current fiscal year. The Advisor may discontinue such expense reimbursements at any time in its sole discretion. Without expense reimbursements, an investor in Class Y Shares of the Funds would pay the following expenses on a $1,000 investment, assuming redemption after one, three, five and ten years, respectively, and assuming a hypothetical 5% annual return: $_____, $_____, $_____ and $_____ for the
Conservative Fund, $_____,  $_____,  $_____ and $_____ for the
Moderate Fund and
$_____,  $_____,  $_____ and $_____ for the  Aggressive  Fund.
Without  expense
reimbursements, the total fund operating expenses an investor would pay for
Class Y  Shares  would be  97.07%  for the  Conservative  Fund,
41.06%  for the
Moderate Fund and 14.30% for the Aggressive Fund.

------------------------------------------------------------------
----------
                                                      FINANCIAL
HIGHLIGHTS
------------------------------------------------------------------
----------

         The following financial highlights were audited by Ernst & Young LLP, independent auditors. This information should be read in conjunction with the
Funds' most recent Annual Report, which is incorporated by reference into the
SAI. You may obtain the Annual Report without charge by calling
(800) 438-5789.


Conservative           Moderate           Aggressive

Fund(a)              Fund(a)              Fund(a)

-----------------    -----------------    ----------------

Period               Period              Period

Ended                Ended                Ended

6/30/97              6/30/97              6/30/97

Net asset value, beginning of period
$ 10.00              $ 10.00               $10.00

-----------          -----------           ------

Income from investment operations:
     Net investment income
0.10                 0.06                 0.01
     Net realized and unrealized gain on investments
0.45                 0.96                 1.34

----------           ----------           ------

     Total from investment operations
0.55                 1.02                 1.35

----------           ----------           ------

Less distributions:
     Dividends from net investment income
--                   --                   --

     Total distributions ........................................
--                   --                   --

----------           ----------           -------

Net asset value, end of period
$ 10.55              $ 11.02              $ 11.35

==========           ==========           =======

     Total return (c) ...........................................
5.50%               10.20%               13.50%

=======              =======              =======

Ratios to average net assets/supplemental data:
     Net assets, end of period (in 000's)        ................
$ 105                $ 113                 $ 1,483
     Ratio of operating expenses to average net assets    .......
0.55% (b)            0.55% (b)            0.55% (b)
     Ratio of net investment income to
     average net assets      ....................................
4.24% (b)            2.52% (b)            1.08% (b)
     Portfolio turnover rate.....................................
18%                   5%                   3%
     Ratio of operating expenses to
     average net assets without expenses reimbursed         .....
97.07% (b)           41.06% (b)           14.30% (b)

-----------------------------
(a)      Class Y Shares of the Funds commenced operations on April
3, 1997.
(b)      Annualized.
(c)     Total return represents aggregate total return for the
period indicated.


------------------------------------------------------------------
-------------
                                                          FUND
CHOICES
------------------------------------------------------------------
-------------

                             What Funds are Offered?

         This Prospectus describes Class Y Shares of the Funds. This section summarizes each Fund's goal and principal investments. The section entitled
"What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks.

------------------------------------------------------------------
------------
                                CONSERVATIVE FUND
------------------------------------------------------------------
------------

     The Fund's primary goal is to provide current income with capital appreciation as a secondary objective. The Fund invests in Underlying Funds that invest primarily in Fixed Income Securities. "Fixed Income Securities" include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

         The Fund may also invest in Underlying  Funds that invest
primarily in
Equity  Securities  and may hold  assets  in cash or Cash
Equivalents.  "Equity
Securities"  include  common  stocks,   preferred  stocks,
warrants  and  other
securities convertible into common stock. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

------------------------------------------------------------------
-----------
                                  MODERATE FUND
------------------------------------------------------------------
-----------

      The Fund's goal is to provide high total return through both capital appreciation and current income.
      The Fund invests in Underlying Funds that invest primarily in Equity
     Securities and Fixed Income Securities. The Fund may also hold assets in cash or Cash Equivalents.
      The Fund offers greater potential for capital appreciation than does the
     Conservative Fund by virtue of its larger investment in those Underlying
     Funds which invest primarily in Equity Securities, while also offering greater potential for investment income.

------------------------------------------------------------------
----------
                                 AGGRESSIVE FUND
------------------------------------------------------------------
----------

      The Fund's goal is to provide long-term capital appreciation. The Fund invests in Underlying Funds that invest primarily in Equity Securities.
      The Fund may also invest in Underlying Funds that invest in Fixed Income
     Securities and may hold some assets in cash or Cash
Equivalents.

                      Who May Want To Invest in the Funds?

         The Funds are designed for investors who desire a balance of both capital appreciation and income. Each Fund represents a varying combination of these two goals. Depending on the Fund or Funds you choose, risk of loss will be greater or lesser based on the Funds' goals and objectives.

            What are the Funds' Investments and Investment
Practices?

         The Funds will invest their assets in the following
Underlying  Funds,
within the ranges (expressed as a percentage of each Fund's assets) indicated below:




                                           Conservative Fund
Moderate Fund              Aggressive Fund
                                       Minimum        Maximum
Minimum       Maximum       Minimum      Maximum
Equity Funds
Accelerating Growth Fund............         0%           5%
0%          10%             0%          15%
Equity Selection Fund...............         0%          10%
0%          20%             0%          30%
Framlington Emerging
     Markets Fund...................         0%           5%
0%          10%             0%          15%
Framlington Healthcare Fund.........         0%           5%
0%           5%             0%          10%
Framlington International
     Growth Fund....................         0%           5%
0%          10%             0%          15%
Growth & Income Fund................         0%          10%
0%          15%             0%          20%
International Equity Fund...........         0%           5%
0%          10%             0%          15%
Micro-Cap Equity Fund...............         0%           5%
0%           5%             0%           5%
Mid-Cap Growth Fund.................         0%           5%
0%          10%             0%          15%
Multi-Season Growth Fund............         0%          20%
0%          30%             0%          40%
NetNet Fund.........................         0%           5%
0%           5%             0%           5%
Real Estate Equity
     Investment Fund................         0%          10%
0%          20%             0%          25%
Small-Cap Value Fund................         0%          10%
0%          20%             0%          30%
Small Company Growth Fund...........         0%          10%
0%          20%             0%          30%
Value Fund..........................         0%          20%
0%          30%             0%          40%

Fixed Income Funds
Bond Fund...........................         0%          80%
0%          50%             0%          30%
Intermediate Bond Fund..............         0%          80%
0%          50%             0%          30%
International Bond Fund.............         0%          30%
0%          20%             0%          10%
U.S. Government Income
     Fund...........................         0%          60%
0%          40%             0%          20%

Money Market Funds
Cash Investment Fund................         0%          10%
0%          10%             0%          10%
Money Market Fund...................         0%          10%
0%          10%             0%          10%
U.S. Treasury Money Market
     Fund...........................         0%          10%
0%          10%             0%          10%

         While the Advisor intends to invest each Fund's assets in the
Underlying Funds within the ranges set forth above, and to adjust periodically the allocations in response to economic and market conditions, each Fund has a
"neutral mix" representing the intended typical allocations of the Fund's assets over time.

         Each Fund's neutral asset allocation is expected to be as follows:

                                           Conservative Fund
Moderate Fund            Aggressive Fund
Equity Funds........................              25%
60%                     85%
Fixed Income Funds..................              70%
35%                     15%
Money Market Funds and
     Cash..............................            5%
5%                      0%

         Each Fund's investments are concentrated in the Underlying Funds, and the investment performance of each Fund is directly related to the performance of the Underlying Funds in which it invests. See "What are the Underlying Funds'
Investments and Investment Practices?" for a description of the Underlying
Funds.

         In addition to shares of the Underlying Funds, each Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes.

         When the Advisor believes that market conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country.

      What are the Underlying Funds' Investments and Investment
Practices?

------------------------------------------------------------------
------------
                                                    ACCELERATING
GROWTH FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity
Securities.

         In choosing Equity Securities the Advisor considers, among other factors:

o        the potential for accelerated earnings growth
o        the maintenance of a substantial competitive advantage
o        a focused management team
o        a stable balance sheet

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
-----------
                                               EQUITY SELECTION
FUND
------------------------------------------------------------------
-----------

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities.

      The Advisor's dedicated research team invests the Fund's assets in Equity
     Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

      The Fund generally invests in issuers with market capitalizations of at least $3 billion.

      The Fund diversifies its assets by industry in approximately the same weightings  as those of the  Standard & Poor's 500  Composite
Stock  Price
     Index ("S&P 500").

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
-------------
                        FRAMLINGTON EMERGING MARKETS FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International
Finance Corporation, the United Nations or the European Bank for Reconstruction and Moderate.

         A company will be considered to be in an emerging market country if:

      the company is organized under the laws of, or has a principal office in, an emerging market country the company's stock is traded primarily in an emerging market country, most of the company's assets are in an emerging market country, or most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

          PORTFOLIO  MANAGEMENT.  William  Calvert  of the  Sub-
Advisor,  is the
Fund's primary portfolio manager. Prior to joining the Sub-
Advisor,  Mr. Calvert
was an Economic Strategist for LCF Edmond de Rothschild Securities
(1993-1997),
Vice President  Emerging Markets for Citibank Global Asset
Management (1993) and
Far East Fund Manager for Municipal Mutual Insurance (1989-1992).

------------------------------------------------------------------
-------------
                                                  FRAMLINGTON
HEALTHCARE FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the
United States.

         The Fund will invest in:

      pharmaceutical producers
      biotechnology firms
      medical device and instrument manufacturers distributors of healthcare products healthcare providers and managers other healthcare service companies

         Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

     PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the
Sub-Advisor since 1971.

------------------------------------------------------------------
------------
                      FRAMLINGTON INTERNATIONAL GROWTH FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

         The Sub-Advisor will choose companies that demonstrate:

      above-average profitability
      high quality management
      the ability to grow significantly in their countries

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key,
Chief Investment Officer of the Sub-Advisor, heads the Committee.

------------------------------------------------------------------
------------
                              GROWTH & INCOME FUND
------------------------------------------------------------------
------------

GOAL  AND  PRINCIPAL  INVESTMENTS.   The  Fund's  goal  is  to
provide  capital
appreciation and current income. It primarily invests in a broadly diversified portfolio of dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

      Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

      The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.

      The Fund may  invest up to 35% of its assets in Fixed
Income  Securities,
     including 20% of its assets in Fixed Income Securities that are rated below investment grade.

         The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation.
The Fund will seek to produce a current yield greater than the S&P
500.

         The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

     PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since
January 1987.

------------------------------------------------------------------
------------
                            INTERNATIONAL EQUITY FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in foreign securities, American
Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). At least once a quarter, the Advisor creates a list of foreign securities, ADRs and EDRs
(the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

         After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

     Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

     The Fund emphasizes companies with a market capitalization of at least $100 million.

     PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr.
Miller, senior portfolio manager of the Fund, have managed the Fund since July
1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and
McDonald & Co. Securities Inc. (1991-1993).

------------------------------------------------------------------
------------
                              MICRO-CAP EQUITY FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS.  The Fund's goal is to provide long-term capital
appreciation.   It   invests   primarily   in  Equity   Securities
of  smaller
capitalization   companies.   The  Fund  attempts  to  provide
investors  with
potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market  conditions,  the Fund will invest at
least 65% of its
     assets in Equity Securities of companies having a market
capitalization of
     $200  million  or  less,  which  is  considerably   less
than  the  market
     capitalization of S&P 500 companies.

                   The Advisor will choose companies that:

      present the ability to grow significantly over the next several years may benefit from changes in technology, regulations and industry sector trends are still in the developmental stage and may have limited product lines

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
-------------
                               MID-CAP GROWTH FUND
------------------------------------------------------------------
-------------

GOAL  AND  OBJECTIVES.   The  Fund's  goal  is  to  provide
long-term  capital
appreciation. The Fund invests at least 65% of its assets in the Equity
Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

      superior earnings growth
      financial stability
      relative market value
      price changes compared to the Standard & Poor's Mid-Cap 400
Index

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
------------
                            MULTI-SEASON GROWTH FUND
------------------------------------------------------------------
------------

GOAL  AND  OBJECTIVES.   The  Fund's  goal  is  to  provide
long-term  capital
appreciation.   This  goal  is  "fundamental"  and  cannot  be
changed  without
shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least
65% of its assets in Equity Securities. The Fund generally invests in Equity
Securities with market capitalizations over $1 billion.

         The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

      superior earnings growth
      financial stability
      relative market value
      price changes compared to the S&P 500

     PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr
II and Lee P. Munder, have managed the Fund since its inception in February
1995.  Mr. Barr is the Senior  Vice  President  and  Director of
Research of the
Advisor. From April 1988 to February 1995 he held similar positions with MCM.
Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

------------------------------------------------------------------
-------------
                                  NETNET FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

         In  choosing  which  companies'  stock the Fund  should
purchase,  the
Advisor will invest in those companies  listed on U.S.  securities exchanges or
NASDAQ which are engaged in the research,  design, development of manufacturing,
or engaged to a  significant  extent in the business of
distributing  products,
processes or services for use with Internet or Intranet related businesses.  The
Internet is a world-wide  network of computers designed to permit users to share
information  and transfer  data quickly and easily.  The World
Wide Web ("WWW"),
which is a means of graphically  interfacing with the Internet, is a hyper-text
based  publishing  medium  containing  text,   graphics,
interactive  feedback
mechanisms and links within WWW documents and to other WWW documents. An
Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

     PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

------------------------------------------------------------------
-------------
                       REAL ESTATE EQUITY INVESTMENT FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S.
companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

     Under  normal  conditions,  the Fund will  invest at least
65% of its total
assets in Equity Securities of U.S. companies in the real estate industry including:

      equity real estate investment trusts ("REITS") brokers, home builders and real estate developers companies with substantial real estate holdings (for example,  paper and
     lumber producers, hotels and entertainment companies) manufacturers and distributors of building supplies mortgage REITS financial institutions which issue or service mortgages

                   In addition, the Fund may invest:

     up to 35% of its assets in companies other than real estate industry companies in Fixed Income Securities, including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient in
REITS only if they are traded on a securities exchange or NASDAQ

     PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the
Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

------------------------------------------------------------------
-------------
                              SMALL-CAP VALUE FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in
Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below
     $750 million, which is less than the market capitalization of S&P 500 companies.

                   The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

      a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

     PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the
Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of
Loomis,  Sayles & Company, L.P. Mr. Eberle, who has managed the
Fund since March
1997, was formerly the primary analyst for the Fund. Prior to joining the
Advisor in 1995, he was an Executive Vice President and Portfolio Manager for
Westpointe Financial Corporation.

------------------------------------------------------------------
-------------
                            SMALL COMPANY GROWTH FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS.  The Fund's goal is to provide long-term capital
appreciation.  The Fund  invests  primarily  in  Equity
Securities  of  smaller
capitalization   companies.   The  Fund  attempts  to  provide
investors  with
potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

      Under normal market conditions, the Fund will invest at least 65% of the
     Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

     The Advisor considers these factors, among others, in choosing companies:

      above-average growth prospects
      participation in a fast-growing industry strategic niche position in a specialized market adequate capitalization

     PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the
Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at
Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the
Advisor in 1995,  Mr.  Gura was a Vice  President,  Senior  Equity
Analyst  for
Woodbridge (1994 - 1995) and an investment officer for Manufacturers National
Bank Trust (1989 - 1994).

------------------------------------------------------------------
-------------
                                   VALUE FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations which typically exceed $750 million.

      The Fund will invest at least 65% of its assets in Equity
Securities.

         The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

         In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

      a stable or improving earnings record sound finances above-average growth prospects participation in a fast growing industry strategic niche position in a specialized market adequate capitalization

     PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the
Fund. Mr. Seizert, an Executive Vice President and Chief Investment Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of
Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since
October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

------------------------------------------------------------------
-------------
                                    BOND FUND
------------------------------------------------------------------
-------------

     GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current income and, secondarily, capital appreciation.

      Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

      The Fund's dollar-weighted average maturity will generally be between six and 15 years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and
May  1995,  respectively.  Mr.  Robinson  has been a Vice
President  and  Chief
Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior
Fixed Income Portfolio of the Advisor or MCM since 1985. Prior to joining the
Advisor,  he was a Vice  President  and Senior Fund Manager for
First of America
Investment Corp.

------------------------------------------------------------------
-------------
                             INTERMEDIATE BOND FUND
------------------------------------------------------------------
-------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

      Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities. The Fund's dollar-weighted average maturity will generally be between three and eight years.

     PORTFOLIO MANAGEMENTS. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr.
Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

------------------------------------------------------------------
------------
                             INTERNATIONAL BOND FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation.
Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and 15 years. The Fund will invest mostly in foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions debt securities issued or guaranteed by supra-national organizations, such as the World Bank debt securities of banks or bank holding companies corporate debt securities other debt securities, including those convertible into foreign stock.

     PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or
MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment
Corp. Ms.  Fayolle,  Vice President and Director of Money Market
Trading for the
Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

------------------------------------------------------------------
------------
                           U.S. GOVERNMENT INCOME FUND
------------------------------------------------------------------
------------

GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

      Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. government obligations. The Fund's dollar-weighted average maturity will generally be between six and 15 years.

     PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the
Advisor  or MCM since  1987,  and Mr.  Root,  Vice  President  and
Director  of
Government Securities Trading of the Advisor since March 1995, have managed the
Fund since March 1995. Mr. Root joined MCM in 1991.

------------------------------------------------------------------
------------
                              CASH INVESTMENT FUND
------------------------------------------------------------------
------------

     The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
The Fund invests in a broad range of short-term, high quality, U.S.
dollar-denominated instruments.

------------------------------------------------------------------
------------
                         U.S. TREASURY MONEY MARKET FUND
------------------------------------------------------------------
-----------

      The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
      The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

------------------------------------------------------------------
------------

                                MONEY MARKET FUND
------------------------------------------------------------------
-------------

      The  Fund's  goal  is  to  provide  current  income
consistent  with  the
      preservation  of capital and  liquidity.  The Fund invests its assets in a
      broad  range  of  short-term,   high  quality,   U.S.
dollar  denominated
      instruments, such as
     bank, commercial and other obligations (including Federal, state and local government obligations) that are available in the money markets.

General Information

         Each Equity Fund invests primarily in Equity Securities, which includes common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income
Fund) will buy will not pay dividends; instead stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

         Each Fund and each Underlying Fund may invest in Cash Equivalents, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S.
Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

         All Funds and Underlying Funds may enter into Repurchase Agreements.
Under a repurchase agreement, a fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.

         The  Equity  Funds may  purchase  ADRs,  GDRs and
European  Depositary
Receipts ("EDRs"). ADRs are issued by U.S. financial institutions and GDRs and
EDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

         The Underlying  Funds may buy shares of registered  Money
Market Funds.
The Underlying Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Underlying Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

         All Underlying Funds may purchase Fixed Income
Securities. Fixed Income
Securities are securities which either pay interest at set times at either fixed
or variable  rates,  or which  realize a discount  upon  maturity.
Fixed Income
Securities  include  corporate  bonds,  debentures,   notes  and
other  similar
corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Underlying Fund may purchase U.S.
Government Securities, which are securities issued by, or guaranteed by, the
U.S. Government or its agencies or instrumentalities. Such securities include
U.S. Treasury bills, which have initial maturities of less than one year, U.S.
Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National
Mortgage Association and Government National Mortgage Association.

         Each Underlying Fund may Borrow Money in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

         All  of  the  Funds,  other  than  the  International
Bond  Fund,  are
classified  as  "diversified  funds."  With  respect to 75% of each  diversified
Fund's assets, each diversified fund cannot invest more than 5% of its assets in
one   issuer   (other   than  the  U.S.   Government   and  its
agencies   and
instrumentalities). In addition, each diversified fund cannot invest more than
25% of its assets in a single issuer. These restrictions do not apply to the
International Bond Fund.

         Each Money Market Fund will invest primarily in Eligible
Securities (as
defined by the SEC) with remaining  maturities of 397 days or less as defined by
the SEC  (although  securities  subject to repurchase  agreements, variable and
floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money
Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk.

Investment Charts

         These charts summarize the Underlying Funds' investments and investment practices. The SAI contains more details. All percentages are based on an
Underlying  Fund's total assets except where otherwise  noted. See
"What are the
Risks of Investing in the Funds?" for a description of the risks involved with the Underlying Funds' investment practices.




------------------------------------------------------------------
---------------------------------------------------------------
                                                          EQUITY
FUNDS
------------------------------------------------------------------
---------------------------------------------------------------
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------

Framling-
                                            Acceler-
ton Emerging   Framling-        Framlington
 Investments and                            ating         Equity
Markets        ton              International
 Investment Practices                       Growth
Selection                     Healthcare       Growth
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 Foreign Securities.  Includes
 securities issued by non-U.S.
 companies.  Present more risks than            25%            25%
Y               Y                Y
 U.S. securities.
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 Lower-Rated Debt Securities.  Fixed
 income securities which are rated
 below investment grade by Standard &            Y              Y
Y               Y                Y
 Poor's Ratings Service, Moody's
 Investors Service Inc. or other
 nationally recognized rating
 agency.  Considered riskier than
 investment grade securities.
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 Investment-Grade Asset Backed
 Securities.  Includes debt                      N              N
N               N                N
 securities backed by mortgages,
 installment sales contracts and
 credit card receivables.
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 Stripped Securities.  Includes
 participations in trusts that hold
 U.S. Treasury and agency securities             N              N
N               N                N
 which represent either the interest
 payments or principal payments on
 the securities or combinations of
 both.
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 Forward Foreign Currency Exchange
 Contracts.  Obligations of a Fund to
 purchase or sell a specific currency
 at a future date at a set price.                Y              Y
Y               Y                Y
 May decrease a Fund's loss due to a
 change in currency value, but also
 limits gains from currency changes.
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 When-Issued and Delayed Delivery
 Securities.  Securities purchased at
 a set price, with delivery and                  Y              Y
Y               Y                Y
 payment in the future.  The value of
 securities may change between the
 time the price is set and payment.
 Not to be used for speculation.
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------
 Futures and Options on Futures.1
 Contracts in which a Fund agrees, at
 maturity, to make delivery of or                Y              Y
Y               Y                Y
 receive securities, the cash value
 of an index or foreign currency.
 Used for hedging purposes or to
 maintain liquidity.
 ------------------------------------------ ------------- --------
------ -------------- ---------------- ----------------








   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------

Real Estate

Equity
   Growth       Inter-       Micro-        Mid-         Multi-
Invest-ment  Small-       Small
   &            national     Cap           Cap          Season
NetNet                    Cap          Company
   Income       Equity       Equity        Growth       Growth
Fund                      Value        Growth         Value
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------


       25%           Y           25%           25%          25%
Y            N           25%           25%          25%


   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------


        Y            Y            Y             Y            Y
Y            Y            Y             Y            5%


   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------


        N            N            N             N            N
N            N            N             N            N


   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------


        N            N            N             N            N
N            N            N             N            N


   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------



        Y            Y            Y             Y            Y
Y            N            Y             Y           20%



   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------


        Y            Y            Y             Y            Y
Y            Y            Y             Y            Y



   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------


        Y            Y            Y             Y            Y
Y            Y            Y             Y            Y




   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------






                                                    EQUITY FUNDS
(continued)
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------
                                            Acceler-
Framling-        Framling-         Framlington
 Investments and                            ating         Equity
ton Emerging     ton               International
 Investment Practices                       Growth
Selection      Markets          Healthcare        Growth
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------
 Options.  A Fund may buy options
 giving it the right to require a
 buyer to buy a security held by the
 Fund (put options), buy options
 giving it the right to require a
 seller to sell securities to the
 Fund (call options), sell (write)               Y              Y
Y                Y                  Y
 options giving a buyer the right to
 require the Fund to buy securities
 from the buyer or write options
 giving a buyer the right to require  the Fund to sell  securities to the buyer
 during  a set  time at a set  price.  Options  may  relate  to stock  indices,
 individual securities, foreign currencies or futures contracts.
See the SAI for
 more details and additional limitations.
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------
 Reverse Repurchase Agreements.  A
 Fund sells securities and agrees to
 buy them back later at an agreed                Y              Y
Y                Y                  Y
 upon time and price.  A method to
 borrow money for temporary purposes.
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------
 Illiquid Securities.  Typically
 there is no ready market for these             15%            15%
15%              15%                15%
 securities, which inhibits the
 ability to sell them and to obtain
 their full market value, or there
 are legal restrictions on their
 resale by the Fund.
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------
 Lending Securities.  May lend
 securities to financial institutions
 which pay for the use of the
 securities.  May increase return.              25%            25%
25%              25%                25%
 Slight risk of borrower failing
 financially.
 ------------------------------------------ ------------- --------
------ ---------------- ----------------- ------------------

Key:
Y =  investment allowed without restriction
N =  investment not allowed
1   The limitation on margins and premiums for futures is 5% of a
Fund's assets






   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------

Real Estate

Equity
   Growth       Inter-       Micro-        Mid-         Multi-
Invest-ment  Small-       Small
   &            national     Cap           Cap          Season
NetNet                    Cap          Company
   Income       Equity       Equity        Growth       Growth
Fund                      Value        Growth         Value
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------






        Y            Y            Y             Y            Y
Y            Y            Y             Y            Y










   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------


        Y            Y            Y             Y            N
Y            Y            Y             Y            Y



   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------


       15%          15%          15%           15%          15%
15%          15%          15%           15%          15%
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------



       25%          25%          25%           25%          25%
25%          25%          25%           25%          25%
   ------------ ------------ ------------- ------------ ----------
-- ------------ ------------ ------------ -------------- --------






------------------------------------------------------------------
---------------------------------------------------------------
                                                           BOND
FUNDS
------------------------------------------------------------------
---------------------------------------------------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------

 Investments and                                      Bond
Intermediate        International         U.S. Government
 Investment Practices                                 Fund
Bond Fund           Bond Fund             Income Fund
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Foreign Securities.  Securities issued by
 foreign governments and their agencies,
 instrumentalities or political subdivisions,
 supranational organizations, and foreign
 corporations.                                             25%
25%                   Y                      25%
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Preferred Stock.  May be convertible to common
 stock.  Preferred stock ranks senior to common
 stock in capital structure and payment of
 dividends.                                                 Y
Y                    Y                       Y
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Asset-Backed Securities.  Includes debt
 securities backed by mortgages, installment
 sales contracts and credit card receivables.               Y
Y                    Y                       Y
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Interest Rate and Currency Swaps. Agreement to
 exchange payments on the basis of relative
 interest or currency rates. Derivative
 instruments used solely for hedging.                      Y1
Y1                   Y1                      Y1
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Interest Rate Caps and Floors. Entitle
 purchaser to receive payments of interest to
 the extent that a specified reference rate                 N
N                    Y                       N
 exceeds or falls below a predetermined level.
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Stripped Securities.  Includes participations
 in trusts that hold U.S. Treasury and agency
 securities which represent either the interest
 or principal payments on the securities or                 Y
Y                    Y                       Y
 combinations of both.
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Reverse Repurchase Agreements.  A Fund sells
 securities and agrees to buy them back later
 at an agreed upon time and price.  A method to
 borrow money for temporary purposes.                       Y
Y                    Y                       Y
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Forward Foreign Currency Exchange Contracts.
 Obligations of a Fund to purchase or sell a
 specific currency at a future date at a set
 price.  May decrease a Fund's loss due to a
 change in currency value, but also limits
 gains from currency changes.                               Y
Y                    Y                       Y
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 U.S. Bank Obligations.  U.S. dollar
 denominated bank obligations, including
 certificates of deposit, bankers' acceptances,
 bank notes, time deposits issued by U.S. banks
 or savings institutions having total assets in
 excess of $1 billion.                                      Y
Y                    Y                       Y
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------






                                                     BOND FUNDS
(continued)
 ---------------------------------------------------- ------------
--- ------------------ --------------------- --------------------


 Investments and                                      Bond
Intermediate       International         U.S. Government
 Investment Practices                                 Fund
Bond Fund          Bond Fund             Income Fund
 ---------------------------------------------------- ------------
--- ------------------ --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Supranational Organization Obligation. Fixed
 income securities issued or guaranteed by
 supranational organizations such as the World              N
N                    Y                       N
 Bank.
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Guaranteed Investment Contracts. Agreements of
 a Fund to make payments to an insurance
 company's general account in exchange for a
 minimum level of interest based on a index.
                                                            Y
Y                    Y                       Y
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 When-Issued Purchases and Forward
 Commitments.  Agreement by a Fund to purchase
 securities at a set price, with payment and
 delivery in the future. The value of the
 securities may change between the time the
 price is set and payment. Not to be used for
 speculation.                                               Y
Y                    Y                       Y
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Illiquid Securities. Typically there is no
 ready market for these securities, which
 limits the ability to sell them for full                 15%2
15%2                 15%2                    15%2
 market value, or they are restricted as to
 resale.
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Futures and Options on Futures.3 Contracts in which a Fund has the right or the
 obligation  to make delivery of, or receive,  securities,  the cash value of an
 index or foreign currency. Used for hedging purposes
 or to maintain liquidity.                                  Y
Y                    Y                       Y
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Options. A Fund may buy options giving it the right to require a buyer to buy a
 security  held by the Fund (put  options),  buy options  giving it the right to
 require a seller to sell  securities to the Fund (call  options), sell (write)
 options giving a buyer the right to require the Fund to buy securities from the
 buyer or write  options  giving a buyer the right to  require the Fund to sell
 securities to the buyer during a set time at a set price. Options may relate to
 stock indices,
 individual securities or foreign currencies.               Y
Y                    Y                       Y
 See the SAI for more details and additional
 limitations.
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------
 Lending Securities.  May lend securities to
 financial institutions which pay for the use
 of securities.  May increase return.  Slight
 risk of borrower failing financially.                     25%
25%                  25%                     25%
 ---------------------------------------------------- ------------
-- ------------------- --------------------- --------------------

Key:
Y = investment allowed without restriction N = investment not allowed 1 Interest rate swaps only 2 Based on net assets 3 The limitation on margins and premiums for futures is 5% of a Fund's assets





                                                       MONEY
MARKET FUNDS
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------

                Investments and                              Cash
Money         Tax-Free       U.S. Treasury
                Investment Practices
Investment     Market        Money          Money
                --------------------------------------------
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                Corporate Obligations:
                     o   Commercial paper (including paper
Y             Y              N                  N
                         of Canadian cos., Canadian
                         branches of U.S. cos., and
                         Europaper)
                     o   Corporate bonds
Y             Y              N                  N
                     o   Other short-term obligations
Y             Y              N                  N
                     o   Variable Master Demand Notes
Y             Y              N                  N
                     o   Bond Debentures
Y             Y              N                  N
                     o   Notes
Y             Y              N                  N


Y             Y              N                  N

Y             Y              N                  N
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                Asset-Backed Securities.  Includes debt
Y             Y              N                  N
                securities backed by mortgages,
                installment sales contracts and credit
                card receivables.
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                U.S. Government Obligations:
                     o   Issued or guaranteed by U.S.
Y             Y              N                  Y
                         Government
                     o   Issued or guaranteed by U.S.
Y             Y              N                  N
                         Government agencies and
                         instrumentalities
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                                                             -----
--------- ------------- -------------- ----------------------
                Bank Obligations. U.S. dollar- denominated
Y             Y              N                  N
                only; includes CDs, bankers' acceptances,
                bank notes, deposit notes and
                interest-bearing savings and time
                deposits, issued by U.S. or foreign banks
                or savings institutions with total assets
                greater than $1 billion.
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                Foreign Banks and Foreign Branches of
25%           25%             N                  N
                Domestic Banks.  Includes ECDs, ETDs,
                CTDs, Schedule Bs, Yankee CDs and Yankee BAs.
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                Stripped Securities:
                     o   Participation in trusts that hold
Y             Y              Y                  N
                         U.S. treasury and agency
                         securities
                     o   U.S. Treasury-issued receipts
Y             Y              Y                 35%
                     o   Non-U.S. Treasury receipts
Y             Y              Y                  N
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                Municipal Revenue Obligations.
                Obligations the interest on which is paid
N             N         May be more             N
                solely from the revenues of similar
than 25%
                projects.
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------
                Municipal Obligations.  Payable from the
5%             5%        25% in any              N
                issuer's general revenue, the revenue of a
one state
                specific project, current revenues or a
                reserve fund.
                -------------------------------------------- -----
--------- ------------- -------------- ----------------------




                                                 MONEY MARKET
FUNDS (continued)
                --------------------------------------- ----------
---- --------------- -------------- -------------------------

                Investments and                         Cash
Money           Tax-Free       U.S. Treasury
                Investment Practices                    Investment
Market          Money          Money
                ---------------------------------------
                --------------------------------------- ----------
---- --------------- -------------- -------------------------
                Reverse Repurchase Agreements.  A            Y*
Y               N                   Y*
                Fund sells securities and agrees to
                buy them back later at an agreed upon
                time and price.  A method to borrow
                money for temporary purposes.
                --------------------------------------- ----------
---- --------------- -------------- -------------------------
                Guaranteed Investment Contracts.              Y
Y               N                   N
                Agreements of a Fund to make payments
                to an insurance company's general
                account in exchange for a minimum
                level of interest based on an index.
                --------------------------------------- ----------
---- --------------- -------------- -------------------------
                When-Issued Purchases and Forward       Not
expected    Not expected   Not expected             Not
                Commitments.  Agreement by a Fund to    to exceed
25%  to exceed 25%   to exceed 25%         expected to
                purchase securities at a set price,
exceed 25%
                with payment and delivery in the
                future.  The value of the securities
                may change between the time the price
                is set and payment.  Not to be used
                for speculation.
                --------------------------------------- ----------
---- --------------- -------------- -------------------------
                Foreign Securities.  Debt obligations        25%
25%              N                   N
                issued by foreign governments, and
                their agencies, instrumentalities or
                political subdivisions, supranational
                organizations, and foreign
                corporations or convertible into
                foreign stock.
                --------------------------------------- ----------
---- --------------- -------------- -------------------------
                Illiquid Securities.  Typically there        10%
10%             10%                 10%
                is no ready market for these
                securities, which limits the ability
                to  sell  them  for  full  market  value,  or
there  are  legal
                restrictions on their resale by a Fund.
                --------------------------------------- ----------
---- --------------- -------------- -------------------------

         Key:
         Y=   investment allowed without restriction
         N=   investment not allowed
         * =  deemed borrowing; subject to the borrowing
limitations







                     What are the Risks of Investing in the Funds?

         The risks of investing in the Underlying Funds are summarized below.

         A Fund's performance per share will change daily based on many factors, including interests rate levels, national and international economic conditions, general market conditions, and the performance of the Underlying Funds. The net asset value per share will fluctuate in response to these factors. Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions.
By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

         The risks of investing in the Funds are dependent on which Underling
Funds the Funds invest in and to what extent.

All Underlying Funds

         Certain  Underlying Funds are authorized to use options,
futures,  and
forward  foreign  currency  exchange  contracts,  which are types of  derivative
instruments. Derivative instruments are instruments that derive their value from
a  different  underlying  security,  index or  financial
indicator.  The use of
derivative  instruments  exposes  an  Underlying  Fund to
additional  risks and
transaction costs. Risks inherent in the use of derivative
instruments include:
(1) the risk that interest rates,  securities  prices and currency markets will
not move in the direction that a portfolio  manager  anticipates;
(2) imperfect
correlation  between the price of  derivative  instruments  and movements in the
prices of the  securities,  interest rates or currencies  being hedged;  (3) the
fact that skills needed to use these  strategies are different than those needed
to select portfolio  securities;  (4) the possible absence of a liquid secondary
market  for  any  particular  instrument  and  possible  exchange-
imposed  price
fluctuation limits, either of which may make it difficult or impossible to close
out a position when desired;  (5) leverage risk,  that is, the risk that adverse
price movements in an instrument can result in a loss
substantially greater than
the Underlying Fund's initial  investment in that instrument (in some cases, the
potential   loss  is   unlimited);   and  (6)   particularly   in
the  case  of
privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Underlying Fund worse off than if it had not entered into the position.

         The risks of the various investment techniques the Underlying Funds use are described in more detail in the SAI.

Equity Funds

         Investing in these Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the
Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity
Securities  held by the
Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

Fixed Income Funds

         The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund.
Investing in the Funds may be less risky than investing in individual Fixed
Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversities does not eliminate all risks. The Funds invest mostly in Fixed Income
Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Money Market Funds

     Each Money Market Fund attempts to maintain a constant net asset value of
$1.00 per share. However, your investment in the Funds is not guaranteed.

         Although the Money Market Funds expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Money Market Funds will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

Micro-Cap Equity Fund, Mid-Cap Growth Fund, Small-Cap Value Fund and Small
Company Growth Fund

         The Advisor believes that smaller  companies can provide
greater growth
potential and potentially higher returns than larger firms.
Investing in smaller
companies,  however, is riskier than investing in larger
companies. The stock of
smaller  companies may trade  infrequently  and in lower volume, making it more
difficult  for a Fund to sell the stocks of smaller  companies when it chooses.
Smaller companies may have limited product lines,  markets,
financial resources
and distribution channels,  which makes them more sensitive to changing economic
conditions.   Stocks  of  smaller   companies   historically
have  had  larger
fluctuations in price than stocks of larger companies included in the S&P 500.

Framlington Emerging Markets Fund, Framlington International
Growth Fund,
International Equity Fund and International Bond Fund

         Investing in any of the Funds,  with its larger
investment  in foreign
securities,  may  involve  more  risk  than  investing  in a U.S.
fund  for the
following  reasons:  (1) there may be less public  information available  about
foreign companies than is available about U.S. companies;  (2)
foreign companies
are not  generally  subject to the uniform  accounting,  auditing and  financial
reporting  standards and practices  applicable  to U.S.
companies;  (3) foreign
markets have less volume than U.S.  markets,  and the securities of some foreign
companies are less liquid and more  volatile  than the  securities of comparable
U.S. companies;  (4) there may be less government regulation of stock exchanges,
brokers,  listed companies and banks in foreign  countries than in the U.S.; (5)
the Fund may incur fees on currency  exchanges when it changes investments from
one country to another;  (6) the Fund's foreign investments could be affected by
expropriation,   confiscatory   taxation,   nationalization  of
bank  deposits,
establishment  of  exchange   controls,   political  or  social
instability  or
diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments;
and (8) possible imposition of dividend or interest withholding by a foreign country.

Real Estate Equity Investment Fund

         The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

Framlington Healthcare Fund

         The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.
The Fund may be
riskier than a fund investing in a broader range of industries.

International Bond Fund

         The Fund is non-diversified and holds securities of a limited number of issuers. The Fund may, therefore, pose a greater risk to investors than an investment in a diversified fund.

NetNet Fund

         The Fund will invest primarily in companies engaged in Internet and
Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

------------------------------------------------------------------
-------------
                                                   PERFORMANCE
------------------------------------------------------------------
-------------

                    How is the Funds' Performance Calculated?

         There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

         One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends.
Cumulative total return most closely reflects the actual performance of a Fund.

         Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

         Each  Fund  may  also  publish  its  current  yield.
Yield  is the net
investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day.

         The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

         Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services,
Inc. or information  reported in national financial  publications
(such as Money
Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to indices such as the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      Where Can I Obtain Performance Data?

         The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

------------------------------------------------------------------
------------
                                        PURCHASES AND EXCHANGES OF
SHARES
------------------------------------------------------------------
------------

         The following persons may purchase Class Y Shares:

                  o   Fiduciary and discretionary accounts of
institutions
                  o   institutional    investors   (including
banks,   savings
                      institutions,    credit   unions   and
other   financial
                      institutions, pension, profit sharing and
employee benefit
                      plans  and   trusts,   insurance
companies,   investment
                      companies, investment advisors and broker-dealers acting
                      either for their own accounts or for the accounts of
                      institutional investors)
                  o Directors, trustees, officers and employees of the Trust, the Company, Framlington, the Advisor and the
                      Distributor
                  o   the Advisor's investment advisory clients
                  o   family members of employees of the Advisor

         Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

                         What Price Do I Pay For Shares?

         Class Y Shares are sold at the "net asset value next
determined" by the
Funds.  You  should  be  aware  that  broker-dealers   (other
than  the  Funds'
Distributor) may charge investors additional fees if shares are purchased through them.

         Except in certain limited circumstances, each Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m.
Eastern  time).  The Money Market Funds also  determine  their
NAVs at 2:45 p.m.
(Eastern time). If we receive your purchase order and payment for a Money Market
Fund by 2:45 p.m. (Eastern time) on a Business Day, you will receive dividends on that day. Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                           When Can I Purchase Shares?

         Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                    What is the Minimum Required Investment?

         The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y
Shares is $500,000.
Other types of investors are not subject to any minimum required investment.

                                                   How Can I
Purchase Shares?

         You can purchase Class Y Shares in a number of different ways. You may place orders for Class Y Shares directly through the Transfer Agent or the
Distributor or through arrangements with a financial institution.

o Through a Financial Institution. You may purchase shares
         through a financial institution through procedures established with that institution. Confirmations of share purchases
         will be sent to the institution.

o By Mail. You may open an account by mailing a completed and signed
         Account Application Form and a check or other negotiable bank draft
         (payable  to the  Munder  Funds) to: The  Munder  Funds,
c/o  Investor
         Services Group, P.O. Box 5130, Westborough,
Massachusetts  01581-5130.
         You can obtain an Account  Application  Form by calling
(800) 438-5789.
         For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

o By Wire. To open a new account, you should call the Funds at (800)
         438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to Investor Services Group at the address provided above. Wire instructions must state the Fund name, share class,  your registered  name and your account  number.
Your bank wire
         should be sent through the Federal Reserve Bank Wire
System to:

                      Boston Safe Deposit and Trust Company
                         Boston, MA ABA# 011001234 DDA#
                              16-798-3 Account No.:

         You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

o        Automatic  Investment Plan ("AIP").  Under the AIP, you
may arrange for
         periodic  investments  in a Fund through  automatic
deductions  from a
         checking or savings  account.  To enroll in the AIP you
should complete
         the AIP  Application  Form or call the  Funds at  (800)
438-5789.  The
         minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

         The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in its opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

         See the SAI for further information regarding purchases of the Funds' shares.

                           How Can I Exchange Shares?

         You may exchange Class Y Shares of the Funds for Class Y Shares of other funds of the Trust, the Company or Framlington based on their relative net asset values. You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the
Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

         We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

------------------------------------------------------------------
------------
                                              REDEMPTIONS OF
SHARES
------------------------------------------------------------------
------------

                  What Price Do I Receive for Redeemed Shares?

         The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                            When Can I Redeem Shares?

         You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their assets or accurately determine the value of their assets or if the SEC orders the Funds to suspend redemptions.

                                                    How Can I
Redeem Shares?

         Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

o Involuntary Redemption. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                     When Will I Receive Redemption Amounts?

         If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. With respect to a Money Market Fund, if we receive a redemption order before noon (Eastern time) on a Business Day, we will normally wire payment on the same Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

------------------------------------------------------------------
-------------
                      STRUCTURE AND MANAGEMENT OF THE FUNDS
------------------------------------------------------------------
-------------

                          How are the Funds Structured?

         The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Directors, which is responsible for the overall management of the Company and supervises the Funds' service providers.

                       Who Manages and Services the Funds?

Investment Advisor. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street,
Birmingham, Michigan 48009. The principal partners of the Advisor are MCM,
Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in
February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica
Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the
Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately
$41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

         The Advisor provides overall investment management for each Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

         The portfolio  manager for the Funds is Gerald  Seizert.
Mr.  Seizert,
Executive Vice President and Chief Investment Officer of the Advisor, has managed the Funds since they commenced operations. Prior to joining the Advisor in 1995, Mr.
Seizert was a Director and Managing Partner of Loomis, Sayles &
Company, L.P.

         During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each
Fund (after waivers and/or expense reimbursements, if any) as follows:


           Conservative                         Moderate
Aggressive
               Fund                               Fund
Fund

                %                                   %
%


         The  Advisor  may,   from  time  to  time,   make
payments  to  banks,
broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

         The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The
Advisor may consider
as a factor the number of shares sold by the broker-dealer.

     Transfer Agent. First Data Investor Services Group, Inc. is the Funds' transfer agent. Investor Services Group is a wholly owned subsidiary of First
Data Corporation and is located at 53 State Street, Boston,
Massachusetts 02109.

Administrator.  State  Street  Bank and Trust  Company  ("State
Street"  or the
"Administrator") is the Fund's administrator. State Street is located at 225
Franklin Street, Boston, Massachusetts 02110. State Street generally assists the
Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting.
As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the rate of: ____________.

         State Street has entered into a  Sub-Administration
Agreement with the
Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

Custodian. Comerica Bank (the "Custodian"),  whose principal business address is
One Detroit Center,  500 Woodward  Avenue,  Detroit,  Michigan
48226,  provides
custodial  services to the Funds.  No  compensation is paid to the
Custodian for
its  services.  State  Street  also  serves as  sub-custodian  to the  Fund.  As
compensation  for its services,  the  Sub-Custodian is entitled to receive fees,
based on the  aggregate  average  daily net assets of the Fund and certain other
investment   portfolios   that  are   advised  by  the  Advisor
for  which  the
Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

     Distributor. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109.
It markets and
sells the Funds' shares.

         For an additional description of the services performed by the
Administrator,  the Transfer Agent,  the Custodian,  the  Sub-
Custodian  and the
Distributor, see the SAI.

                      What are My Rights as a Shareholder?

         All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the
Company as a whole and affecting your particular Fund. You will not vote by
Class unless expressly required by law or when the Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director. The SAI contains more information regarding voting rights.

         Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Company.

------------------------------------------------------------------
------------
                                       DIVIDENDS, DISTRIBUTIONS
AND TAXES
------------------------------------------------------------------
------------

                When Will I Receive Distributions From the Funds?

         As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. Dividends from net income, if any, are paid at least annually by the Funds. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                         How Will Distributions Be Made?

         The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application
Form or notify the Funds at (800) 438-5789.

           Are There Tax Implications of My Investments in the
Funds?

         This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

         Each Fund  intends to  continue  to qualify as a
regulated  investment
company  under the Internal  Revenue  Code,  in which case it generally  pays no
Federal  income  tax  on  the  earnings  or  capital  gains  it distributes  to
shareholders.  Dividends  of  investment  company  income  by each
Fund will be
taxable to you as ordinary  income,  unless you are exempt from
Federal  income
taxes.  Dividends from a Fund's long-term capital gains are
taxable on a capital
gain  (regardless  of how long you have held the  shares).  Please note that the
above tax treatment applies regardless of whether you receive your distributions
in cash or additional  shares.  Federal income taxes for
distributions to an IRA
or to a qualified  retirement plan are deferred.  Income
dividends will qualify
for the dividends received deduction for corporations to the extent of the total
qualifying   dividends   received  by  the   distributing   Fund
from  domestic
corporations for the year. Any distribution that is declared in October,
November or December but not actually paid until January of the following year will be taxable in the year declared. When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you pay for the shares has a value higher or longer than your tax basis in the shares. If you hold the shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier distribution.

         You will receive from each Fund in which you are a shareholder shortly after the end of each year, a statement of the amount and nature of the distributions made to you during the year.

         Dividends and certain interest income earned from foreign
securities by
the  International  Equity  Fund will,  and the other  Funds may, be subject to
foreign   withholding   or  other  taxes.   Under  certain
circumstances   the
International Equity Fund may be in a position (in which case it would)
"pass-through" to you the right to a credit or deduction for income or other tax credits earned from foreign investments.

         If a Fund invests in certain  "passive  foreign
investment  companies"
("PFICs"),  it will be subject to Federal  income tax (and
possibly  additional
interest  charges)  on a portion of any "excess  distribution"  or gain from the
disposition  of  such  shares  even  if  it  distributes   such
income  to  its
shareholders. If a Fund elects to treat the PFIC as a "qualified electing fund"
("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the
QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

------------------------------------------------------------------
----------
                                                  ADDITIONAL
INFORMATION
------------------------------------------------------------------
----------

Shareholder  Communications.  You will receive unaudited Semi-
Annual Reports and
Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.







                           THE MUNDER LIFESTYLE FUNDS
                                480 Pierce Street
                           Birmingham, Michigan 48009
                            Telephone (800) 438-5789

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information, which has been
filed with the
Securities  and  Exchange   Commission  (the  "SEC"),   provides
supplementary
information  pertaining to the Class A, Class B, and Class Y shares representing
interests in the Munder All-Season  Conservative Fund (the
"Conservative Fund"),
the  Munder  All-Season  Moderate  Fund (the  "Moderate  Fund"),
and the Munder
All-Season  Aggressive Fund (the "Aggressive Fund") (each a
"Fund," collectively
the  "Funds").  The Funds are three  diversified  series of shares issued by The
Munder Funds, Inc. (the "Company"),  an open-end management
investment company.
This Statement of Additional  Information  relates only to the
Funds,  which are
referred  to as The  Munder  Lifestyle  Funds.  Each Fund  seeks its  investment
objective by investing in a portfolio of mutual funds (the
"Underlying  Funds")
offered by the Company, The Munder Framlington Funds Trust
("Framlington"),  and
The Munder Funds Trust (the "Trust").  This Statement of
Additional  Information
is not a  prospectus,  and  should be read only in  conjunction with the Funds'
Prospectus  dated  ____________,   1997.  The  contents  of  this
Statement  of
Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor,
Inc.  (the  "Distributor"),  or by calling  (800)  438-5789.  This
Statement of
Additional Information is dated ____________, 1997.

Shares of the Funds and the Underlying Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not insured or guaranteed by the
Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

                                TABLE OF CONTENTS


GENERAL


INVESTMENT OBJECTIVES AND
POLICIES.............................................


FUND
INVESTMENTS.......................................................
 ........


INVESTMENT
LIMITATIONS.......................................................
 ..


DIRECTORS AND
OFFICERS.........................................................


INVESTMENT ADVISORY AND OTHER SERVICE
ARRANGEMENTS.............................


PORTFOLIO
TRANSACTIONS......................................................
 ...


ADDITIONAL PURCHASE AND REDEMPTION
INFORMATION.................................


NET ASSET
VALUE.............................................................
 ...


PERFORMANCE
INFORMATION.......................................................
 .


TAXES.............................................................
 .............

ADDITIONAL INFORMATION CONCERNING
SHARES.......................................


MISCELLANEOUS.....................................................
 .............


REGISTRATION
STATEMENT.........................................................


FINANCIAL
STATEMENTS........................................................
 ...


APPENDIX
A.................................................................
 ....


APPENDIX
B.................................................................
 ....


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

         The Company was organized as a Maryland corporation on November 18,
1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Munder All-Season
Conservative Fund, Munder
All-Season Moderate Fund and Munder All-Season Aggressive Fund were formerly known as Munder All-Season Maintenance Fund, Munder All-Season Development Fund and Munder All-Season Accumulation Fund, respectively. The Funds operate as three diversified series of shares issued by the Company. The Company's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

         As stated in the Prospectus, the investment advisor of each Fund, and each of the Underlying Funds, is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC,
Woodbridge Capital Management,  Inc. and WAM Holdings,  Inc.
("WAM"). Mr. Lee P.
Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor. Framlington Overseas
Investment  Management  Limited  serves as  sub-advisor  ("Sub-
Advisor")  to the
Framlington International Growth Fund, the Framlington Emerging Markets Fund, and the Framlington Healthcare Fund (collectively, the "Framlington Funds"), which are three series of Framlington. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the
Prospectuses.

         Assets of the Funds will be allocated among the Underlying Funds within the ranges set forth in the Prospectuses. In addition, each Fund may hold cash, and may invest cash balances in repurchase agreements and other money market instruments in an amount to meet redemptions or for day-to-day operating expenses.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Conservative Fund seeks to provide current income, with capital appreciation as a secondary objective. The Fund seeks to achieve its objectives by concentrating its investments in Underlying Funds that invest primarily in fixed income securities.

         The Moderate Fund seeks to provide high total return through capital appreciation and current income. The Fund seeks to achieve its objective by concentrating its investments in Underlying Funds that invest primarily in equity securities and fixed income securities.

         The Aggressive Fund seeks to provide long-term capital appreciation.
The Fund seeks its objective by concentrating its investments in Underlying
Funds that invest primarily in equity securities.

         The following is a description of the investment objectives and policies of the Underlying Funds.

                                FUND INVESTMENTS

         The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Underlying Funds. With the exception of Multi-Season Growth Fund, Real Estate Equity Investment Fund and Money Market Fund, each Underlying Fund's investment objective is a non-fundamental policy and may be changed without authorization of the holders of a majority of such Underlying Fund's outstanding shares. There can be no assurance that a Fund will achieve its objective. A description of applicable credit ratings is set forth in Appendix A hereto. For purposes of this Statement of Additional Information, the Accelerating Growth Fund, Equity Selection Fund,
Growth & Income Fund,  International Equity Fund, Micro-Cap Equity
Fund, Mid-Cap
Growth Fund (the "Mid-Cap Fund"),  Multi-Season  Growth Fund (the
"Multi-Season
Fund"),  Real Estate Equity Investment Fund (the "Real Estate
Fund"),  Small-Cap
Value Fund, Small Company Growth Fund, Value Fund, the Framlington
Funds and the
NetNet Fund are referred to as the "Equity  Funds." The Bond Fund,
Intermediate
Bond Fund, International Bond Fund and U.S. Government Income Fund are referred to as the "Fixed Income Funds." The Cash Investment Fund, Money Market Fund, and
U.S. Treasury Money Market Fund are referred to as the "Money Market Funds." If you require more detailed information about an Underlying Fund, please call the
Distributor at (800) 438-5789 to obtain the complete prospectus and statement of additional information for that fund.

         Borrowing.  The  Underlying  Funds are  authorized  to
borrow  money in
amounts  up to 5% of the  value  of  their  total  assets  at the time  of such
borrowings for temporary purposes,  and are authorized to borrow money in excess
of the 5% limit as permitted by the  Investment  Company Act of
1940, as amended
(the "1940 Act"), to meet redemption requests.  This borrowing may be unsecured.
The 1940 Act requires the Underlying Funds to maintain continuous asset coverage
of 300% of the amount  borrowed.  If the 300% asset coverage should decline as a
result of market  fluctuations  or other reasons,  the  Underlying
Funds may be
required to sell some of their  portfolio  holdings  within three days to reduce
the  debt  and  restore  the  300%  asset  coverage,   even
though  it  may  be
disadvantageous from an investment standpoint to sell securities at that time.
Borrowed funds are subject to interest costs which may or may not be offset by amounts earned on borrowed funds. The Underlying Funds may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The Underlying Funds may, in connection with permissible borrowings, transfer as collateral, securities owned by the funds.

         Additionally, each Underlying Fund (except the Money Market Fund) may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund may decline below the repurchase price. An Underlying Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, an Underlying Fund will maintain in a segregated account, cash,
U.S. Government securities or other liquid portfolio securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Foreign  Securities.  Each Equity Fund (except NetNet
Fund, Real Estate
Fund,   International  Equity  Fund,  Framlington   International
Growth  Fund,
Framlington  Emerging Markets Fund and Framlington  Healthcare
Fund), each Fixed
Income Fund (except  International  Bond Fund) and the Cash
Investment Fund may
invest up to 25% of its  assets  in  foreign  securities.  Under normal  market
conditions, the International Equity Fund, Framlington
International Growth Fund
and  International  Bond  Fund each  will  invest at least 65% of its  assets in
securities of issuers  located in at least three other  countries other than the
United States. The Framlington Emerging Markets Fund will invest at least 65% of
its assets in companies in emerging markets countries.  There is no limit on the
Framlington  Healthcare Fund's  investments in foreign
securities.  The Mid-Cap
Fund and the Multi-Season  Fund typically will only purchase foreign  securities
which are  represented  by ADRs  listed on a  domestic  securities exchange  or
included in the NASDAQ  National  Market System,  or foreign securities  listed
directly on a domestic  securities  exchange or included in the
NASDAQ  National
Market  System.  ADRs are receipts  typically  issued by a United
States bank or
trust company evidencing ownership of the underlying foreign securities. Certain
such  institutions   issuing  ADRs  may  not  be  sponsored  by
the  issuer.  A
non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

         The  International  Bond Fund will  primarily  invest in
foreign  debt
obligations  denominated in foreign currencies,  including the
European Currency
Unit,  which are  issued  by  foreign  governments  and
governmental  agencies,
instrumentalities   or  political   subdivisions;   debt
securities  issued  or
guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. For the purposes of the 65% limitation with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

         Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There  may  be  less  publicly  available   information
about  foreign
companies comparable to the reports and ratings published about companies in the
United  States.   Foreign   companies  are  not  generally
subject  to  uniform
accounting,  auditing and financial reporting standards,  and auditing practices
and  requirements  may not be  comparable  to those  applicable to
United States
companies.  Foreign  markets  have  substantially  less volume than the New York
Stock Exchange and securities of some foreign companies are less liquid and more
volatile than securities of comparable United States companies.
Commission rates
in  foreign  countries,  which  are  generally  fixed  rather than  subject  to
negotiation  as in the United States,  are likely to be higher.
In many foreign
countries  there  is  less  government   supervision  and
regulation  of  stock
exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and eastern European countries.

         Investments  in companies  domiciled  in  developing
countries  may be
subject to potentially  higher risks than  investments  in
developed  countries.
These risks include (i) less social, political and economic
stability;  (ii) the
small current size of the markets for such  securities  and the currently low or
nonexistent  volume  of  trading,  which  result in a lack of liquidity  and in
greater price volatility;  (iii) certain national policies which may restrict an
Underlying Fund's investment opportunities, including restrictions on investment
in issuers or industries  deemed  sensitive to national  interest;
(iv) foreign
taxation;  (v) the absence of developed legal  structures
governing  private or
foreign  investment  or  allowing  for  judicial  redress  for injury to private
property;   (vi)  the  absence,  until  recently  in  certain
Eastern  European
countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         Investments  in  Eastern  European   countries  may
involve  risks  of
nationalization,   expropriation  and  confiscatory   taxation.
The  Communist
governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, an Underlying
Fund could lose a
substantial portion of any investments it has made in the affected countries.
Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United
States dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         The  Advisor  (Sub-Advisor  with  respect  to  the
Framlington  Funds)
endeavors  to buy and  sell  foreign  currencies  on as  favorable a  basis  as
practicable.  Some price spread on currency  exchange (to cover service charges)
may be incurred,  particularly when an Underlying Fund changes investments from
one  country  to  another or when  proceeds  of the sale of fund shares in U.S.
dollars are used for the purchase of securities in foreign
countries. Also, some
countries  may adopt  policies  which  would  prevent  an
Underlying  Fund from
transferring  cash out of the  country or  withhold  portions  of interest  and
dividends  at  the  source.   There  is  the   possibility   of
expropriation,
nationalization or confiscatory taxation, withholding and other foreign taxes on
income or other amounts, foreign exchange controls (which may include suspension
of the ability to transfer  currency from a given  country), default in foreign
government   securities,   political  or  social   instability
or   diplomatic
developments that could affect investments in securities of issuers in foreign nations.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Fund are uninvested and no return is earned thereon. The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         An Underlying Fund may be affected  either  unfavorably
or favorably by
fluctuations  in the  relative  rates of  exchange  between  the currencies  of
different nations,  by exchange control  regulations and by
indigenous  economic
and political  developments.  Changes in foreign  currency
exchange  rates will
influence  values  within  an  Underlying  Fund  from  the
perspective  of U.S.
investors, and may also affect the value of dividends and interest earned, gains
and losses  realized on the sale of securities,  and net
investment  income and
gains, if any, to be distributed to shareholders by a fund. The rate of exchange
between the U.S.  dollar and other  currencies  is  determined  by the forces of
supply and demand in the foreign exchange markets.  These forces are affected by
the  international   balance  of  payments  and  other  economic
and  financial
conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate
Fund),  and the
Fixed Income Funds are authorized to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow an
Underlying Fund to establish a rate of exchange for a future point in time.

         When entering into a contract for the purchase or sale of a security, an Underlying Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S.
dollar or other foreign currency.

         When the Advisor  (Sub-Advisor  with respect to the
Framlington  Funds)
anticipates  that  a  particular  foreign  currency  may  decline substantially
relative  to the U.S.  dollar or other  leading  currencies,  in order to reduce
risk, an Underlying Fund may enter into a forward  contract to sell, for a fixed
amount, the amount of foreign currency approximating the value of some or all of
the  Underlying  Fund's   securities   denominated  in  such
foreign  currency.
Similarly, when the obligations held by an Underlying Fund create a short position in a foreign currency, the fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. An Underlying Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account consisting of cash or liquid securities equal to the amount of an Underlying Fund's assets that could be required to consummate forward contracts will be established with the Underlying Funds' Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Underlying Fund. A forward contract to sell a foreign currency is "covered" if an Underlying Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the fund to buy the same currency at a price no higher than the fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if an Underlying Fund holds a forward contract (or call option) permitting the fund to sell the same currency at a price as high as or higher than the fund's price to buy the currency.

         Futures  Contracts  and Related  Options.  The Equity and
Fixed  Income
Funds currently expect that they may purchase and sell futures contracts on interest-bearing securities or securities or bond indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of
Additional Information.

         Interest Rate Swap Transactions. Each of the Fixed Income Funds may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to those Underlying Funds than if the
Underlying Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a
Underlying Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
Typically, the parties with which the Underlying Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Underlying Funds' ability to engage in certain interest rate transactions. Gains from transaction in interest rate swaps distributed to shareholders of the Underlying Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

         Each of the Underlying Funds' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Fixed Income Funds' obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities or other high-grade debt securities, to avoid any potential leveraging of each of the Underlying Funds' portfolio.

         The Underlying Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the
Underlying Funds will have contractual remedies pursuant to the agreements related to the transactions.

         The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Underlying Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fixed Income Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Lending  of  Portfolio  Securities.   To  enhance  the
return  on  its
portfolio,  each of the  Underlying  Funds may lend  securities in its portfolio
(subject  to a limit of 25% of total  assets  for each  Fund
(except  the Money
Market  Fund),  and 33 1/3%  of  total  assets  of the  Money
Market  Fund)  to
securities firms and financial institutions,  provided that each loan is secured
continuously  by  collateral  in the form of cash,  high  quality money  market
instruments or short-term U.S.  Government  securities  adjusted daily to have a
market  value  at least  equal to the  current  market  value of the  securities
loaned.  These loans are terminable at any time,  and the
Underlying  Funds will
receive any interest or dividends paid on the loaned securities.
In addition, it
is anticipated  that an Underlying  Fund may share with the
borrower some of the
income  received  on the  collateral  for the  loan or the  fund will be paid a
premium for the loan. The risk in lending  portfolio  securities, as with other
extensions of credit,  consists of possible  delay in recovery of the securities
or  possible  loss  of  rights  in  the  collateral  should  the borrower  fail
financially.  In determining  whether the Underlying Funds will lend securities,
the Advisor  (Sub-Advisor  with respect to the Framlington  Funds)
will consider
all relevant facts and circumstances.  The Underlying Funds will only enter into
loan arrangements with  broker-dealers,  banks or other
institutions  which the
Advisor   (Sub-Advisor)   has  determined  are  creditworthy
under  guidelines
established by the Boards of Directors or Trustees, as applicable.

         Lower-Rated Debt Securities.  It is expected that each
Fund (other than
the Growth & Income  Fund) will  invest not more than 5% of its total  assets in
securities  that are  rated  below  investment  grade by  Standard
& Poor's  or
Moody's. The Growth & Income Fund may invest up to 20% of the value of its total
assets in such  securities.  Such  securities are also known as junk bonds.  The
yields on  lower-rated  debt and  comparable  unrated  securities generally are
higher  than  the  yields   available  on  higher-rated
securities.   However,
investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities
(a) will likely
have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Underlying Fund's portfolio, with a commensurate effect on the value of each of the fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

         While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Underlying
Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Underlying Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Underlying Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the funds.

         Money Market Instruments.  As described in the
Prospectuses,  the Funds
and the Underlying Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds and the Underlying Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the
Advisor (Sub-Advisor with respect to the Framlington Funds) deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S.
banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Investments by a Fund or an Underlying Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by S&P or Moody's Investor
Services, Inc. ("Moody's"). In addition, the Funds and the Underlying Funds may acquire unrated commercial paper and corporate bonds that are determined by the
Advisor (Sub-Advisor) at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         The Funds and the Underlying Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.
Although the notes are not normally traded and there may be no secondary market in the notes, an investor may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, an investor might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds and the Underlying Funds invest in variable amount master notes only when the Advisor (Sub-Advisor) deems the investment to involve minimal credit risk.

         Mortgage-Related Securities. Subject to applicable credit criteria, each Fixed Income Fund and the Cash Investment Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue.
Mortgage-related  securities  guaranteed  by the  Government
National  Mortgage
Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the
Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the
Federal National Mortgage  Association ("FNMA") include FNMA
Guaranteed Mortgage
Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC
Mortgage  Participation  Certificates  (also known as "Freddie
Macs" or "PCs").
FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie
Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any
Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Municipal Obligations. The Cash Investment Fund and the Money Market
Fund may, when deemed appropriate by the Advisor in light of the Underlying
Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Cash Investment Fund and the Money Market
Fund each do not expect to invest more than 5% of its net assets in such municipal obligations during its current fiscal year.

         Non-Domestic  Bank Obligations.  Non-domestic bank
obligations  include
Eurodollar   Certificates   of  Deposit,   which  are  U.S.
dollar-denominated
certificates  of deposit issued by offices of foreign and domestic banks located
outside  the  United  States;   Eurodollar   Time   Deposits,
which  are  U.S.
dollar-denominated  deposits  in a foreign  branch  of a U.S.
bank or a foreign
bank; Canadian Time Deposits, which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks;
Schedule Bs which are
obligations issued by Canadian branches of foreign or domestic banks; Yankee
Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States;
and Yankee Bankers' Acceptances, which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United
States.

         Options. The Underlying Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk.
Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B to this Statement of Additional Information.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Underlying Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Underlying Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Underlying Fund investments. If an Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Underlying Funds may write options in connection with buy-and-write transactions; that is, the Underlying Funds may purchase a security and then write a call option against that security. The exercise price of the call the
Underlying Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below
("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.
Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Underlying
Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         In the case of a call option on a security, the option is "covered" if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration
(or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its Custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if an Underlying Fund maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. Each of the Underlying Funds will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The
Underlying Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Underlying Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Underlying Fund may elect to close the position or take delivery of the security at the exercise price and the fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         Each of the Underlying Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, an
Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Underlying Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant
Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the fund.

         When an Underlying Fund purchases an option, the premium paid by it is recorded as an asset of the fund. When the Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of the fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Underlying Fund expires unexercised the fund realizes a loss equal to the premium paid. If the Underlying Fund enters into a closing sale transaction on an option purchased by it, the
Underlying Fund will realize a gain if the premium received by the fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Underlying Fund expires on the stipulated expiration date or if the fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the
deferred credit related to such option will be eliminated. If an option written by the Underlying Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the fund will realize a gain or loss.

         There are several  risks  associated  with  transactions
in options on
securities and indices. For example,  there are significant
differences between
the securities and options markets that could result in an
imperfect correlation
between  these  markets,   causing  a  given  transaction  not  to
achieve  its
objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that an Underlying Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing
Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the
Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Currency  transactions,  including  options on currencies
and currency
futures,   are  subject  to  risks  different  from  those  of
other  portfolio
transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation.
Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

         Real Estate  Securities.  The Real Estate Fund may invest
without limit
in shares of real estate  investment  trusts  ("REITs").  REITs pool  investors'
funds for  investment  primarily in income  producing real estate or real estate
loans or interests. A REIT is not taxed on income distributed to shareholders if
it complies with several requirements  relating to its
organization,  ownership,
assets,  and income and a requirement  that it distribute to its shareholders at
least 95% of it taxable  income (other than net capital  gains)
for each taxable
year.  REITs can generally be classified  as Equity  REITs,
Mortgage  REITs and
Hybrid REITs.  Equity REITs,  which invest the majority of their assets directly
in real property,  derive their income  primarily  from rents.
Equity REITs can
also realize capital gains by selling properties that have
appreciated in value.
Mortgage  REITs,  which  invest  the  majority  of their  assets in real  estate
mortgages,  derive their income primarily from interest  payments.
Hybrid REITs
combine the  characteristics  of both Equity REITs and Mortgage
REITs.  The Real
Estate  Fund will not invest in real  estate  directly,  but only in  securities
issued by real estate companies. However, the Real Estate Fund may be subject to
risks similar to those  associated with the direct  ownership of real estate (in
addition to securities  markets risks) because of its policy of concentration in
the securities of companies in the real estate industry.  These include declines
in the value of real  estate,  risks  related  to  general  and local  economic
conditions, dependency on management skill, heavy cash flow
dependency, possible
lack of  availability  of mortgage funds,  overbuilding,  extended vacancies of
properties,  increased  competition,  increases in property  taxes and operating
expenses,  changes  in  zoning  laws,  losses  due to costs
resulting  from the
clean-up  of  environmental  problems,  liability  to third
parties for damages
resulting  from  environmental   problems,   casualty  or
condemnation  losses,
limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

         In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and
Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and
Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of
1986, as amended (the "Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

         Repurchase Agreements. The Funds and the Underlying Funds may agree to enter into repurchase agreements with financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor (Sub-Advisor with respect to the
Framlington Funds) will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money
Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days.

         The repurchase price under the repurchase agreements described in each
Prospectus generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities   subject  to  repurchase   agreements   will
be  held,  as
applicable, by the Trust's, Framlington's or the Company's Custodian (or sub-Custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund or Underlying Fund under the 1940 Act.

         Rights and Warrants. As stated in the Prospectus, the Equity Funds may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that an Underlying Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         Stand-by Commitments. The Cash Investment Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Underlying Fund's option a specified municipal obligation at its amortized cost value to the fund plus accrued interest, if any. Stand-by commitments may be exercisable by an
Underlying Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

         The Trust expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Cash Investment Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the
Underlying Fund will not exceed 1/2 of 1% of the value of the Underlying Fund's total assets calculated immediately after each stand-by commitment is acquired.

         Stock Index Futures, Options on Stock and Bond Indices and Options on
Stock and Bond  Index  Futures  Contracts.  The Equity  and Fixed
Income  Funds
(except the International Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock index futures contracts as a hedge against movements in the equity and bond markets. The International
Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor (Sub-Advisor with respect to the Framlington Funds) expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Underlying Funds' futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor
(Sub-Advisor) expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the
Underlying Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Underlying Funds' position in such futures contract or put option.

         The Underlying Funds (except the International  Bond
Fund) may purchase
and write call and put options on stock index futures contracts and each such
Underlying Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Underlying Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such
Underlying Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International
Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such
Underlying Funds intend to purchase.

         In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, such
Underlying Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to between 5% and 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No such Underlying Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

         Stripped Securities. The Fixed Income and Money Market Funds may acquire U.S. Government Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of
Accrual on Treasury Securities" ("CATs"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying
U.S. Government obligations for federal tax and securities purposes. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATs and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

         Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or
Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of
Securities." Under the STRIPS program, an Underlying Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         In   addition,   the  Fixed   Income   Funds  may  invest
in  stripped
mortgage-backed   securities  ("SMBS"),  which  represent
beneficial  ownership
interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or
FHLMC.

         The original  principal  amount,  if any, of each SMBS
class represents
the amount  payable to the holder  thereof over the life of such
SMBS class from
principal distributions of the underlying mortgage assets, which will be zero in
the case of an IO class. Interest distributions allocable to a class of SMBS, if
any, consist of interest at a specified rate on its principal amount, if any, or
its notional principal amount in the case of an IO class. The notional principal
amount  is  used  solely  for   purposes  of  the   determination
of  interest
distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

         Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that an Underlying Fund may not fully recover its initial investment.

         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of an
Underlying Fund's net asset value per share.

         Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

         U.S.  Government  Obligations.  The Funds and the
Underlying  Funds may
purchase  obligations issued or guaranteed by the U.S. Government and, except in
the case of the U.S.  Treasury Money Market Fund, U.S.  Government
agencies and
instrumentalities.  Obligations of certain agencies and
instrumentalities of the
U.S. Government,  such as those of the GNMA, are supported by the full faith and
credit of the U.S. Treasury.  Others, such as those of the Export-
Import Bank of
the United  States,  are supported by the right of the issuer to borrow from the
U.S.  Treasury;  and still others,  such as those of the Student
Loan  Marketing
Association,  are supported only by the credit of the agency or instrumentality
issuing the obligation. No assurance can be given that the U.S.
Government would
provide financial support to U.S.  government-sponsored
instrumentalities if it
is not  obligated  to do so by law.  Examples  of the  types of
U.S.  Government
obligations  that may be  acquired by the Funds  include  U.S.
Treasury  Bills,
Treasury  Notes and  Treasury  Bonds and the  obligations  of
Federal  Home Loan
Banks,  Federal  Farm Credit  Banks,  Federal  Land Banks,  the
Federal  Housing
Administration,  Farmers Home  Administration,  Export-Import Bank
of the United
States,  Small  Business  Administration,  FNMA,  Government
National  Mortgage
Association,   General   Services   Administration,   Student
Loan   Marketing
Association,  Central Bank for Cooperatives,  FHLMC, Federal
Intermediate Credit
Banks and Maritime Administration.

         Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates.
Variable and floating
rate obligations purchased by an Underlying Fund may have stated maturities in excess of an Underlying Fund's maturity limitation if the Underlying Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof).
These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor (Sub-Advisor with respect to the Framlington
Funds) will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to an Underlying
Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

         In determining average weighted portfolio maturity of the Underlying
Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Underlying Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the
Underlying Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an Underlying Fund could suffer a loss if the issuer defaulted or during periods that an Underlying Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by an Underlying Fund will be subject to the fund's limitation on illiquid investments when the fund may not demand payment of the principal amount within seven days absent a reliable trading market.

         Guaranteed  Investment  Contracts.  The Fixed  Income
Funds,  the Cash
Investment Fund and the Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies.
Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD
Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. An Underlying Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist.
Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

         When-Issued   Purchases  and  Forward   Commitments
(Delayed-Delivery
Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by an Underlying Fund to purchase or sell particular securities with payment and delivery to occur at a future date
(perhaps one or two months later). These transactions permit the Underlying Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When an Underlying Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Underlying Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the
Underlying Fund's commitments. It may be expected that the market value of the
Underlying Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because an Underlying Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of an Underlying Fund's total assets absent unusual market conditions.

         An Underlying Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, an Underlying Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Underlying Fund on the settlement date. In these cases the Underlying Fund may realize a taxable capital gain or loss.

         When an Underlying Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Underlying Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of an Underlying Fund starting on the day the fund agrees to purchase the securities. The Underlying Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund and Underlying Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch,
Inc., and other nationally recognized statistical NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate.
Ratings, however, are general and are not absolute standards of quality.
Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         With respect to each of the Money Market Funds, securities (other than
U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities.
In addition, each of the Cash Investment Fund and the Money Market Fund (a) will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer, and (b) intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Underlying Fund's total assets at the time of purchase, provided that the Underlying Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days.
Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the
Boards of Trustees and Directors, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

         Other. Subsequent to its purchase by an Underlying Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Fund. The Boards of Trustees and
Directors, as applicable, or the Advisor (Sub-Advisor with respect to the
Framlington Funds), pursuant to guidelines established by the Boards, will consider such an event in determining whether the Underlying Fund involved should continue to hold the security in accordance with the interests of the fund and applicable regulations of the SEC.

         It is possible that unregistered securities purchased by an Underlying
Fund in reliance upon Rule 144A under the Securities Act of 1933, as amended, could have the effect of increasing the level of the Underlying Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

                                                     INVESTMENT
LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under
"Miscellaneous -- Shareholder Approvals").

No Fund may:

         1.       Invest more than 25% of its total  assets in any
one  industry
                  (securities   issued  or   guaranteed  by  the
United  States
                  Government,   its  agencies  or
instrumentalities   are  not
                  considered to represent industries); this limitation does not apply to investment by the Funds in investment companies;

         2.       With respect to 75% of the Fund's  assets
invest more than 5%
                  of the  Fund's  assets  (taken at market  value
at the time of
                  purchase) in the  outstanding  securities of any
single issuer
                  or own more than 10% of the outstanding  voting
securities of
                  any one issuer,  in each case other than
securities  issued by
                  other investment  companies or securities issued
or guaranteed
                  by   the   United   States   Government,   its
agencies   or
                  instrumentalities;

         3.       Borrow  money  or enter  into  reverse
repurchase  agreements
                  except  that the  Funds  may (i)  borrow  money
or enter  into
                  reverse  repurchase   agreements  for  temporary
purposes  in
                  amounts not exceeding 5% of its total assets and (ii) borrow money to meet redemption requests, in amounts
(when aggregated
                  with amounts borrowed under clause (i) not exceeding 33 1/3%
                  of its total assets;

         4. Issue any senior security (as defined in Section 18(f) of the 1940 Act) except as permitted under the 1940 Act.

         5.       Make loans of  securities to other persons in
excess of 25% of
                  a Fund's total assets;  provided the Funds may
invest  without
                  limitation   in   short-term   debt
obligations   (including
                  repurchase   agreements)   and   publicly
distributed   debt
                  obligations;

         6. Underwrite securities of other issuers, except insofar
                  as a Fund may be deemed an underwriter under the
                  Securities Act of 1933, as amended, in selling portfolio
                  securities; or

         7.       Purchase  or  sell  real  estate  or  any
interest   therein,
                  including interests in real estate limited partnerships,
                  except securities  issued by companies
(including real estate
                  investment trusts) that invest in real estate or interests therein.

         Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors of the Company without shareholder vote, provide that a Fund may not invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and which are not otherwise marketable.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a
Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             DIRECTORS AND OFFICERS

         The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:


Principal Occupation
Name, Address and Age            Position with Company
During Last Five Years

Charles W. Elliott 1             Chairman of the Board of
Directors     Senior Advisor to the President - Western
3338 Bronson Boulevard
Michigan University since July 1995; Executive
Kalmazoo, MI  49008
Vice President - Administration & Chief
Age:  64
Financial Officer, Kellogg Company from January

1987 through June 1995; before that Price

Waterhouse.  Board of Directors, Steelcase

Financial Corporation.

John Rakolta, Jr.                Director and Vice Chairman of the
Chairman, Walbridge Aldinger Company
1876 Rathmor                     Board of Directors
(construction company).
Bloomfield Hills, MI  48304
Age:  49

Thomas B. Bender                 Director
Investment Advisor, Financial & Investment
7 Wood Ridge Road
Management Group (since April, 1991); Vice
Glen Arbor, MI  49636
President Institutional Sales, Kidder, Peabody &
Age:  63
Co. (Retired April, 1991).

David J. Brophy                  Director
Professor, University of Michigan; Director,
1025 Martin Place
River Place Financial Corp.; Trustee,
Ann Arbor, MI  48104
Renaissance Assets Trust.
Age:  60

Dr. Joseph E. Champagne          Director
Corporate and Executive Consultant since
319 Snell Road
September 1995; prior to that Chancellor, Lamar
Rochester, MI  48306
University from September 1994 until September
Age:  58
1995; before that Consultant to Management,

Lamar

University;

President

and

Chief

Executive

Officer,

Crittenton

Corporation

(holding

company

that

owns

healthcare

facilities)

and

Crittenton

Development

Corporation

until

August

1993;

before

that

President,

Oakland

University

of

Rochester,

MI,

until

August

1991;

Member,

Board of

Directors,

Ross

Operating

Valve of

Troy, MI

Thomas D. Eckert Director  President and COO,  Mid-Atlantic Group
of Pulte 10726
Falls Pointe Drive Home Corporation  (developer of residential land Great Falls,
VA 22066 and construction of housing units).
Age:  49

Lee P. Munder                    President
President and CEO of the Advisor; Chief
480 Pierce Street
Executive Officer and President of Old MCM;
Birmingham, MI  48009
Chief Executive Officer of World Asset
Age:  51
Management; and Director, LPM Investment

Services, Inc. ("LPM").

Terry H. Gardner                 Vice President, Chief Financial
Vice President and Chief Financial Officer of
480 Pierce Street                Officer and Treasurer
the Advisor and World Asset Management; Vice
Suite 300
President and Chief Financial Officer of Old
Birmingham, MI  48009
MCM; Audit Manager of Arthur Andersen & Co.
Age:  36
(1991 to February 1993); Secretary of LPM.

Paul Tobias Vice  President  Executive  Vice  President  and Chief
Operatin 480
Pierce Street  Officer of the Advisor (since April 1995) and Suite
300 Executive
Vice President of Comerica, Inc.
Birmingham, MI  48009
Age:  45

Gerald Seizert                   Vice President
Executive Vice President and  Chief Investment
480 Pierce Street
Officer/Equities of the Advisor (since April
Suite 300
1995); Managing Director (1992-1995) and Vice
Birmingham, MI  48009
President (1984-1991) of Loomis, Sayles and
Age:  45
Company, L.P.

Elyse G. Essick                  Vice President
Vice President and Director of Marketing for the
480 Pierce Street
Advisor; Vice President and Director of Client
Suite 300
Services of Old MCM (August 1988 to December
Birmingham, MI  48009
1994).
Age:  38

James C. Robinson                Vice President
Vice President and Chief Investment
480 Pierce Street
Officer/Fixed Income for the Advisor; Vice
Suite 300
President and Director of Fixed Income of Old
Birmingham, MI  48009
MCM (1987-1994).
Age:  35

Leonard J. Barr, II              Vice President
Vice President and Director of Core Equity
480 Pierce Street
Research of the Advisor; Director and Senior
Suite 300
Vice President of Old MCM (since 1988); Director
Birmingham, MI  48009
of LPM.
Age:  52

Ann F. Putallaz                  Vice President
Vice President and Director of Fiduciary
480 Pierce Street
Services of the Advisor (since January 1995);
Suite 300
Director of Client and Marketing Services of
Birmingham, MI  48009
Woodbridge.
Age:  51

Richard H. Rose                  Assistant Treasurer
Senior Vice President, First Data Investor
First Data Investor Services
Services Group, Inc. (since May 1994).
Group, Inc.
Formerly, Senior Vice President, The Boston
One Exchange Place
Company Advisors, Inc. (since November 1989.)
8th Floor
Boston, MA  02109
Age:  41

Lisa A. Rosen                    Secretary, Assistant Treasurer
General Counsel of the Advisor since May, 1996.
480 Pierce Street
Formerly, Counsel, First Data Investor Services
Suite 300
Group, Inc.; Assistant Vice President and
Birmingham, MI  48009
Counsel with The Boston Company Advisors, Inc.;
Age:  30
Associate with Hutchins, Wheeler & Dittmar.

Teresa M.R. Hamlin               Assistant Secretary
Counsel, First Data Investor Services Group,
First Data Investor Services
Inc. (since 1995).  Formerly, Paralegal Manager,
Group, Inc.
The Boston Company Advisors, Inc.
One Exchange Place
8th Floor
Boston, MA  02109
Age:  33

Julie A. Tedesco                 Assistant Secretary
Counsel, First Data Investor Services Group,
First Data Investor Services
Inc. (since May, 1994).  Formerly Assistant Vice
Group, Inc.
President and Counsel of The Boston Company
One Exchange Place
Advisors, Inc. (since July, 1992).
8th Floor
Boston, MA  02109
Age:  40



Directors of the Company receive an aggregate fee from the Company, the
Trust, Framlington and St. Clair Funds, Inc. ("St. Clair") for service on those organizations' respective Boards comprised of an annual retainer fee of $20,000 and a fee of $1,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

The following table summarizes the compensation paid by the Company, the Trust,
Framlington and St. Clair to their respective Directors/Trustees for the year ended June 30, 1997.

                                    Aggregate           Pension
                                Compensation from     Retirement
                                the Company, the       Benefits
Estimated
                               Trust, Framlington     Accrued as
Annual Benefits
                                  and St. Clair      Part of Fund
Upon Retirement    Total from the
       Name of Person                                  Expenses
Fund Complex
          Position

Charles W. Elliott               $20,000.00             None
None            $20,000.00
Chairman

John Rakolta, Jr.                $18,500.00             None
None            $18,500.00
Vice Chairman

Thomas B. Bender                 $20,000.00             None
None            $20,000.00
Trustee and Director

David J. Brophy                  $20,000.00             None
None            $20,000.00
Trustee and Director

Dr. Joseph E. Champagne          $20,000.00             None
None            $20,000.00
Trustee and Director

Thomas D. Eckert                 $20,000.00             None
None            $20,000.00
Trustee and Director


No  officer,   director  or  employee  of  the  Advisor,  Comerica
Incorporated
("Comerica"), the Sub-Custodian, the Distributor, the Administrator or the
Transfer Agent currently receives any compensation from the Company. [As of
October 1, 1997, the Directors and officers of the Company, as a group, owned
[less than 1%] of all classes of outstanding shares of the Funds of the
Company.]

         [As of October 1, 1997, the Directors and officers of the Company, as a group, owned ___ Class Y Shares of the Conservative Fund, ___ Class Y Shares of the Moderate Fund, and ___ Class Y Shares of the Aggressive Fund, which represented less than 1% of the outstanding Class Y Shares of the Funds.]

         [Lee P. Munder and Terry H. Gardner are administrators of a pension plan for employees of Munder Capital Management, which as of October 1, 1997 owned ___ Class A Shares and ___ Class Y Shares, respectively, the Conservative
Fund, ___ Class A Shares and ___ Class Y Shares, respectively, the Moderate Fund and ___ Class A Shares and ___ Class Y Shares of the Aggressive Fund, which represented [less than 1%] of the outstanding Shares of each Fund.]

         [Munder Capital  Management and affiliates of Munder
Capital Management
through  common  ownership,  owned  beneficially  ___  Class  Y
Shares  of  the
Conservative Fund, ___ Class Y Shares of the Moderate Fund and ___ Class Y
Shares of the Aggressive Fund.]

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment  Advisor.  The  Advisor  of  each  Fund  is
Munder  Capital
Management, a Delaware general partnership.  The Advisor replaced
Munder Capital
Management, Inc. as investment advisor to the investment portfolios of the
Company on January  31,  1995,  upon the  closing of an  agreement
(the  "Joint
Venture Agreement") among Old MCM, Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisory businesses of its indirect subsidiaries,
Woodbridge and World Asset Management, to the Advisor. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and
WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         The Investment  Advisory Agreement  ("Advisory
Agreement") between the
Advisor and the Company on behalf of each Fund was approved by the Board of
Directors of the Company on February 4, 1997 and by Shareholders on ________,
1997 and will continue in effect until February 4, 1999, and from year to year thereafter only if its continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory
Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of each Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to a Fund by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds' portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Boards of Directors. For the advisory services provided to the Funds and expenses assumed by it, the Advisor has agreed to a fee from each Fund, computed daily and payable monthly on a separate Fund-by-Fund basis, at an annual rate of .35% of each Funds' average daily net assets. For the period ended June 30, 1997, the Advisor received fees, after waivers, of $87 for the Conservative Fund, $202 for the Moderate Fund and $597 for the Aggressive
Fund. In addition, for the period ended June 30, 1997, the Advisor reimbursed expenses of $23,853, $23,375 and $23,467, to the Conservative Fund, Moderate
Fund and Aggressive Fund, respectively.

         The  Advisor  serves as  investment  advisor to each of
the  Underlying
Funds,  and for the advisory  services  provided and expenses assumed by it, the
Advisor has agreed to a fee from each  Underlying  Fund. The
Advisor  expects to
voluntarily   reimburse   expenses   during  the  Trust's,   the
Company's  and
Framlington's current fiscal year with respect to ___________ Funds. The Advisor may discontinue such fee waivers and/or expense reimbursements at any time, in its sole discretion. See "STRUCTURE AND MANAGEMENT OF THE FUNDS-- Who Manages and
Services the Funds?" in the Prospectus for a description of the advisory fees received by the Advisor from the Underlying Funds.

         Pursuant to a sub-advisory agreement with the Advisor, Framlington
Overseas Investment Management Limited provides sub-advisory services to the
Framlington Funds, and receives a fee from the Advisor for such sub-advisory services. See "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who
Manages and Services
the Funds?" in the Prospectus for a description of the sub-advisory services and fees received by the Sub-Advisor.

         For the fiscal year ended June 30, 1997 (and for the Micro-Cap Equity
Fund, Small-Cap Value Fund,  Framlington  International Growth
Fund, Framlington
Emerging Markets Fund,  Framlington  Healthcare Fund,  NetNet and
International
Bond Fund for the period from  commencement  of operations to June
30, 1997) the
Advisor received fees, after waivers, if any, at an effective rate of .75% of average daily net assets for each of the Accelerating Growth Fund, Growth &
Income Fund, International Equity Fund, Multi-Season Fund, Small-Cap Value Fund and Small Company Growth Fund; .50% of average daily nets each of the Bond Fund,
Intermediate Bond Fund, International Bond Fund and U.S.
Government Income Fund;
1.00% of average daily net assets for each of the Micro-Cap Fund, NetNet Fund,
Framlington International Growth Fund and Framlington Healthcare Fund; .74% of average daily net assets for each of the Mid-Cap Fund, Real Estate Fund, and
Value Fund; .40% of average daily net assets of the Money Market Fund; .35% of average daily net assets of each of the Cash Investment Fund and U.S. Treasury
Money Market Fund; 1.25% of average daily net assets of the Framlington Emerging
Markets Fund.

         As of the date of this Statement of Additional
Information,  the Equity
Selection Fund had not yet commenced operations.

         Distribution Agreement. The Company has entered into a distribution agreement under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State
Street, Boston, Massachusetts 02109.

         Distribution Services Arrangements. Each Fund has adopted a Service and
Distribution Plan with respect to its Class A shares pursuant to which it uses its assets to finance activities relating to the distribution of Class A shares to investors and the provision of certain services to holders of Class A shares.
Under such Plans, the Distributor is paid an annual service fee at the rate of
0.25% of the value of average daily net assets of the Class A shares of the Fund and an annual distribution fee at the rate of 0.05% of the value of average daily net assets of the Class A shares of the Fund. Each Fund has adopted a
Service and Distribution Plan with respect to its Class B shares, pursuant to which it uses its assets to finance activities relating to the distribution of
Class B shares to investors and the provision of certain services to the holders of Class B shares. Under such Plans, the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Class B shares of each Fund and an annual distribution fee at the rate of 0.75% of the value of average daily net assets of the Class B shares of each Fund.

         Under the terms of the Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the
Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the
Non-Interested Plan Directors or, with respect to a Fund, by a vote of a majority of the outstanding voting securities of the relevant class of that Fund
(as defined in the 1940 Act) upon not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the
Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

         The Directors have determined that the Plans will benefit the Company, each Fund, and their shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) facilitating portfolio management flexibility through cash flow into the Funds; and (iii) maintaining a competitive sales structure in the mutual fund industry.

         With respect to Class A and Class B shares of each Fund, the
Distributor expects to pay sales commissions to dealers authorized to sell the
Fund's Class A and Class B shares at the time of sale. The
Distributor  will use
its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Service and Distribution Plan. In addition, the
Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

         For the period ended June 30, 1997, the following fees were paid to the
Distributor pursuant to the Class A and Class B Service and
Distribution Plans.

                                    Class A Service and
Distribution Plan     Class B Service and Distribution Plan
Conservative Fund                                  $_______
$_______
Moderate Fund                                      $_______
$_______
Aggressive Fund                                    $_______
$_______


         The following amounts were paid by each Fund under its Class A and
Class B Service and Distribution Plans during the period from commencement of operations to June 30, 1997.

                                           Printing and
                                            Mailing of
Interest
                                           Prospectuses
Carrying or
                                           to other than
Compen-          Compen-           Compen-       Other Financing
                                              Current
sation to           sation          sation to          Charges
                         Advertising       Shareholders
Underwriters       to Dealers     Sales Personnel
                       Class A  Class B  Class A  Class B   Class
Class B  Class A  Class B  Class   Class B  Class A  Class B
                                                              A
A
Conservative Fund      $           $        $        $        $
$        $        $       $        $     $           $
Moderate Fund          $           $        $        $        $
$        $        $       $        $     $           $
Aggressive Fund        $           $        $        $        $
$        $        $       $        $     $           $


         Administration  Agreement.  State Street Bank and Trust
Company ("State
Street")  whose  principal  business  address is 225  Franklin
Street,  Boston,
Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Funds, oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies;
prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

         Prior to November 1, 1997,  First Data Investor  Services
Group,  Inc.
("Investor  Services Group") located at 53 State Street,  Boston,
Massachusetts
02109 served as administrator to the Funds.

     For the period from ended June 30, 1997, administration fees of Investor
Services Group accrued were $7,479 - Conservative Fund, $7,480 -
Moderate Fund
and $7,479 - Aggressive Fund.

     Custodian, Sub-Custodian and Transfer Agency Agreements.
Comerica Bank (the
"Custodian"),  whose  principal  business  address is One  Detroit
Center,  500
Woodward Avenue, Detroit, MI 48226, maintains custody of the Funds' assets pursuant to a custodian agreement (the "Custody Agreement") with the Company.
Under the Custody Agreement, the Custodian (i)
         maintains a separate  account in the name of each Fund,
(ii) holds and
transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each
Fund's securities and (v) makes periodic reports to the Boards of Directors concerning each Fund's operations. For the period ended June 30, 1997, the
Custodian  earned $_______ for its services to the Funds.
Effective  _________,
1997, no compensation will be paid to the Custodian for its services. The
Custodian has entered into a Sub-Custody Agreement with State Street pursuant to which State Street will serve as Sub-Custodian to the Funds.

         Investor Services Group serves as the transfer and
dividend  disbursing
agent for the Funds  pursuant  to a transfer  agency  agreement
(the  "Transfer
Agency  Agreement")  with the Company,  under which Investor
Services Group (i)
issues  and  redeems  shares  of  each  Fund,   (ii)  addresses
and  mails  all
communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts,
(iv) responds to
correspondence by shareholders of the Funds and (v) makes periodic reports to the Boards of Directors concerning the operations of each Fund.

                                                     PORTFOLIO
TRANSACTIONS

Subject to the general supervision of the Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund. The Funds purchase only Class Y shares of the
Underlying Funds, which are sold without an initial or contingent deferred sales charge to the Funds.

         For the period ended June 30, 1997, the Funds did not pay any brokerage commissions.

         Over-the-counter   issues,  including  corporate  debt
and  government
securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The portfolio turnover rate of a Fund and an Underlying Fund is calculated by dividing the lesser of such Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the fund during the year. Each Fund's and each Underlying Fund's portfolio turnover rate is included in its respective
Prospectuses under "Financial Highlights." Purchases and sales are made for each
Fund and Underlying Fund whenever necessary, in management's opinion, to meet such fund's investment objective. The Underlying Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

         In the Advisory Agreement,  the Advisor agrees to select
broker-dealers
in accordance with guidelines established by the Board of
Directors from time to
time and in accordance with applicable law. In assessing the terms available for
any  transaction,  the Advisor  shall  consider  all factors it deems  relevant,
including the breadth of the market in the security,  the price of the security,
the financial condition and execution  capability of the broker-
dealer,  and the
reasonableness of the commission,  if any, both for the specific transaction and
on a continuing  basis.  In  addition,  the Advisory  Agreement authorizes  the
Advisor,  subject to the prior approval of the Company's Board of
Directors,  to
cause the Funds to pay a broker-dealer  which  furnishes
brokerage and research
services  a higher  commission  than that  which  might be
charged  by  another
broker-dealer  for  effecting  the same  transaction,  provided that the Advisor
determines  in good faith that such  commission is reasonable in relation to the
value of the brokerage  and research  services  provided by such broker-dealer,
viewed  in  terms  of  either  the   particular   transaction   or
the  overall
responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for each Fund, the Underlying Funds, and for other investment accounts managed by the Advisor (Sub-Advisor with respect to the
Framlington Funds) are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund or Underlying Fund is concerned, in other cases it is believed to be beneficial to a Fund or Underlying Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a
Fund or Underlying Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

         A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

         The Funds are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940
Act) or their
parents held by them as of the close of their most recent fiscal year. For the period ended June 30, 1997: ____________________________.

         Except as noted in the  Prospectuses  and this  Statement
of Additional
Information the Funds' service  contractors bear all expenses in connection with
the  performance of their  services and the Funds bear the
expenses  incurred in
their operations.  These expenses include,  but are not limited to, fees paid to
the Advisor,  Administrator,  Custodian,  Sub-Custodian and
Transfer Agent; fees
and  expenses of officers and Board of  Directors;  taxes;
interest;  legal and
auditing fees; certain fees and expenses in registering and
qualifying each Fund
and its  shares  for  distribution  under  Federal  and state securities  laws;
expenses of preparing  prospectuses and statements of additional information and
of  printing  and   distributing   prospectuses  and  statements
of  additional
information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of
Directors in a manner that the Board of Directors determines to be fair and equitable. The Advisor, Administrator, Custodian, Sub-Custodian and Transfer
Agent may voluntarily waive all or a portion of their respective fees from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and  redemptions  are discussed in the Funds'
Prospectus and
such information is incorporated herein by reference.

         Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

         Retirement  Plans.  Shares  of any of the  Funds  may be
purchased  in
connection  with  various  types of tax  deferred  retirement plans,  including
individual retirement accounts ("IRAs"),  qualified plans,
deferred compensation
for public  schools and charitable  organizations  (403(b) plans)
and simplified
employee   pension  IRAs.  An  individual  or   organization
considering   the
establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by
December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

     Redemptions. As described in the Prospectuses, shares of the Funds may be redeemed in a number of different ways:

                                    o       By Mail
                                    o       By Telephone
                                    o       Automatic Withdrawal
Plan

         Other Information. Redemption proceeds are normally paid in cash;
however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

         The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the fund not reasonably practicable.

         The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $500 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

         Exchanges.  In addition to the method of exchanging
shares described in
the Funds' Prospectus,  a shareholder  exchanging at least $1,000 of shares (for
which  certificates  have  not been  issued)  and who has
authorized  expedited
exchanges on the  application  form filed with the  Transfer
Agent may exchange
shares  by  telephoning  the  Funds  at  (800)  438-5789.
Telephone   exchange
instructions  must be received by the Transfer Agent by 4:00 p.m.,
New York City
time. The Funds, Distributor and Transfer Agent reserve the right at any time to
suspend or terminate  the  expedited  exchange  procedure or to impose a fee for
this service. During periods of unusual economic or market
changes, shareholders
may experience difficulties or delays in effecting telephone exchanges.  Neither
the Funds nor the  Transfer  Agent will be  responsible  for any loss,  damages,
expense  or  cost  arising  out  of  any  telephone   exchanges
effected  upon
instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                 NET ASSET VALUE

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the
Board Members.

                                                 PERFORMANCE
INFORMATION

  Yield and Performance of the Funds

         The Funds' 30-day (or one month) standard yield described in the
Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:

         YIELD =  2[( a - b  +1)6 -1]
                           cd

  Where: a =      dividends and interest earned by a Fund during
the period;

                  b =        expenses accrued for the period (net
of
                             reimbursements and waivers);

                  c =        average daily number of shares
outstanding during
                             the period entitled to receive
dividends;

                  d =        maximum offering price per share on
the last day of
                             the period.

         For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each
Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).
Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Total Return of the Funds

         Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                  T =       (ERV)1/n  -1
                                P

         Where: T =        average annual total return;

                  ERV      =ending  redeemable  value of a
hypothetical  $1,000
                           payment made at the  beginning of the
1, 5 or 10 year
                           (or  other)  periods  at the  end  of
the  applicable
                           period (or a fractional portion
thereof);

                  P =      hypothetical initial payment of $1,000;
and

                  n =    period covered by the computation,
expressed in years.

         Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                    (ERV)  - 1
Aggregate Total Return =      P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

         Based on the foregoing calculation, set forth below are the aggregate total return figures for the Class A, Class B and Class Y Shares of each of the
Funds for the period from commencement of operations through June
30, 1997:


Period

ended
         Fund-Inception Date
6/30/97

         Conservative Fund
         Class Y - 4/3/97
5.50%

         Moderate Fund
         Class A - 4/4/97
10.20%
         Class Y - 4/3/97
10.20%

         Aggressive Fund
         Class Y - 4/3/97
13.50%

         As of June 30, 1997,  Class A Shares of the  Conservative
Fund and the
Aggressive Fund and Class B Shares of the Conservative  Fund,
Moderate Fund and
Aggressive Fund had not commenced operations.

         The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements  or in reports to
shareholders,  a
Fund's  yields or total  returns  may be quoted and  compared  to those of other
mutual funds with similar  investment  objectives and to stock or other relevant
indices. For example, a Fund's yield may be compared to the
IBC/Donoghue's Money
Fund Average,  which is an average  compiled by Donoghue's  MONEY
FUND REPORT of
Holliston,  MA 01746, a widely recognized independent  publication that monitors
the  performance  of money  market  funds,  or to the data
prepared  by  Lipper
Analytical Services, Inc., a widely recognized independent service that monitors
the performance of mutual funds.  Hypothetical  examples  showing the difference
between  a  taxable  and  a  tax-free   investment   may  also  be
provided  to
shareholders.

                                      TAXES

         The  following   summarizes   certain   additional  tax
considerations
generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

         General. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution
Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than
30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short
Test").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a
Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

         Each Fund  intends  to  distribute  to  shareholders  any
excess of net
long-term capital gain over net short-term capital loss ("net capital gain") for
each taxable year.  Such gain is  distributed  as a capital gain dividend and is
taxable to shareholders as long-term  capital gain,  regardless of the length of
time the shareholder has held the shares. In addition, investors should be aware
that any loss realized upon the sale,  exchange or redemption of shares held for
six months or less will be treated as a long-term capital loss to the extent any
capital gain dividends have been paid with respect to such shares.
Capital gains
dividends   are  not  eligible  for  the   dividends   received
deduction  for
corporations.

         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of such
Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Funds each year.

         The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

         The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an uncertified or incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal
Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust that he is not subject to backup withholding or that he is an "exempt recipient."

         If an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a Fund which invests in that Underlying
Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the Fund are deemed to have been held by the Underlying Fund, the Fund or the shareholders, as the case may be, for less than 46 days.

         Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.
If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the
Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including a Fund, the amount of foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Fund, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying
Fund.

         Disposition  of Shares.  Upon a redemption,  sale or
exchange of his or
her shares, a shareholder will realize a taxable gain or loss depending upon his
or her basis in the shares. Such gain or loss will be treated as capital gain or
loss if the shares are  capital  assets in the  shareholder's hands and will be
long-term or short-term,  generally,  depending upon the
shareholder's  holding
period for the shares. Any loss realized on a redemption,  sale or exchange will
be  disallowed  to the extent the shares  disposed  of are
replaced  (including
through  reinvestment of dividends) within a period of 61 days beginning 30 days
before and ending 30 days after the shares are disposed of. In such a case,  the
basis of the shares  acquired will be adjusted to reflect the disallowed  loss.
Any  loss  realized  by a  shareholder  on the sale of Fund
shares  held by the
shareholder  for six months or less will be treated as a long-term capital loss
to the extent of any  distributions  of net capital gains received or treated as
having  been  received  by  the   shareholder   with  respect  to
such  shares.
Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a
"reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

         Taxation of the Underlying Funds. Each Underlying Fund intends to elect and qualify to be taxed as a regulated investment company under the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Fund generally will not pay any federal income or excise tax.

         Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Fund which invests in the Underlying Fund.
Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Fund which invests in the Underlying Fund, regardless of how long the Fund held the Underlying
Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Fund of shares of an
Underlying Fund, the Fund generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the holding period for the shares.

         Certain of the bonds purchased by a Fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as income earned by a Fund even though the Fund doesn't actually receive any cash, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semi-annual compounding of accrued interest.

         If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         In addition, some of the bonds may be purchased by a Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects for all its debt securities acquired after the first day of the first taxable year to which the election applies having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a Fund at a constant rate over the time remaining to the bond's maturity.

Other Taxation

         The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.
Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not
U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The  Company is a  Maryland  corporation.  The  Company's
Articles  of
Incorporation  authorize  the Board of Directors to classify or reclassify  any
unissued  shares of the Company into one or more classes by
setting or changing,
in  any  one or  more  respects,  their  respective  designations, preferences,
conversion  or  other  rights,   voting   powers,   restrictions,
limitations,
qualifications and terms and conditions of redemption. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Equity
Selection Fund,  Micro-Cap Equity Fund,  Mid-Cap Fund,  Multi-
Season  Fund, Real
Estate Fund,  Small-Cap Value Fund, Value Fund,  International
Bond Fund, Short
Term Treasury Fund,  Money Market Fund,  NetNet Fund,  Financial
Services Fund,
Conservative Fund, Moderate Fund and Aggressive Fund, respectively. The Munder
Lifestyle  Funds are  offered in three  separate  classes:  Class
A, Class B and
Class Y shares.

         At a board meeting on February 4, 1997, the Directors adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of each
Fund. The Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

         In the event of a liquidation or dissolution of each of the Company or an individual portfolio of the Company, shareholders of a particular portfolio would be entitled to receive the assets available for distribution belonging to such portfolio, and a proportionate distribution, based upon the relative net asset values of the Company's respective portfolios, of any general assets not belonging to any particular portfolio which are available for distribution.
Shareholders of a portfolio are entitled to participate in the net distributable assets of the particular portfolio involved on liquidation, based on the number of shares of the portfolio that are held by each shareholder.

         Holders  of all  outstanding  shares  of a  particular
Fund  will vote
together  in the  aggregate  and not by class on all  matters, except that only
Class A shares of a Fund will be entitled to vote on matters submitted to a vote
of  shareholders  pertaining to the Fund's Class A Plan, and only
Class B shares
will be  entitled  to  vote  on  matters  submitted  to a vote  of shareholders
pertaining to the Fund's Class B Plan. Further, shareholders of all of the funds
of the Company,  as well as those of any other fund now or
hereafter  offered by
the  Company,  will vote  together  in the  aggregate  and not separately  on a
portfolio-by-portfolio basis, except as required by law or when permitted by the
Board of  Directors.  Rule  18f-2  under the 1940 Act  provides that any matter
required to be submitted to the holders of the outstanding  voting securities of
an  investment  company  such as the  Company  shall  not be deemed to have been
effectively  acted upon  unless  approved  by the  holders of a majority  of the
outstanding  shares of each  portfolio  affected by the matter.  A portfolio  is
affected by a matter unless it is clear that the interests of each portfolio in
the matter are  substantially  identical  or that the matter does not affect any
interest  of the  portfolio.  Under  the Rule,  the  approval  of an  investment
advisory  agreement or any change in a  fundamental  investment policy would be
effectively  acted upon with respect to a Fund only if approved by a majority of
the outstanding shares of such portfolio.  However,  the Rule also provides that
the  ratification  of the appointment of independent  auditors, the approval of
principal   underwriting   contracts  and  the  election  of
directors  may  be
effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular portfolio.

         Shares  of  the  Company   have   noncumulative   voting
rights  and,
accordingly, the holders of more than 50% of each of the Company's outstanding shares (irrespective of class) may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Company.

         Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor Directors.
Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                                  MISCELLANEOUS

         Counsel.  The law firm of Dechert Price & Rhoads, 1500 K
Street,  N.W.,
Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.

     Independent Auditors.  Ernst & Young LLP, 200 Clarendon
Street,  Boston, MA
02116, serves as the Company's independent auditors.

         Control Persons and Principal Holders of Securities. [As of October 1,
1997,  Comerica Bank, One Detroit Center, 500 Woodward Avenue,
Detroit Michigan
48226, held of record substantially all of the outstanding shares of the Funds as agent, custodian or trustee for its customers. As of such date, the following persons were the beneficial owners of 5% or more of the outstanding shares of a
Fund because they possessed voting or investment power with respect to such shares.

 Name of Fund        Name and Address       Percent of Total
Shares Outstanding



     [As of October 1, 1997, Munder Capital Management, Inc. on behalf of their clients owned _______% of the __________ Funds.]

     [As of October 1, 1997, Funds Distributor Inc. on behalf of their clients owned ________% of the outstanding shares of the _________ Funds.]

         [As of October 1, 1997, Merrill Lynch Pierce Fenner and
Smith on behalf
of their clients owned approximately ________% of the outstanding shares of the
_________ Funds.]

         Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform
the services for
the Company contemplated by their respective agreements with the
Company without
violation  of  applicable  banking  laws or  regulations.  It should  be noted,
however,  that  there  have been no cases  deciding  whether  bank and  non-bank
subsidiaries  of  a  registered  bank  holding  company  may
perform   services
comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the
Company's method of operations would affect the net asset value per share of any
Fund or result in a financial loss to any shareholder of a Fund.

         Shareholder  Approvals.   As  used  in  this  Statement
of  Additional
Information in the Prospectus, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                                                     REGISTRATION
STATEMENT

         This Statement of Additional Information and the Funds'
Prospectuses do
not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements  contained  herein and in the Funds'
Prospectuses as to the
contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respects by such reference.

                                                      FINANCIAL
STATEMENTS

    The financial statements for the The Munder Lifestyle Funds, including the notes thereto, dated June 30, 1997 have been audited by Ernst & Young LLP and are incorporated by reference into this Statement of Additional Information from the Annual Report of the The Munder Lifestyle Funds dated as of June 30, 1997, in reliance on their report given on their authority as experts in accounting and auditing.

                                   APPENDIX A

- Rated Investments -

Corporate Bonds

Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the
best quality.
They carry the smallest degree of investment risk and are
generally  referred to
as  "gilt  edge."  Interest   payments  are  protected  by  a
large  or  by  an
exceptionally   stable  margin  and  principal  is  secure.  While
the  various
protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

         "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB", "B" and "CCC": Bonds rated "BB" and "B" are
regarded, on balance,
as predominantly  speculative with respect to capacity to pay interest and repay
principal in accordance  with the terms of the  obligations.  "BB"
represents a
lower  degree  of  speculation   than  "B"  and  "CCC"  the
highest  degree  of
speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

         The rating "Prime-1" is the highest commercial paper rating assigned by
Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.
Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than
365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted
"A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

APPENDIX B

         As stated in the Prospectus, the Underlying Funds may enter into certain futures transactions and options for hedging purposes.
Such transactions
are described in this Appendix.

I.       Interest Rate Futures Contracts

        Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

        The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

        Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

        Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities.
Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

        Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the
Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

        A public market now exists in futures contracts covering various financial instruments including long-term United States
Treasury  Bonds and
Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States
Treasury  Bills;  and
ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

        Example of Futures Contract Sale. The Funds would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular
Fund tends to move in concert with the futures market prices of long-term United
States Treasury bonds ("Treasury Bonds"). The adviser wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95.
The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

        In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

        The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

        If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

        Example of Futures Contract Purchase. The Funds would engage in an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

        For example, assume that the market price of a long-term bond that the
Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100.
Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

        The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

        If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.      Index Futures Contracts

        General. A bond index assigns relative values of the bonds included in the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

        A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite
Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

        Futures contracts are traded on organized exchanges regulated by the
Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

        A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

        In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE:  Buy the Future
Hedge Objective:  Protect Against Increasing Price

Portfolio Futures
                                                                 -
Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities
Buying 1 Index Futures at 125

Value of Futures = $62,500/Contract

                                                                 -
Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000
Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500
Value of Futures = $65,000/Contract

Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO:  Sell the Future
Hedge Objective:  Protect Against Declining
Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000  Value of Futures  Contract
- 125 X $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0

Portfolio Futures
                                                                 -
Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities
Sell 16 Index Futures at 125

Value of Futures = $1,000,000

                                                                 -
Day Hedge is Lifted-
Equity Securities - Own Stock Buy 16 Index  Futures at 120 with
Value = $960,000
     Value of Futures = $960,000
Loss in Portfolio Value = $40,000
Gain on Futures = $40,000


III.    Margin Payments

        Unlike  purchase or sales of portfolio  securities,  no
price is paid or
received by a Fund upon the purchase or sale of a futures
contract.  Initially,
the Fund will be required to deposit with the broker or in a segregated  account
with the  Custodian  an amount  of cash or cash  equivalents, known as  initial
margin,  based on the value of the  contract.  The nature of initial  margin in
futures  transactions is different from that of margin in security transactions
in that futures  contract  margin does not involve the borrowing of funds by the
customer  to finance the  transactions.  Rather,  the  initial margin is in the
nature of a  performance  bond or good faith  deposit on the contract  which is
returned to the Fund upon  termination  of the  futures  contract assuming  all
contractual  obligations  have  been  satisfied.   Subsequent
payments,  called
variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.
At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.     Risks of Transactions in Futures Contracts

        There are several risks in connection with the use of futures by the
Underlying Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge.
The price of the
future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures.
If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

        Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

        In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

        In  addition  to  the  possibility   that  there  may  be
an  imperfect
correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

        Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

        Further,  it should be noted that the liquidity of a
secondary market in
a futures contract may be adversely affected by "daily price fluctuation limits"
established  by commodity  exchanges  which limit the amount of fluctuation in a
futures  contract  price during a single  trading day.  Once the daily limit has
been  reached in the  contract,  no trades may be entered into at a price beyond
the limit,  thus  preventing  the  liquidation  of open futures positions.  The
trading  of futures  contracts  is also  subject  to the risk of trading  halts,
suspensions,   exchange  or  clearing  house  equipment
failures,   government
intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

        Successful use of futures by the Funds is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when they may be disadvantageous to do so.

V.      Options on Futures Contracts

        The Underlying Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

        Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.     Currency Transactions

        The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the Statement of Additional Information. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or
Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

        The Fund's  dealings in forward  currency  contracts and
other  currency
transactions  such as  futures,  options,  options on futures  and swaps will be
limited  to  hedging   involving  either  specific   transactions
or  portfolio
positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

        The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

        The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

        To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements. Under such requirements, the Fund will segregate liquid, high grade assets with the custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

        Currency transactions are subject to risks different from
those of other
portfolio  transactions.  Because currency control is of great importance to the
issuing governments and influences  economic planning and policy, purchases and
sales  of  currency  and  related  instruments  can be  negatively affected  by
government   exchange  controls,   blockages,   and  manipulations
or  exchange
restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.    Other Matters

        Accounting for futures contracts will be in accordance with generally accepted accounting principles.

6279697.DOC

                                                PART C. OTHER
INFORMATION

Item 24. Financial Statements and Exhibits.
                  ----------------------------------------

         (a)      Financial Statements:

                  Included in Part A:

                           Financial Highlights

                  Included in Part B:

                           The Registrant's Annual Report relating
to The Munder
                           All-Season  Maintenance  Fund, The
Munder  All-Season
                           Development Fund and The All-Season
Accumulation Fund
                           for the  fiscal  year  ended  June  30,
1997 and the
                           Report of Independent Auditors dated
August 15, 1997,
                           are incorporated by reference to the
Definitive 30b-2
                           filed  (EDGAR  Form N-30D) on
September  10, 1997 as
                           Accession #0000927405-97-000361

                  Included in Part C:

                        Consent of Independent Accountants is
filed herein

         (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

         (1)      (a)      Articles of Incorporation10

                  (b)      Articles of Amendment10

                  (c)      Articles Supplementary10

                  (d)      Articles  Supplementary  for The Munder
Small-Cap Value Fund, The Munder Equity Selection Fund,
                           The Munder Micro-Cap Equity Fund, and
the NetNet Fund11

                  (e)      Articles Supplementary for The Munder
Short Term Treasury Fund12

                  (f)      Articles  Supplementary  for The Munder
All-Season  Conservative  Fund, The Munder  All-Season
                           Moderate Fund and The Munder All-Season
Aggressive Fund13

                  (g)      Articles  Supplementary  with  respect
to  the  name
                           changes of The Munder All-Season
Conservative  Fund,
                           The Munder  All-Season  Moderate  Fund
and The Munder
                           All-Season  Aggressive Fund to The
Munder  All-Season
                           Maintenance Fund, The Munder  All-
Season  Development
                           Fund and The Munder All-Season
Accumulation Fund14

                  (h)      Articles Supplementary for The Munder
Financial Services Fund15

                  (i)      Form of Articles  Supplementary  with
respect to the
                           name  changes  of The Munder  All-
Season  Maintenance
                           Fund, The Munder All-Season
Development Fund and The
                           Munder  All-Season  Accumulation  Fund
to The  Munder
                           All-Season  Conservative  Fund, The
Munder All-Season
                           Moderate  Fund and The Munder  All-
Season  Aggressive
                           Fund*.

         (2)               By-Laws1

         (3)               Not Applicable

         (4)               Not Applicable

         (5)      (a)      Form of Investment Advisory Agreement
for The Munder Multi-Season Growth Fund5

                  (b)      Form of Investment Advisory Agreement
for The Munder Money Market Fund5

                  (c)      Form of Investment Advisory Agreement
for The Munder Real Estate Equity Investment Fund5

                  (d)      Investment Advisory Agreement for The
Munder Value Fund8

                  (e)      Investment Advisory Agreement for The
Munder Mid-Cap Growth Fund8

                  (f)      Form of Investment Advisory Agreement
for The Munder International Bond Fund10

                  (g)      Form of Investment Advisory Agreement
for the NetNet Fund9

                  (h)      Form of Investment Advisory Agreement
for The Munder Small-Cap Value Fund10

                  (i)      Form of Investment Advisory Agreement
for The Munder Micro-Cap Equity Fund10

                  (j)      Form of Investment Advisory Agreement
for The Munder Equity Selection Fund10

                  (k)      Form of Investment Advisory Agreement
for The Munder Short Term Treasury Fund12

                  (l)      Form of Investment  Advisory Agreement
for The Munder All-Season  Conservative Fund, The Munder
                           All-Season Moderate Fund and The Munder
All-Season Aggressive Fund13

                  (m)      Form of Investment Advisory Agreement
for The Munder Financial Services Fund15

         (6)      (a)      Underwriting Agreement8

                  (b)      Notice to  Underwriting  Agreement with
respect to The Munder Value Fund and The Munder Mid-Cap
                           Growth Fund8

                  (c)      Notice to Underwriting Agreement with
respect to The Munder International Bond Fund8

                  (d)      Notice to  Underwriting  Agreement with
respect to The Munder  Small-Cap Value Fund, The Munder
                           Equity Selection Fund, The Munder
Micro-Cap Equity Fund, and the NetNet Fund10

                  (e)      Form of Notice to Underwriting
Agreement with respect to the Munder Short Term Treasury Fund12

                  (f)      Form of Distribution  Agreement with
respect to The Munder  All-Season  Conservative  Fund, The
                           Munder All-Season Moderate Fund and The
Munder All-Season Aggressive Fund13

                  (g)      Form of Distribution Agreement with
respect to The Munder Financial Services Fund15

         (7)               Not Applicable

         (8)      (a)      Form of Custodian Contract8

                  (b)      Notice to  Custodian  Contract  with
respect to The Munder  Value Fund and The Munder  Mid-Cap
                           Growth Fund8

                  (c)      Notice to Custodian Contract with
respect to the Munder International Bond Fund8

                  (d)      Notice to  Custodian  Contract  with
respect to The Munder  Small-Cap  Value Fund,  The Munder
                           Equity Selection Fund, The Munder
Micro-Cap Equity Fund and the NetNet Fund10

                  (e)      Form of Notice to the Custodian
Contract with respect to The Munder Short Term Treasury Fund12

                  (f)      Form of Sub-Custodian Agreement13

                  (g)      Form of Notice to the Custody Agreement
with respect to The Munder All-Season  Conservative Fund,
                           The Munder All-Season Moderate Fund and
The Munder All-Season Aggressive Fund13

                  (h)      Form of Notice to the Custodian
Agreement with respect to The Munder Financial Services Fund15

         (9)      (a)      Transfer Agency and Service Agreement8

                  (b)      Notice to  Transfer  Agency and Service
Agreement  with  respect to the Munder  Value Fund and
                           the Munder Mid-Cap Growth Fund8

                  (c)      Notice to Transfer Agency and Service
Agreement with respect to the Munder  International  Bond
                           Fund8

                  (d)      Notice to Transfer  Agency and Service
Agreement  with respect to The Munder  Small-Cap  Value
                           Fund, The Munder Equity Selection Fund,
The Munder Micro-Cap Equity Fund and the NetNet Fund10

                  (e)      Form of Notice to Transfer  Agency and
Service  Agreement with respect to The Munder Short Term
                           Treasury Fund12

                  (f)      Form of Amendment to the Transfer
Agency and  Registrar  Agreement  with respect to The Munder
                           All-Season  Conservative  Fund, The
Munder  All-Season  Moderate Fund and The Munder All-Season
                           Aggressive Fund13

                  (g)      Form of Notice to the  Transfer  Agency
and  Registrar  Agreement  with  respect  to The  Munder
                           Financial Services Fund15

                  (h)      Form of Amendment to the Transfer
Agency and  Registrar  Agreement  with respect to The Munder
                           Financial Services Fund15

                   (i)     Administration Agreement8

                  (j)      Notice to Administration  Agreement
with respect to The Munder Value and The Munder Mid-Cap Growth
                           Fund8

                  (k)      Notice to Administration Agreement with
respect to The Munder International Bond Fund8

                  (l)      Notice to  Administration  Agreement
with respect to The Munder  Small-Cap Value Fund, The Munder
                           Equity Selection Fund, The Munder
Micro-Cap Equity Fund and the NetNet Fund10

                  (m)      Form of Notice to Administration
Agreement with respect to The Munder Short Term Treasury Fund12

                  (n)      Form of  Amendment  to the
Administration  Agreement  with  respect to The  Munder  All-
Season
                           Conservative  Fund, The Munder All-
Season  Moderate Fund and The Munder  All-Season  Aggressive
                           Fund13

                  (o)      Form of Notice to  Administration
Agreement  with  respect  to The Munder  Financial  Services
                           Fund15

                  (p)      Form of  Amendment  to the
Administration  Agreement  with  respect  to The  Munder
Financial
                           Services Fund15

                  (q)      Form of Notice to  Sub-Administration
Agreement with respect to The Munder Financial  Services
                           Fund15

         (10)     (a)      Opinion and Consent of Counsel with
respect to The Munder Multi-Season Growth Fund2

                  (b)      Opinion and Consent of Counsel with
respect to The Munder Money Market Fund4

                  (c)      Opinion and Consent of Counsel with
respect to The Munder Real Estate Equity Investment Fund3

                  (d)      Opinion and Consent of Counsel  with
respect to the Munder  Value Fund and The Munder  Mid-Cap
                           Growth Fund8

                  (e)      Opinion and Consent of Counsel with
respect to the Munder International Bond Fund8

                  (f)      Opinion and Consent of Counsel with
respect to the NetNet Fund9

                  (g)      Opinion and Consent of Counsel  with
respect to the Munder  Small-Cap  Value Fund,  the Munder
                           Equity Selection Fund, and the Munder
Micro-Cap Equity Fund11

                  (h)      Opinion and Consent of Counsel with
respect to Munder Short Term Treasury Fund12

                  (i)      Opinion and Consent of Counsel with
respect to The Munder  All-Season  Conservative  Fund,  The
                           Munder All-Season Moderate Fund and The
Munder All-Season Aggressive Fund14

                  (j)      Opinion and Consent of Counsel with
respect to The Munder Financial Services Fund15

         (11)     (a)      Consent of Ernst & Young LLP with
respect  to The  Munder  All-Season  Maintenance  Fund,  The
                           Munder  All-Season  Development  Fund
and The  Munder  All-Season  Accumulation  Fund is filed
                           herein

                  (b)      Consent of Arthur Andersen LLP7

                  (c)      Letter of Arthur Andersen LLP regarding
change in independent  auditor required by Item 304 of
                           Regulation S-K7

                  (d)      Powers of Attorney13

                  (e)      Certified  Resolution of Board
authorizing  signature on behalf of Registrant pursuant to power of attorney14

         (12)              Not Applicable

         (13)              Initial Capital Agreement2

         (14)              Not Applicable

         (15)     (a)      Service Plan for The Munder Multi-
Season Growth Fund Class A Shares5

                  (b)      Service and Distribution Plan for The
Munder Multi-Season Growth Fund Class B Shares5

                  (c)      Service and Distribution Plan for The
Munder Multi-Season Growth Fund Class D Shares5

                  (d)      Service Plan for The Munder Money
Market Fund Class A Shares5

                  (e)      Service and Distribution Plan for The
Munder Money Market Fund Class B Shares5

                  (f)      Service and Distribution Plan for The
Munder Money Market Fund Class D Shares5

                  (g)      Service Plan for The Munder Real Estate
Equity Investment Fund Class A Shares5

                  (h)      Service  and  Distribution  Plan for
The Munder  Real  Estate  Equity  Investment  Fund Class B
                           Shares5

                  (i)      Service  and  Distribution  Plan for
The Munder  Real  Estate  Equity  Investment  Fund Class D
                           Shares5

                  (j)      Form of Service Plan for The Munder
Multi-Season Growth Fund Investor Shares6

                  (k)      Form of Service Plan for Class K Shares
of The Munder Funds, Inc.10

                  (l)      Form of Service Plan for Class A Shares
of The Munder Funds, Inc.10

                  (m)      Form of Distribution and Service Plan
for Class B Shares for The Munder Funds, Inc.10

                  (n)      Form of Distribution and Service Plan
for Class C Shares for The Munder Funds, Inc.10

                  (o)      Form of Distribution and Service Plan
for the NetNet Fund9

                  (p)      Amended and Restated Service Plan for
Class K Shares16

         (16)              Schedule for Computation of Performance
Quotations*

         (17)              Financial  Data Schedules with respect
to The Munder  All-Season  Maintenance  Fund, The Munder
                           All-Season Development Fund and The
Munder All-Season Accumulation Fund are filed herein

         (18)              Form of Amended and Restated Multi-
Class Plan13

---------------------
*To be filed by amendment.

--------------------------------

         1.       Filed  in  Registrant's  initial  Registration
Statement  on  November  18,  1992 and  incorporated  by
                  reference herein.

         2.       Filed in Pre-Effective  Amendment No. 2 to the
Registrant's  Registration Statement on February 26, 1993
                  and incorporated by reference herein.

         3.       Filed in Post-Effective  Amendment No. 7 to the
Registrant's  Registration  Statement on August 26, 1994
                  and incorporated by reference herein.

         4.       Filed in Post-Effective  Amendment No. 2 to the
Registrant's  Registration Statement on July 9, 1993 and
                  incorporated by reference herein.

         5. Filed in Post-Effective Amendment No. 8 to the Registrant's Registration Statement on February 28,
                  1995 and incorporated by reference herein.

         6. Filed in Post-Effective Amendment No. 9 to the Registrant's Registration Statement on April 13, 1995
                  and incorporated by reference herein.

         7. Filed in Post-Effective Amendment No. 12 to the Registrant's Registration Statement on August 29, 1995
                  and incorporated by reference herein.

         8. Filed in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on June 25, 1996
                  and incorporated by reference herein.

         9. Filed in Post-Effective Amendment No. 17 to the Registrant's Registration Statement on August 9, 1996
                  and incorporated by reference herein.

         10. Filed in Post-Effective Amendment No. 18 to the Registrant's Registration Statement on August 14, 1996
                  and incorporated by reference herein.

         11. Filed in Post-Effective Amendment No. 20 to the Registrant's Registration Statement on October 28,
                  1996 and incorporated by reference herein.

         12. Filed in Post-Effective Amendment No. 21 to the Registrant's Registration Statement on December 13,
                  1996 and incorporated by reference herein.

         13. Filed in Post-Effective Amendment No. 23 to the Registrant's Registration Statement on February 18,
                  1997 and incorporated by reference herein.

         14. Filed in Post-Effective Amendment No. 25 to the Registrant's Registration Statement on May 14, 1997
                  and incorporated by reference herein.

         15. Filed in Post-Effective Amendment No. 28 to the Registrant's Registration Statement on July 28, 1997
                  and incorporated by reference herein.

         16. Filed in Post-Effective Amendment No. 29 to the Registrant's Registration Statement on August 29, 1997
                  and incorporated by reference herein.


Item 25. Persons Controlled by or Under Common Control with
Registrant.
                  ------------------------------------------------
--

                  Not Applicable

Item 26. Number of Holders of Securities.
                  -------------------------------

                  As of August 22, 1997, the number of
shareholders of record of
each Class of shares of each Series of the Registrant that was offered as of that date was as follows:


                                                     Class A
Class B        Class C      Class K      Class Y

------------------------------------------------------------------
------------------

Munder Multi-Season Growth Fund                        500
1705           50           135          157
Munder Money Market Fund                                19
21           10             0           76
Munder Real Estate Equity                               70
62           32             2           56
  Investment Fund
Munder Mid-Cap Growth Fund                              18
17            5             1           16
Munder Value Fund                                       54
33           14             2           66
Munder International Bond Fund                           4
3            1             2            9
Munder Small-Cap Value Fund                             44
42           24             2           68
Munder Micro-Cap Equity Fund                            36
98            9             2           53
Munder Equity Selection Fund                             1
1            1             1            1
Munder Short Term Treasury Fund                          1
3            1             1            8
Munder All-Season Maintenance Fund                       1
1            0             0            2
Munder All-Season Development Fund                       2
1            0             0            6
Munder All-Season Accumulation Fund                      1
1            0             0           24

NetNet Fund - as of August 22, 1997, the NetNet Fund had 112 accounts open.
Munder Financial Services Fund - As of the date of this filing, the Fund had not commenced operations.

Item 27. Indemnification.

                  Article  VII,  Section  7.6 of the  Registrant's
Articles  of
Incorporation  ("Section  7.6")  provides  that the  Registrant, including  its
successors  and assigns,  shall  indemnify  its  directors and officers and make
advance  payment of related  expenses to the fullest  extent permitted,  and in
accordance  with the  procedures  required,  by the General Laws of the State of
Maryland and the Investment Company Act of 1940. Such
indemnification  shall be
in addition to any other right or claim to which any director, officer, employee
or agent may otherwise be entitled. In addition,  Article VI of the Registrant's
By-laws provides that the Registrant shall indemnify its employees and/or agents
in any manner as shall be  authorized  by the Board of Directors and within such
limits as permitted  by  applicable  law.  The Board of Directors may take such
action as is  necessary  to carry out these  indemnification provisions  and is
expressly  empowered  to  adopt,  approve  and  amend  from  time to  time  such
resolutions  or  contracts   implementing   such   provisions  or
such  further
indemnification arrangements as may be permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

                  Insofar as indemnification  for liabilities
arising under the
Securities Act of 1933, as amended, may be permitted to directors, officers and
controlling  persons of the Registrant by the Registrant  pursuant to the Fund's
Articles of  Incorporation,  its By-Laws or otherwise,  the
Registrant is aware
that  in  the  opinion  of  the   Securities  and  Exchange
Commission,   such
indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor.


                                                Munder Capital
Management
                                          ------------------------
--------------


Position
         Name
with Adviser
         ---------
-----------------

         Old MCM, Inc.
Partner

         Munder Group LLC
Partner

         WAM Holdings, Inc.
Partner

         Woodbridge Capital Management, Inc.
Partner

         Lee P. Munder
President and Chief

Executive Officer

         Leonard J. Barr, II
Senior Vice President and

Director of Research

         Ann J. Conrad
Vice President and Director of Special Equity

Products

         Clark Durant
Vice President and Co-Director of The Private

Management Group

         Terry H. Gardner
Vice President and Chief Financial Officer

         Elyse G. Essick
Vice President and Director of Client Services

         Sharon E. Fayolle
Vice President and Director of Money Market Trading

         Otto G. Hinzmann
Vice President and Director of Equity Portfolio Management

         Anne K. Kennedy
Vice President and Director of Corporate Bond Trading

         Richard R. Mullaney
Vice President and Director of The Private

Management Group

         Ann F. Putallaz
Vice President and Director of Fiduciary Services

         Peter G. Root
Vice President and Director of Government

Securities Trading

         Lisa A. Rosen
General Counsel and Director of Mutual Fund

Operations

         James C. Robinson
Executive Vice President and Chief Investment

Officer/Fixed Income

         Gerald L. Seizert
Executive Vice President and Chief Investment

Officer/Equity

         Paul D. Tobias
Executive Vice President and Chief Operating

Officer

     For further  information  relating to the  Investment
Adviser's  officers,
reference is made to Form ADV filed under the Investment Advisers
Act of 1940 by
Munder Capital Management. SEC File No. 801-32415.

Item 29. Principal Underwriters.

     (a)  Funds Distributor,  Inc. ("FDI"),  located at 60 State
Street, Boston,
          Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly  wholly-owned  subsidiary of Boston
Institutional Group,
          Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities
          Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the
Registrant:

                  Harris Insight Funds Trust
Fremont Mutual Funds, Inc.
                  The Munder Funds Trust
RCM Capital Funds, Inc.
                  St. Clair Funds, Inc.
Monetta Fund, Inc.
                  The Munder Framlington Funds Trust
Monetta Trust
                  BJB Investment Funds
Burridge Funds
                  The PanAgora Institutional Funds
The JPM Series Trust
                  RCM Equity Funds, Inc.
The JPM Series Trust II
                  Waterhouse Investors Cash Management Fund, Inc.
HT Insight Funds, Inc.
                  LKCM Fund
d/b/a Harris Insight Funds
                  The JPM Pierpont Funds
The Brinson Funds
                  The JPM Institutional Funds
WEBS Index Fund, Inc.
                  The Skyline Funds
The Montgomery Funds
                  Orbitex Group of Funds
The Montgomery Funds II

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                 Director, President and Chief Executive Officer
- Marie E. Connolly
                 Executive Vice President
- Richard W. Ingram
                 Executive Vice President
- Donald R. Roberson
                 Senior Vice President, General Counsel,
- John E. Pelletier
                 Secretary and Clerk
                 Senior Vice President
- Michael S. Petrucelli
                 Director, Senior Vice President, Treasurer and
- Joseph F. Tower, III
                 Chief Financial Officer
                 Senior Vice President
- Paula R. David
                 Senior Vice President
- Bernard A. Whalen
                 Director
- William J. Nutt

         (c)      Not Applicable

Item 30. Location of Accounts and Records.


                  The  account  books  and  other   documents
required  to  be
maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                  (1)      Munder Capital  Management,  480 Pierce
Street or 255
                           East  Brown  Street,   Birmingham,
Michigan   48009
                           (records  relating  to  its  function
as  investment
                           advisor)

                  (2)      First Data Investor  Services  Group,
Inc., 53 State
                           Street,  Exchange Place, Boston,
Massachusetts 02109
                           or 4400 Computer  Drive,  Westborough,
Massachusetts
                           01581   (records   relating  to  its
functions   as
                           administrator and transfer agent)

                  (3)      Funds  Distributor,  Inc., 60 State
Street,  Boston,
                           Massachusetts  02109 (records relating
to
                           its function as distributor)

                  (4)      Comerica  Bank, 1 Detroit  Center,  500
Woodward
                           Avenue,  Detroit,  Michigan  48226
(records
                           relating to its function as custodian)


Item 31. Management Services.

                  Not Applicable

Item 32. Undertakings.

         (a)      Not Applicable

         (b)      Not Applicable

         (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest
                  annual report to shareholders upon request and without charge.


         (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a
                  Director or Directors when requested to do so by the holders of at least  10% of the  Registrant's
outstanding  shares  of
                  common stock and in connection with such meeting to comply with the  shareholders'  communications
provisions of Section
                  16(c) of the Investment Company Act of 1940.

                                                        SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 30 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of
1933, as amended, and the Registrant has duly caused this Post-Effective
Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 12th day of September, 1997.


                                        The Munder Funds, Inc.

                                        By:          *
                                                 Lee P. Munder
                                                 President

*By:  _/s/ Julie A. Tedesco
       Julie A. Tedesco
       as Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

         Signatures                                  Title
Date





    *                                                President and
Chief                         September 12, 1997
-------------------------
Lee P. Munder                                        Executive
Officer


    *                                                Director
September 12, 1997
--------------------------
Charles W. Elliott


    *                                                Director
September 12, 1997
-------------------------
Joseph E. Champagne


*                                                    Director
September 12, 1997
---------------------
Thomas B. Bender


    *                                                Director
September 12, 1997
-------------------------
Thomas D. Eckert


    *                                                Director
September 12, 1997
-------------------------
John Rakolta, Jr.





    *                                                Director
September 12, 1997
-------------------------
David J. Brophy


    *                                                Vice
President,                             September 12, 1997
-------------------------
Terry H. Gardner                                     Treasurer and
                                                     Chief
Financial
                                                     Officer


*        By:      /s/ Julie A. Tedesco
                  Julie A. Tedesco
                  as Attorney-in-Fact



* The Powers of Attorney are incorporated by reference to Post-
         Effective Amendment No. 23 filed with the Securities and Exchange Commission on February 18, 1997.





                                                        EXHIBIT
INDEX


Exhibit Number                      Exhibit

11 (a)                              Consent of Ernst & Young LLP

17                                  Financial Data Schedules